As filed with the Securities and Exchange Commission on December 20, 2019

Securities Act Registration No. 333-234071
Investment Company Act Registration No. 811-23479

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________________

Form N-2

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]	PRE-EFFECTIVE AMENDMENT NO. 1
[ ]	POST-EFFECTIVE AMENDMENT NO.

and/or

[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	AMENDMENT NO. 1

______________________

361 Social Infrastructure Fund
Registrant Exact Name as Specified in Charter

______________________

235 W. Galena Street

Milwaukee, WI 53212

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(414) 299-2295

Registrant’s Telephone Number, including Area Code

______________________

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

______________________

Copies of Communications to:

Deborah Bielicke Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

______________________

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

[X]	Check box if any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan.

It is proposed that this filing will become effective (check appropriate box)

[X]	When declared effective pursuant to section 8(c)

______________________

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Class Institutional Class I Common Shares			$100,000	$12.98
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
(2)	Previously paid.

______________________

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Preliminary Prospectus dated December 20, 2019

361 Social Infrastructure Fund

Institutional Class I Shares

The Fund. 361 Social Infrastructure Fund (the “Fund”), a Delaware statutory trust, is a newly organized non-diversified, closed-end management investment company that continuously offers its shares (the “Common Shares”) and is operated as an “interval fund.”

Investment Objective. The Fund’s investment objective is to provide alternative income uncorrelated to public markets. There can be no assurance that the Fund will achieve its investment objective.

Investment Strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in debt securities of special-purpose vehicles (“SPVs”) or other entities that will acquire, install, maintain and manage essential facility infrastructure assets. “Essential facility infrastructure assets” are assets that perform essential services and are depreciable personal property and include, but are not limited to, heating, ventilation and air conditioning (HVAC) systems, roofing systems, windows, lighting, water pumps, escalators and elevators, motors and compressors, boilers, turbines and other related equipment.

The SPVs from which the Fund intends to purchase debt securities are designed to procure essential facility infrastructure assets to replace or upgrade facilities primarily in the social infrastructure sector. The social infrastructure sector includes entities that support social services including federal, state and local municipalities, educational and healthcare facilities, housing facilities, water and other public utilities, social services and human service providers, civic facilities and other long-lived entities. When the Fund is unable to find attractive investment opportunities or in order to maintain liquidity to fund repurchase offers, the Fund may invest in securities of other investment companies, including exchange-traded funds, real estate investment trusts or other similar securities that provide exposure to alternative asset classes, as well as money market instruments and high-quality debt securities. (continued on next page)

Investing in the Fund’s Common Shares involves a high degree of risk. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Common Shares and should be viewed as a long-term investment. See “Risk Factors” beginning on page 12 of this prospectus. You should consider these risks carefully together with all of the other information contained in this prospectus before making a decision to purchase the Fund’s securities.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

	Offering Price(1)	Maximum Sales Load	Proceeds to Fund(2)
Institutional Class I Shares	$10.00	None	$[•]
Total	$10.00	None	$[•]

(1)	Common Shares will initially be offered at $10.00 per share and thereafter will be offered on a monthly basis at net asset value per share.
(2)	Offering and organizational expenses are estimated to be approximately $[•].

Prospectus dated [•], 2019

Leverage. Although the Fund does not currently anticipate the use of leverage,the Fund may employ leverage to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund currently expects to engage in leverage through reverse repurchase agreements or borrowings, such as through bank loans or commercial paper and/or other credit facilities. The Fund may also issue preferred shares and debt securities. The Adviser considers market conditions at the time leverage is incurred and monitors compliance with asset coverage ratios under the 1940 Act and the Fund’s financial covenants on an ongoing basis. All fees and expenses incurred in connection with employing leverage will be indirectly borne by the Fund’s Common Shareholders. See “Risk Factors—Operational Risks—Leverage Risks.”

Interval Fund. The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental policy to make quarterly offers to repurchase Common Shares in an amount equal to between 5% and 25% of its outstanding Common Shares at net asset value (“NAV”), reduced by any applicable repurchase fee. Subject to applicable law and approval of the Fund’s Board of Trustees (the “Board”, the “Trustees” or the “Board of Trustees”), for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Common Shares at NAV. Written notification of each quarterly repurchase offer will be sent to shareholders at least twenty-one (21) calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their Common Shares in response to a repurchase offer). The Fund expects to distribute payments to shareholders between one (1) and three (3) business days after the date used to determine the Fund’s NAV applicable to the repurchase offer, and payment will occur no later than seven (7) calendar days after such date. The Fund expects to make its initial quarterly repurchase offer in the month of September and each December, March, June, and September thereafter. It is possible that a repurchase offer will be oversubscribed, and, as a result, shareholders may only be able to have a portion of their Common Shares repurchased. There is no assurance you will be able to tender your Common Shares. See “Operational Risks—Repurchase Offer Risk” for additional information regarding the risks of the Fund’s repurchase policy.

Investment Adviser. 361 Infrastructure Partners, LLC (the “Adviser”), a Delaware limited liability company with its principal place of business at 4600 South Syracuse Street, Suite 500, Denver, Colorado 80237, is the Fund’s investment adviser and provides investment advisory services to the Fund pursuant to an investment advisory agreement between the Adviser and the Fund (the “Advisory Agreement”). The Adviser, an investment management firm that evaluates and underwrites specialty financing opportunities for social infrastructure projects, is wholly owned by 361 Capital LLC. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for managing the Fund’s portfolio in accordance with its investment objective and policies.

This prospectus sets forth the information about the Fund that you should know before investing. You should read this prospectus before deciding whether to invest in the securities. You should retain this prospectus for future reference. A statement of additional information, dated [•], 2020, as supplemented from time to time, containing additional information, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the statement of additional information (the table of contents of which is on page 44 of this prospectus), the annual and semi-annual reports (when available), and other information about the Fund or make shareholder inquiries, by calling toll-free at 1-888-735-7443 (888-735-SIIF) or by writing to the Fund at 361 Funds, P.O. Box 2175, Milwaukee, WI 53201. The SAI, annual and semi-annual report and certain information about the Fund also will be available for free on the Adviser’s website at www.361funds.com (information included on such website does not form part of this prospectus) or on the SEC’s website (http://www.sec.gov).

The Fund’s Common Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized anyone to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer of these securities in any jurisdiction where the offer is not permitted.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

ii

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-888-735-7443 (888-735-SIIF), or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive paper copies of all future reports free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-735-7443 (888-735-SIIF) or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all funds managed by the Adviser or its affiliates that you hold directly or through your financial intermediary, as applicable.

CAUTIONARY NOTICE REGARDING FORWARD-LOOKING STATEMENTS

THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION CONTAIN “FORWARD-LOOKING STATEMENTS” (AS THAT TERM IS DEFINED IN SECTION 27A(I)(1) OF THE SECURITIES ACT OF 1933, AS AMENDED), INCLUDING STATEMENTS REGARDING, AMONG OTHER ITEMS, THE FUND’S BUSINESS STRATEGY AND ANTICIPATED TRENDS AFFECTING THE FUND’S BUSINESS. THE WORDS “BELIEVE,” “EXPECT,” “ANTICIPATE,” “PROJECT” AND SIMILAR EXPRESSIONS IDENTIFY FORWARD-LOOKING STATEMENTS THAT SPEAK ONLY AS OF THE DATE THE STATEMENT IS MADE. THESE FORWARD-LOOKING STATEMENTS ARE BASED LARGELY ON THE ADVISER’S EXPECTATIONS AND ARE SUBJECT TO A NUMBER OF RISKS AND UNCERTAINTIES, SOME OF WHICH CANNOT BE PREDICTED OR QUANTIFIED AND ARE BEYOND THE CONTROL OF THE ADVISER. FUTURE EVENTS AND ACTUAL RESULTS COULD DIFFER MATERIALLY FROM THOSE SET FORTH IN, CONTEMPLATED BY OR UNDERLYING THE FORWARD-LOOKING STATEMENTS. STATEMENTS IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, INCLUDING THOSE SET FORTH IN “RISK FACTORS,” DESCRIBE FACTORS, AMONG OTHERS, THAT COULD CONTRIBUTE TO OR CAUSE SUCH DIFFERENCES. IN LIGHT OF THESE RISKS AND UNCERTAINTIES, THERE CAN BE NO ASSURANCE THAT THE FORWARD-LOOKING INFORMATION CONTAINED IN OR INCORPORATED INTO THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION WILL IN FACT PROVE TO BE ACCURATE. ALL WRITTEN AND ORAL FORWARD-LOOKING STATEMENTS ATTRIBUTABLE TO THE FUND OR ADVISER ARE EXPRESSLY QUALIFIED IN THEIR ENTIRETY BY THE FOREGOING.

iii

TABLE OF CONTENTS

Prospectus Summary	2
Summary of Fund Expenses	7
The Fund	8
Use of Proceeds	8
Investment Objective and Principal Investment Strategies	8
Risk Factors	12
Leverage	20
Management of the Fund	21
Purchase of Common Shares	24
Periodic Repurchase Offers	28
Privacy Notice	31
Determination of Net Asset Value	32
Distributions	32
Automatic Dividend Reinvestment Plan	33
Description of Securities	33
Certain Provisions in The Declaration of Trust and Bylaws	35
Material U.S. Federal Income Tax Considerations	37
Administrator, Custodian and Transfer Agent	43
Legal Matters	43
Available Information	43
Table of Contents of the Statement of Additional Information	45

Prospectus Summary

This is only a summary of certain information contained in this prospectus relating to the 361 Social Infrastructure Fund. This summary may not contain all of the information that you should consider before investing in the Fund. You should review the more detailed information contained in this Prospectus and in the Statement of Additional Information.

The Fund	361 Social Infrastructure Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company and is operated as an “interval fund.”

The Offering	The Fund continuously offers common shares of beneficial interest (the “Common Shares”). Currently, the Fund offers Institutional Class I Shares. The Fund and 361 Infrastructure Partners, LLC (the “Adviser”), intend to apply for exemptive relief from the Securities and Exchange Commission (the “SEC”) that will permit the Fund and its affiliates to issue multiple classes of common shares and to impose asset-based distribution fees and early withdrawal fees; there is no assurance, however, that the relief will be granted. Until such exemptive relief is granted, the Fund will offer only Institutional Class I Shares. Upon the exemptive relief being granted, the Fund may offer additional classes of common shares.

Institutional Class I Shares will initially be offered at $10.00 per share, and thereafter will be offered at net asset value (“NAV”) per share. The Fund and the Distributor (as defined below) reserve the right to reject a purchase order for any reason. Holders of Common Shares (“Common Shareholders”) will not have the right to redeem their Common Shares. However, as described below, in order to provide some liquidity to Common Shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding Common Shares.

Minimum Investment	The minimum initial investment for the Common Shares is $25,000 per account, and the minimum subsequent investment in the Fund per account is $1,000, except that the minimum investment may be modified or waived by the Fund or the Adviser.

Investment Objective	The Fund’s investment objective is to provide alternative income uncorrelated to public markets. The Fund’s investment objective is not fundamental and may be changed by the Fund’s Board of Trustees (the “Board” or the “Board of Trustees”) without the approval of the holders of a majority of the outstanding Common Shares or preferred shares, if any.

Investment Strategies	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in debt securities of special-purpose vehicles (“SPVs”) or other entities that will acquire, install, maintain and manage essential facility infrastructure assets. “Essential facility infrastructure assets” are assets that perform essential services and are depreciable personal property and include, but are not limited to, heating, ventilation and air conditioning systems (HVAC), roofing systems, windows, lighting, water pumps, escalators and elevators, motors and compressors, boilers, turbines and related equipment. The debt securities in which the Fund will invest will be issued by SPVs designed to procure essential facility infrastructure assets to replace or upgrade facilities primarily in the social infrastructure sector. The social infrastructure sector includes entities that support social services including federal, state and local municipalities, educational and healthcare facilities, housing facilities, water and other public utilities, social services and human service providers, civic facilities and other long-lived entities (“End Users”). When the Fund is unable to find attractive investment opportunities or in order to maintain liquidity to fund repurchase offers, the Fund may invest in other securities including securities of other investment companies, including exchange-traded funds, real estate investment trusts (“REITs”) or other similar securities that provide exposure to alternative asset classes, as well as money market instruments and high-quality short-term debt securities.

Special-Purpose Vehicles

The Fund will invest primarily in debt securities issued by SPVs sponsored by Sustainability Partners LLC (“Sustainability Partners”) or an affiliate of Sustainability Partners. The Fund will invest in securities of SPVs or similar entities sponsored by other parties if Sustainability Partners does not have an adequate pipeline of investment opportunities that meet the Fund’s investment criteria or as necessary to meet investment limitations and restrictions. Sustainability Partners has developed a unique utility-based business model. Under this business model, SPVs sponsored by Sustainability Partners will acquire, install, maintain and manage essential facility infrastructure assets on the premises of End Users in return for payments under a services agreement. The SPV for a particular project will own all infrastructure assets installed and maintained on the premises of the End User for that project and will receive all usage and other fees pursuant to one or more service agreements with End Users. Sustainability Partners seeks End Users primarily in the social infrastructure sector. Sustainability Partners and/or one of its affiliates will receive an asset servicing fee from the SPV in exchange for conducting the day-to-day operations of the SPVs, including developing and negotiating customer contracts, monitoring, managing, servicing and fulfilling customer contracts, acquiring, monitoring and managing infrastructure assets and providing other services.

Debt Securities

The Fund will invest in debt securities issued by SPVs that install, maintain and service essential facility infrastructure assets. Such securities may have fixed or floating rates of interest and may be senior in the capital structure or may be subordinated to other types of debt, such as a bank line of credit. Senior debt securities of the SPVs are expected to be secured by the revenues or assets of the SPV. Payments of principal and interest on debt securities issued by such SPVs are supported solely by the assets owned by a particular SPV; holders of debt securities do not have recourse against the entity sponsoring the SPV or against other SPVs organized by the same sponsor.

Debt securities of SPVs of the types in which the Fund intends to invest are issued in private placements to a limited number of institutional investors and are not tradeable in a secondary market. The Fund may hold all or a significant portion of a particular tranche of debt securities. No trading market is expected to develop for such securities and the ability of the Fund to transfer such securities to a third party may be limited.

The debt securities of SPVs in which the Fund intends to invest are not expected to be rated by a rating agency. However, End Users are expected to have rated securities or to otherwise provide financial or other information upon which an investor in the SPV can base a credit assessment.

Investments in Other Investment Companies

The Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts that invest in infrastructure assets or other alternative asset classes. The Fund may also invest in ETFs, which are typically open-end funds or unit investment trusts listed on a stock exchange. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. Absent SEC exemptive or similar relief, the Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the 1940 Act.

Temporary Investments and Defensive Investments

The Fund typically invests available cash in money market funds, short-term U.S. government securities, money market instruments or shares of U.S. dollar denominated money market funds, which are a type of investment company. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. Investments in money market funds are also subject to the risks of investing in other investment companies.

For more information about the Fund’s investment strategies, see “Investment Objective and Principal Investment Strategies.”

Periodic Repurchase Offers	The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to Common Shareholders, has adopted a fundamental policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board of Trustees, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Common Shares at NAV.

The Fund may impose a repurchase fee of up to 2.00% of the amount of Common Shares that are accepted for repurchase by the Fund. The Fund has elected not to impose the repurchase fee on repurchases of Common Shares acquired through the reinvestment of distributions. The Fund may, in its sole discretion, choose to reduce or waive the repurchase fee. For example, the Fund may waive or reduce the repurchase fee if the Adviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

The Fund’s Common Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Common Shares. Accordingly, you may not be able to sell Common Shares when and/or for the amount that you desire. Thus, the Common Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and Common Shareholders to special risks. See “Risk Factors—Operational Risks—Repurchase Offer Risk.”

Leverage	The Fund may add leverage to its portfolio by utilizing reverse repurchase agreements or borrowings, such as through bank loans or commercial paper and/or other credit facilities. The Fund may also issue preferred shares and debt securities that represent the leveraging of the Common Shares. Although the Fund does not currently anticipate the use of leverage, the Fund may employ leverage to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser considers market conditions at the time leverage is incurred and monitors for asset coverage ratios relative to 1940 Act requirements and the Fund’s financial covenants on an ongoing basis. All fees and expenses incurred in connection with borrowing money or issuing and servicing debt securities and preferred shares will be indirectly borne by the Fund’s Common Shareholders. See “Leverage” and “Risk Factors—Operational Risks—Leverage Risks.”

Distributions	The Fund intends to distribute substantially all of its net investment income to Common Shareholders in the form of distributions. The Fund intends to declare and pay distributions on a quarterly basis beginning in September 2020. In addition, the Fund intends to distribute any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

Cash distributions to holders of Common Shares will be automatically reinvested under the Fund’s Automatic Dividend Reinvestment Plan (“DRIP” or the “Plan”) in additional whole and fractional shares unless the shareholder elects to “opt-out” and receive cash. See “Distributions” and “Automatic Dividend Reinvestment Plan.”

Investment Adviser	361 Infrastructure Partners, LLC, a Delaware limited liability company with its principal place of business at 4600 South Syracuse Street, Suite 500, Denver, Colorado 80237, is the Fund’s investment adviser and provides investment advisory services to the Fund pursuant to an investment advisory agreement between the Adviser and the Fund (the “Advisory Agreement”). The Adviser is an SEC-registered investment adviser and provides investment advice to private funds and closed-end funds. The Adviser is wholly-owned by 361 Capital LLC. As of November 30, 2019, the Adviser and its affiliates have total assets under management of approximately $1.53 billion.

For more information about the Adviser, see “Management of the Fund—Investment Adviser.”

Co-Administrators	Mutual Fund Administration, LLC and UMB Fund Services, Inc. (collectively, the “Co-Administrators”) serve as co-administrators to the Fund and provide certain administrative services. As compensation for their services, the Fund will pay the Co-Administrators a fee for administration services. The fee is payable monthly based on the Fund’s average daily net assets. See “Administrator, Custodian and Transfer Agent.”

Transfer Agent	UMB Fund Services, Inc. (the “Transfer Agent”) acts as the Fund’s fund accountant, transfer agent and dividend disbursing agent pursuant to separate agreements. See “Administrator, Custodian and Transfer Agent.”

Custodian	UMB Bank n.a. serves as the Fund’s custodian. See “Administrator, Custodian and Transfer Agent.”

Distributor	Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Common Shares and serves in that capacity on a best-efforts basis, subject to various conditions. Shares of the Fund may be offered through other brokers, dealers and other financial intermediaries that have entered into selling agreements with the Distributor.

Unlisted Closed-End Fund Structure;
Limited Liquidity	The Fund will not list its Common Shares for trading on any securities exchange. There is currently no secondary market for the Common Shares, and the Fund does not expect any secondary market to develop for its Common Shares. Common Shareholders of the Fund are not able to have their Common Shares redeemed or otherwise sell their Common Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an “interval fund” and conducts periodic repurchase offers for a portion of its outstanding Common Shares, as described herein. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the Common Shares. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund.

Investor Suitability	An investment in the Fund involves a high degree of risk. It is possible that you will lose money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Common Shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund should not be viewed as a complete investment program.

Risks	Investing in the Common Shares involves risk, including the risk that you may receive little or no return on your investment, or even that you may lose part or all of your investment. The Fund’s strategy of investing primarily in debt securities of SPVs that finance essential facility infrastructure sectors means that the Fund’s performance will be closely tied to the ability of municipalities, state and federal entities and agencies, universities, schools, airports, hospitals and other entities to perform under their applicable services agreements. The Fund’s emphasis on these investments may present more risk than if the Fund were broadly diversified over numerous industries and sectors of the economy. An investment in Common Shares will also be subject to the risks inherent to investing in illiquid securities.

There is no secondary market for the Common Shares, and shareholders may not be able to sell all of their shares in repurchase offers conducted by the Fund. These risks, along with other risks applicable to an investment in the Common Shares, are more fully set forth under the heading “Risk Factors.” Before investing in the Common Shares, you should consider carefully all of these risks.

The Common Shares are not an appropriate investment for a short-term trading strategy. An investment in Common Shares should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective.

Summary of Fund Expenses

This table describes the combined fees and expenses of the Fund that you will incur if you buy and hold Common Shares in the Fund. Because the Fund has no operating history, many of these expenses are estimates.

Institutional Class I Shares
Shareholder Transaction Expenses:
Maximum Sales Load (as a percentage of the offering price)(1)	None
Maximum Repurchase Fee(2)	2.00%

Institutional Class I Shares
Annual Expenses (Percentage of Net Assets Attributable to Common Shares)
Management Fee(3)	1.25%
Distribution and Service Fee	None
Interests Payments on Borrowed Funds(4)	0.00%
Other Expenses(5)	0.68%
Acquired Fund Fees and Expenses(5)	0.02%
Total Annual Expenses	1.95%

(1)	Foreside Fund Services, LLC is the principal underwriter and distributor of the Common Shares and serves in that capacity on a best efforts basis, subject to various conditions. Shares of the Fund may be offered through other brokers, dealers and other financial intermediaries that have entered into selling agreements with the Distributor.
(2)	The Fund may impose a repurchase fee of up to 2.00% of the amount of Common Shares accepted for repurchase. Payment of the repurchase fee is made by netting the fee against the repurchase proceeds. The repurchase fee is retained by the Fund for the benefit of the remaining shareholders. If a shareholder has made multiple purchases and tenders a portion of its Common Shares, the repurchase fee is calculated on a first-in/first-out basis. The Fund has elected not to impose the repurchase fee on repurchases of Common Shares acquired through the reinvestment of dividends. The Fund may, in its sole discretion, choose to reduce or waive the repurchase fee. See “Periodic Repurchase Offers” for additional information about Common Share repurchases.
(3)	Under the Advisory Agreement, the Fund will pay the Adviser quarterly, as compensation for the services rendered by it, a fee equal on an annual basis to 1.25% of the Fund’s daily Managed Assets. “Managed Assets” means total assets (including assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares.
(4)	The Fund does not anticipate using leverage in the current fiscal year.
(5)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Example

As required by the relevant SEC regulations, the following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares and assuming (i) the Fund issues an aggregate offering amount of approximately $100 million of Common Shares, (ii) total annual expenses of net assets attributable to the Common Shares remains the same except (a) to reduce annual expenses upon completion of organization and offering expenses and (b) as noted in assumption (v) below, (iii) a 5% annual return, (iv) reinvestment of all distributions at NAV and (v) application of the Expense Limitation and Reimbursement Agreement through February 28, 2021:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$20	$61	$105	$227

The example above is intended to assist you in understanding the various costs and expenses an investor in Institutional Class I Shares may bear directly or indirectly and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, while the example assumes, as required by the applicable rules of the SEC, a 5% annual return, the Fund’s performance will vary and may result in a return greater or less than 5%. In addition, the example assumes reinvestment of all distributions at NAV.

For additional information with respect to the Fund’s expenses, see “Management of the Fund” and “Automatic Dividend Reinvestment Plan.”

The Fund

The Fund is a newly organized, non-diversified, closed-end management investment company registered under the 1940 Act, and is operated as an interval fund. An interval fund is a type of closed-end investment company that is required to offer to repurchase its shares from shareholders at periodic intervals, in the Fund’s case, quarterly. The Fund was organized as a Delaware statutory trust on August 7, 2019. The Fund’s fiscal year ends on October 31. The Fund’s principal office is located at 235 W. Galena Street, Milwaukee, WI 53212.

Use of Proceeds

We will use the net proceeds from the sale of the Fund’s Common Shares to invest in accordance with its investment objective and policies and for working capital purposes. It is anticipated that it may take up to 6 to 9 months to fully invest the proceeds of the initial offering and any subsequent purchases due to the time necessary to identify and structure the type of infrastructure projects in which the Fund invests. Pending such investment, the Fund expects that the net proceeds of this offering will be invested in cash and cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high-quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund’s assets would earn interest income at a modest rate. During periods when the Fund is invested in short-term securities, the Fund may not achieve its investment objective.

Investment Objective and Principal Investment Strategies

Investment Objective

The Fund’s investment objective is to provide alternative income, uncorrelated to public markets. The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without the approval of the holders of a majority of the outstanding Common Shares or preferred shares, if any. There is no assurance that the Fund will achieve its investment objective.

Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in debt securities of SPVs that will acquire, install, maintain and manage essential facility infrastructure assets. “Essential infrastructure assets” are assets that perform essential services and are depreciable personal property that include, but are not limited to, heating, ventilation and air conditioning systems (HVAC), roofing systems, windows, lighting, water pumps, escalators and elevators, motors and compressors, boilers, turbines and related equipment. The debt securities in which the Fund will invest are issued by SPVs designed to procure essential facility infrastructure assets that replace or upgrade the facilities of municipalities, state and federal entities and agencies, universities, schools, airports, hospitals and other similar entities with long-lived facilities (previously defined as “End Users”). The Fund does not have any stated maturity or duration policies; however, the debt securities of SPVs in which the Fund invests typically have longer-term maturities.

The Adviser will consider the following factors, among others, in determining whether to invest in debt securities issued by an SPV: a credit assessment of the municipality or other entity that enters into a service agreement with the SPV by a nationally recognized credit reporting agency (typically Moody’s or S&P), if any, or other credit sources reporting such entity’s obligation payment history; the terms of service agreements between the SPV and End Users; the age, type and geographic location of the underlying infrastructure assets; the anticipated life and holding period of the underlying infrastructure assets; economic and political risks with respect to End Users who are counterparties to service agreements with the SPV; the terms of the securities being offered including their position in the capital structure and any collateral or security interest; the type and class of the other interests in the SPV being offered; the diversification of the Fund’s existing investments; any applicable investment limitations; and the capacity of the Fund to make such investment in light of its uninvested capital and repurchase obligations, as described below, and any other factors the Adviser determines to be relevant. The Adviser seeks to create a differentiated and balanced portfolio across the following metrics:

●	Client Type. The Adviser will manage exposure across client types (e.g., including, but not limited to, federal, state and local municipalities, educational and healthcare facilities, housing facilities, water and other public utilities, social services and human service providers, civic facilities and other long-lived entities) and will generally seek to limit exposure to any one End User to no more than 25% of the Fund’s net assets, measured at the time of investment.

●	Geography. The Adviser seeks exposure to End Users located within and across the United States.

●	Product. The Adviser also seeks to diversify across asset types (e.g., HVAC, water treatment, lighting).

When the Fund is unable to find attractive investment opportunities or in order to maintain liquidity to fund repurchase offers, the Fund may invest in securities of other investment companies, including exchange-traded funds, REITs or other securities that provide exposure to alternative asset classes.

Other Investment Policies

A change in the policy of investing at least 80% of the total assets in debt securities of SPVs that finance essential facility infrastructure projects will require at least sixty (60) days’ prior written notice to shareholders. Unless otherwise stated, investment restrictions apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market price fluctuations.

During any period in which the Fund is investing the net proceeds of this offering or in order to maintain liquidity for repurchases, the Fund may deviate from its investment policies by investing the net proceeds in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities. Under adverse market or economic conditions, the Fund may invest up to 100% of its total assets in these securities. To the extent the Fund invests in these securities on a temporary basis or for defensive purposes, the Fund may not achieve its investment objective.

Investment Securities

The types of securities in which the Fund may invest include, but are not limited to, the following:

Debt Securities of Special-Purpose Vehicles

Special-Purpose Vehicles. The Fund invests in debt securities of SPVs that will acquire, install and maintain and manage essential facility infrastructure assets. Initially, the Fund expects to invest primarily in debt securities issued by SPVs organized and managed by Sustainability Partners. Under Sustainability Partners’ business model, SPVs sponsored by Sustainability Partners will acquire, install, maintain and manage essential facility infrastructure assets on the premises of End Users in return for payments under a utility-based services agreement. The SPV for a particular project will own all infrastructure assets installed and maintained on the premises of the End User for that project and will receive all usage and other fees pursuant to one or more service agreements with End Users. Sustainability Partners and/or one of its affiliates will receive an asset-based servicing fee from the SPV in exchange for conducting the day-to-day operations of the SPVs, including developing and negotiating customer contracts, monitoring, managing, servicing and fulfilling customer contracts, acquiring, monitoring and managing infrastructure assets and providing other services.

Sustainability Partners funds, designs, procures, installs, maintains, warranties and continually upgrades essential facilities of governmental entities and public authorities through its Sustainability as a Service® (SaaS) model. Under this utility-like financing model, Sustainability Partners presents End Users with an attractive alternative to the traditional procurement process for replacing and upgrading essential facility infrastructure. Sustainability Partners handles all aspects of the financing, procurement, installation and maintenance of essential facility infrastructure assets. End Users enter into service agreements with the applicable SPV and pay usage fees under such service agreements to the SPV. Specifically, the SaaS model involves the following steps, each of which will be undertaken by the project-specific SPV: (1) identify old infrastructure for upgrade; (2) negotiate and sign a Master Utility Service Agreement with the End User; (3) buy from, and work with, market leading manufacturers to design and engineer state-of the-art, smart facility infrastructure; (4) pay for installation and ongoing maintenance of infrastructure usage; (5) continuously monitor performance and usage of installed systems; and (6) send monthly invoices to End Users based on actual usage and receive usage-based fees from End Users.

Sustainability Partners has established a number of factors to consider when sourcing projects and manufacturers including 10+ years of useful life, proven durability and end-to-end performance maintenance agreements, warranty and/or insurance for the entire useful life, low-risk installation, stable technology road map, public or large manufacturer entity, and positive customer references. As part of its due diligence and risk management process, Sustainability Partners similarly emphasizes identification of prime candidates for infrastructure upgrades primarily in the social infrastructure sector. Sustainability Partners has developed a process for identifying promising End Users that considers a number of factors, including the following:

●	Public or perpetual entity

●	Long-lived buildings in vibrant communities

●	Facility exists in a natural monopoly

●	Cumbersome infrastructure procurement process

●	Capital constrained to core mission and not currently allocable to infrastructure improvements

●	Ability to expand the scope of its infrastructure capabilities

●	Consistent and significant utilization of facilities

●	Facilities built prior to 2000

●	Utilities not a negotiated budget line item

Debt Securities. The Fund will invest in debt securities issued by SPVs that acquire, install, maintain and manage essential facility infrastructure assets. The Fund may invest in all types of debt securities across the capital structure of such SPVs. SPVs are typically organized as limited liability companies and will typically issue equity securities and have multiple types of borrowings and debt securities outstanding, including borrowings from banks, mezzanine debt, senior secured debt and subordinated debt. Such securities may have fixed or floating rates of interest and may be senior in the capital structure or may be subordinated to other types of debt, such as a bank line of credit. Payments of principal and interest on debt securities issued by such SPVs are supported solely by the assets of the particular SPV issuing the security; holders of debt securities do not have recourse against the entity sponsoring the SPV or against other SPVs organized by the same sponsor. The expected cash flows of such SPVs are expected to consist of revenues from utility-based service agreements with End Users less expenses necessary to organize and operate the SPV.

Debt securities of SPVs of the types in which the Fund intends to invest are issued in private placements to a limited number of institutional investors and are not tradeable in a secondary market. The Fund may hold all or a significant portion of a particular tranche of debt securities. No trading market is expected to develop for such securities, and the ability of the Fund to transfer such securities to a third party may be limited.

Debt securities of SPVs in which the Fund intends to invest are not expected to be rated by a rating agency. However, End Users are expected to have rated securities or to otherwise provide financial or other information upon which an investor in the SPV can base a credit assessment. The Fund does not have any limits on credit quality and may invest in debt securities that are deemed to be the equivalent of below-investment-grade securities (commonly referred to as junk bonds).

Due to the bespoke nature of the debt securities of SPVs in which the Fund intends to invest, such securities are not expected to be covered by pricing services normally used by the Fund to value debt securities. Accordingly, a substantial portion of securities held by the Fund are expected to be fair valued in accordance with policies approved by the Board of Trustees.

Investments in Other Investment Companies

The Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts. The Fund may also invest in ETFs, which are typically open-end funds or unit investment trusts listed on a stock exchange. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. Absent SEC exemptive or similar relief, the Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the 1940 Act.

Allocation of Investment Opportunities

As a general matter, there can be no assurances that all investment opportunities identified as suitable by the Adviser will be made available to the Fund. To the extent a particular investment is determined to be suitable for more than one of the Adviser’s clients (including any private funds) (“361 Accounts”), such investment will be allocated or apportioned by the Adviser between (or among) applicable clients to the extent the Adviser determines it is practicable and advisable to do so.

Any allocation or apportionment of a particular investment opportunity generally will be made on an investment-by-investment basis pro rata between (or among) relevant 361 Accounts based on relative assets under management in the particular asset class (or another relevant metric as determined by the Adviser to be fair and equitable on an overall basis to all applicable clients under the circumstances).

However, the Adviser is not required to allocate on a pro rata basis if, in its sole discretion, the Adviser believes that another manner of allocating or apportioning such investment is fair and equitable on an overall basis to all applicable clients under the circumstances, taking into account relevant characteristics of each applicable 361 Account (in each case, both at the time of the investment and on a prospective basis). Such characteristics may include, among other factors and without limitation, size, the amount of available capital, investment objective, investment strategies, investment and other disclosed restrictions, term of 361 Accounts (e.g., near the end of a fund or account), risk profile, liquidity, overall portfolio composition, investment activity, and tax and legal considerations.

Further, prospective investors should note that the Adviser may establish additional 361 Accounts with investment objectives, mandates and policies that are substantially similar to those of the Fund. The Adviser may allocate investment opportunities to such 361 Accounts, and such 361 Accounts may compete with the Fund for specific transactions.

The Adviser may give advice and recommend securities to buy or sell for the Fund, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, 361 Accounts, even though their investment objectives may be the same as, or similar to, the Fund’s investment objective.

The Adviser and the Fund intend to apply for exemptive relief from the SEC that would permit certain co-investment transactions. In this regard, the Adviser would have the ability to allocate investment opportunities of certain negotiated transactions between the Fund, other funds registered under the 1940 Act and other accounts managed by the Adviser pro rata based on available capital, up to the amount proposed to be invested by each. All accounts would generally be required to participate on the same terms, and the board of trustees of each participating registered fund must approve such registered fund’s participation in the co-investment transaction.

Temporary Investments and Defensive Investments

Pending investment of offering proceeds in longer-term investments or in order to provide liquidity for quarterly repurchases, the Fund may invest in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high-quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities. The Fund also may invest in these instruments on a temporary basis to meet working capital needs, including, but not limited to, for collateral in connection with certain investment techniques, to hold as a reserve pending payment of distributions, to fund repurchases of Common Shares and to facilitate the payment of expenses and settlement of trades. Under adverse market or economic conditions, the Fund may invest up to 100% of its total assets in these securities. The yield on these securities may be lower than the returns when the Fund is pursuing its investment objective.

Portfolio Turnover

The Fund’s annual portfolio turnover rate may vary greatly from year to year. The Fund may engage in frequent and active trading of its portfolio securities that are liquid and freely tradeable but it does not intend to do so under normal conditions. During the Fund’s initial investment period or during a period of a high level of repurchase activity, however, its annual turnover rate may exceed 100%. A high turnover rate involves greater trading costs to the Fund and may result in greater realization of taxable capital gains.

Risk Factors

The Fund is a non-diversified closed-end management investment company and has no operating history. The Fund is designed primarily as a long-term investment vehicle and not as a trading tool. An investment in the Fund’s securities should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective. The value of an investment in the Common Shares could decline substantially and cause you to lose some or all of your investment. Before investing in the Common Shares, you should consider carefully the following risks.

Investment Risks

General

Limited Operating History. The Fund is a newly organized, non-diversified closed-end management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will be able to implement its investment strategy and investment approach to achieve its objective.

Management Risk. The Fund’s ability to achieve its investment objective is directly related to the Adviser’s implementation of the investment strategies for the Fund. The value of your investment in the Common Shares may vary with the effectiveness of the research and analysis conducted by the Adviser and its ability to identify and take advantage of attractive investment opportunities. If the investment strategies of the Fund do not produce the expected results, the value of your investment could be diminished or even lost entirely, and the Fund could underperform the market or other funds with similar investment objectives.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer than a diversified fund. As a result, the Fund may be more susceptible than a diversified fund to any single issuer, political, geographic or regulatory occurrence. In particular, because the Fund’s portfolio of investments may lack diversification across asset types and issuers, the Fund is susceptible to a risk of significant loss if one or more of the End Users default on service agreements or if an SPV otherwise defaults on its obligations to debt security holders such as the Fund.

Liquidity Risk. Debt securities issued by the SPVs will be highly illiquid, and the Fund will likely be able to sell such securities only in private transactions with another investor or group of investors, and there can be no assurance that the Fund will be able to successfully arrange such transactions if and when the Fund desires to sell any such investments or, if successfully arranged, that the Fund will be able to obtain favorable values upon such sale.

Social Infrastructure-Related Risks

The SPVs in which the Fund will invest are subject to infrastructure-related risks. The ability of an SPV to service principal and interest payments on its debt obligations will depend on the performance of the assets held by the SPV. In particular, the principal cash flows of such SPVs are derived from usage fees under service agreements with End Users. Because End Users are primarily concentrated in the social infrastructure sector, the SPVs are subject to the risks of the social infrastructure sector. These risks include the risks that an End User determines to cancel a project or change its terms, funding or authority for the project is terminated or modified, the End User is unable fulfill its contractual obligations and changes in laws and regulations affecting End Users or the procurement process. The concentration of the Fund’s investments in these sectors may present more risk than if the Fund were broadly diversified over numerous industries and sectors of the economy. A downturn in this sector or regulatory or other factors that increase the costs of procuring, installing or maintaining essential facility infrastructure assets would have a greater impact on the Fund than on a fund that does not focus on infrastructure-related investments. The performance of debt securities of SPVs held by the Fund may react similarly to certain market, economic and other factors. This correlation may be higher during periods of market stress, and there may be times when the performance of infrastructure-related investments lags the performance of the market as a whole. There can be no assurance that the Fund’s allocation of assets among multiple projects and End Users will provide investors with any of the benefits typically associated with sector diversification.

Special-Purpose Vehicle Risks

The Fund expects to invest primarily in debt securities of SPVs that acquire, install, maintain and manage essential facility infrastructure assets. The sponsor of the SPV is responsible for sourcing, coordinating installation of and servicing the essential facility infrastructure assets owned by such SPVs. Initially, the Fund expects to invest primarily in debt securities of SPVs sponsored by Sustainability Partners.

Limited Number of Investments. The Fund may make only a limited number of investments and may have exposure to a limited number of End Users and limited types of underlying assets. As a consequence, the returns realized by investors in the Fund could be adversely affected in a material manner by the unfavorable performance of even one investment, or the counterparty risk of a single or limited number of End Users. In addition, the Fund is subject to the legal, structural and tax risks associated with the structure of the SPVs. An adverse legal, tax or regulatory development that affects the intended tax or other treatment of an investment in debt securities of the SPVs could affect some or all of the Fund’s investments in a substantially similar manner.

Reliance on Sustainability Partners. The Fund will be heavily dependent on investment opportunities sourced by Sustainability Partners. To the extent that Sustainability Partners has an inadequate pipeline of projects or such projects do not meet the Fund’s investment criteria, the Fund’s investment in temporary assets will increase and the Fund’s return could be adversely impacted.

Unspecified Investments. The Fund has not identified any specific investments. A purchaser of an interest in the Fund must rely on the ability of the Adviser to identify and evaluate potential investment opportunities. The Adviser is, in turn, reliant on Sustainability Partners’ ability to identify and execute on its potential pipeline of infrastructure projects. To the extent that Sustainability Partners’ pipeline does not materialize, or does not materialize in a timely matter, the Fund may remain invested in cash, cash equivalents or other liquid investments for an extended period of time and may not realize its investment objective.

Highly Competitive Market for Investment Opportunities. The business of identifying, structuring and completing infrastructure projects in which Sustainability Partners seeks to invest is highly competitive. The Fund will be competing for investment with other investment funds, as well as with individuals, financial institutions and institutional investors that provide capital to Sustainability Partners. These and other investors may make competing offers for investment opportunities, which may affect the Fund’s ability to participate in attractive investment opportunities.

Risks Related to Operation of SPVs. Before making an investment in an SPV, the Adviser typically will conduct such diligence as it deems reasonable and appropriate based on the facts and circumstances applicable to each investment, including review of the terms of the operating agreement governing the SPV, the form of agreement expected to be used with End Users and the counterparty risk of the identified End User; however, the Adviser is relying on Sustainability Partners to underwrite underlying infrastructure projects and does not intend to duplicate Sustainability Partners’ underwriting and origination process. Furthermore, the Adviser is reliant almost exclusively on information provided by Sustainability Partners in assessing the performance potential of prospective investments. There is no assurance that the Adviser’s diligence will reveal or highlight all relevant facts necessary or helpful in evaluating each investment opportunity. There is no assurance that the Adviser will be able to detect or prevent irregular accounting, improper procurement processes or other irregular or fraudulent practices of Sustainability Partners, SPVs or End Users that are counterparties to the service agreements. In the event of fraud or misconduct of Sustainability Partners, any SPV or their affiliates, the Fund may suffer a partial or total loss of its investment.

The SPVs own assets and enter into utility-based service agreements with End Users. As a result, the Fund will be subject to the risks of Sustainability Partners’ utility-based business model, including:

●	Operating Risk. The model employed by Sustainability Partners is subject to operating risks similar to those of utility companies including equipment failure causing outages; structural, maintenance, impairment and safety problems; equipment inoperability or inefficiencies; dependence on specific sources of materials; changes in equipment efficiency; lack of sufficient capital to maintain assets; significant capital expenditures to keep older assets operating efficiently; seasonality; changes in supply and demand for resources necessary to operate assets; catastrophic and/or weather-related events; and environmental compliance.

●	Financial and Technology Risk. Because of the nature of Sustainability Partners’ unique business model, SPVs in which the Fund invests will be subject to financial and technology risks associated with owning underlying assets. The SPVs, rather than End Users, will procure and own assets and will be responsible for their ongoing maintenance and upgrades. Accordingly, the SPV will bear the risks of any nonperforming assets, the risks that usage fees are inadequate to cover the costs of procuring, installing, maintaining and replacing assets, and the risks of technology obsolescence. The costs of installing, maintaining or replacing assets may be affected by factors beyond the control of the SPV or Sustainability Partners including weather, natural disasters, public policy, political factors such as tariffs or trade policy or environmental factors. Furthermore, the Fund is subject to the risks that Sustainability Partners’ proprietary processes for forecasting, verifying and monitoring usage do not operate as intended.

●	Forecasting Risk. The ability of the SPVs to service debt securities in which the Fund may invest depends on the accuracy of the forecasts of revenue to be derived from usage fees from End Users. To the extent that Sustainability Partners’ forecasts of usage are determined to be unreliable with respect to one or more investments, the SPV may be unable to meet principal and interest payments on debt securities issued by the SPV. Usage estimates may be influenced by factors beyond the control of the SPV or Sustainability Partners, including market and economic factors that influence supply and demand.

●	Termination Risk. An SPV’s ability to service its debt obligations is dependent on the long-term predictability of periodic cash flows from the SPVs; however, it is expected that End Users will have the ability to terminate service agreements upon not more than thirty (30) days’ prior notice with the option to return the infrastructure upgrade or pay a buyout fee based on straight-line depreciation of the infrastructure upgrade less costs. In either case, an SPV may be unable to recover its initial capital to fund, procure, install, own and operate the underlying assets. Additionally, the SPV may be unable to successfully redeploy such assets if the End User elects to return the infrastructure upgrade. If one or more service agreements is terminated prematurely, the Fund’s return will be adversely affected and the Fund may experience significant delays in sourcing new projects at comparable yields.

●	Counterparty Risk. The Fund is subject to the risk that End Users enter into bankruptcy or are otherwise unable to meet their obligations under the service agreement. Additionally, there is the risk that governmental entities who are counterparties to the service agreements do not receive continued funding for service payments under a service agreement.

●	Regulatory Risk. The operation of infrastructure-related assets may be subject to regulation by governmental authorities in various jurisdictions and may be adversely affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Stricter laws, regulations or enforcement policies could be enacted in the future which may increase compliance costs or change the nature of payments made under Sustainability Partners’ model to a capital expenditure which may adversely affect the financial performance of infrastructure-related assets.

Valuation Risk. There is typically not a readily available market value for the debt securities of SPVs expected to be held by the Fund. The Fund values such investments in accordance with valuation guidelines adopted by the Board, which the Board, in good faith, believes are designed to accurately reflect the fair value of securities valued in accordance with such guidelines. The Fund is not required to, but may utilize, the services of one or more independent valuation firms to aid in determining the fair value of its investments. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments and may differ materially from the amounts the Fund may realize on any disposition of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s net asset value could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments.

Debt Securities

Credit Risk. Credit risk is the risk that the value of debt securities may decline if the issuer or the borrower, or a guarantor, defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making timely payments of principal or interest. The Fund could lose money if the issuer of or borrower under, or a guarantor of, a debt security defaults or is unable or unwilling to make timely principal or interest payments. The unrated securities in which the Fund invests may present increased credit risk as compared to higher rated securities, including the possibility of default or bankruptcy. The unrated securities in which the Fund invests may be deemed to the equivalent of “high-yield” securities or “junk bonds.” High-yield securities or junk bonds are considered speculative and are subject to higher risk of default than investment grade securities.

Interest Rate Risk. The value of debt securities typically declines in the event of increases in market interest rates, which are currently near historically low levels. Changes in government policy may cause market interest rates to rise, which may result in periods of market volatility or harm the Fund’s performance and net asset value. Declines in market interest rates also may increase prepayments of debt securities, which, in turn, would increase prepayment risk. Debt securities with longer durations and maturities tend to be more sensitive to changes in market interest rates, typically making their values more volatile than securities with shorter durations.

Project Related Risk. The debt securities in which the Fund invests are expected to be repaid from revenue streams generated by service agreements with End Users held by the SPV. Payments of principal and interest on these securities rely entirely on the performance of the underlying assets, in this case the service agreements with End Users held by the SPV. The performance of the service agreements is highly dependent on the credit risk of the underlying End User and subject to the risk of early termination of the contract. Secured debt securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the revenue streams or other funds available to the SPV are insufficient to pay principal and interest on such securities, the Fund will incur losses and such losses may be significant.

Liquidity Risk. The debt securities in which the Fund invests are issued on a private placement basis, are subject to limitations on transfer and are more illiquid than more conventional types of fixed-income securities.

Counterparty Risk. The risk exists that a counterparty to a service agreement or other transaction in a financial instrument held by a special-purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to us, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Counterparties to service agreements held by the SPVs in which the Fund may invest are expected to clients in the social infrastructure sector. The social infrastructure sector includes entities that support social services including federal, state and local municipalities, educational and healthcare facilities, housing facilities, water and other public utilities, social services and human service providers, civic facilities and other long-lived entities. As a result, events affecting the social infrastructure sectors may affect the SPV’s ability to meet its obligations. In the event of a counterparty’s (or its affiliate’s) insolvency, the SPV’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty.

Other Investment Company Risk

Investing in other investment companies, including open-end funds, closed-end funds and unit investment trusts (and ETFs structured as open-end funds or unit investment trusts), subject the Fund to the risks of investing in the underlying securities or assets held by those investment companies. When investing in another investment company, the Fund will bear a pro rata portion of the underlying fund’s expenses, in addition to its own expenses. ETFs are also subject to certain additional risks, including, without limitation, the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track, and the risk of trading in an ETF halting due to market conditions or other reasons, based on the policies of the exchange upon which the ETF trades. Shares of ETFs and closed-end funds may trade at a premium or discount to their NAV because the supply and demand in the market for their shares at any point in time may not be identical to the supply and demand in the market for their underlying securities. Some ETFs and closed-end funds are highly leveraged and therefore would subject the Fund to the additional risks associated with leverage.

Temporary Investments and Defensive Investments Risks

Money Market Funds Risk. Money market funds may be subject to the risk that the returns will decline during periods of falling interest rates because money market funds may have to reinvest the proceeds from matured, traded or called debt obligations at interest rates below their current earnings rate. For instance, when interest rates decline, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, thereby forcing the money market fund to invest in lower-yielding securities. A money market fund also may choose to sell higher-yielding portfolio securities and to purchase lower-yielding securities to achieve greater portfolio diversification, because the portfolio manager believes the current holdings are overvalued or for other investment-related reasons. A decline in the returns received by a money market fund from its investments is likely to have an adverse effect on its NAV, yield and total return.

Cash Holdings Risk. The Fund may invest significant amounts in cash and cash equivalents for indefinite periods of time. When the Fund holds large cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective.

Operational Risks

Repurchase Offer Risk. The Fund is an “interval fund” and, in order to provide liquidity to Common Shareholders, the Fund, subject to applicable law and Board approval, will conduct repurchase offers of the Fund’s outstanding Common Shares at NAV. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the new purchases of Common Shares or cash from sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to incur leverage or maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant, and the realization of capital gains) and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the new purchases of Common Shares. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to incur leverage or sell investments. If the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows in order to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board of Trustees of the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date by which Common Shareholders can tender their Common Shares in response to a repurchase offer (the “Repurchase Request Deadline”). In the event that the Board of Trustees of the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the net asset value of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the net asset value for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will generally be a taxable event to Common Shareholders.

If the Fund borrows in order to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. There is no assurance that the Fund will be able sell a significant amount of additional Common Shares so as to mitigate these effects.

Distribution Risks. The Fund may not be able to achieve operating results that will allow the Fund to make distributions at a specific level or to increase the amounts of these distributions from time to time. The Fund cannot assure that you will receive distributions at a particular level or at all. A significant decline in the value of the securities in which the Fund invests on the income from such investments may negatively impact the Fund’s ability to pay distributions or cause you to lose all or a part of your investment.

In addition, the 1940 Act may limit the Fund’s ability to make distributions in certain circumstances. Restrictions and provisions in any future credit facilities and debt securities issued by the Fund also may limit the Fund’s ability to make distributions. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income each year in order to maintain its status as a RIC, to reduce its federal income tax liability and to avoid a potential excise tax. If the ability to make distributions on the Common Shares is limited, such limitations could, under certain circumstances, impair the Fund’s ability to maintain its qualification for taxation as a RIC or result in the fund having an income or excise tax liability, which would have adverse consequences for the shareholders. See “Material U.S. Federal Income Tax Considerations.”

Operating Results Risk. The Fund could experience fluctuations in operating results due to a number of factors, including the return on its investments, the level of its expenses, variations in and the timing of the recognition of realized and unrealized gains or losses on the investments, the degree to which the Fund encounters competition in markets and general economic conditions. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

Delay in Use of Proceeds Risk. Investing the net proceeds of this offering may be delayed if suitable investments are unavailable at the time, if market conditions and volumes of securities are not favorable at the time or for other reasons, such as if the Fund does not have sufficient capital to meet the capital requirement of an investment opportunity. As a result, the proceeds may be invested in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities. This could lower returns and lower the yield.

Valuation Risks. The Fund’s portfolio will typically consist of securities for which a liquid trading market does not exist. The fair value of these securities may not be readily determinable. The Fund will value these securities in accordance with valuation procedures adopted by the Fund’s Board of Trustees. The types of factors that may be considered in fair value pricing of the investments include, as applicable, the nature and realizable value of any collateral, the issuer’s ability to make payments, the markets in which the issuer does business, comparison to publicly traded companies, discounted cash flow and other relevant factors. Because such valuations, and particularly valuations of non-traded securities and private companies, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The determination of fair value under procedures approved by the Board of Trustees may differ materially from the values that would have been used if a liquid trading market for these securities existed. The Fund’s net asset value could be adversely affected if the determinations regarding the fair value of the investments were materially higher than the values that the Fund ultimately realizes upon the disposition of such securities.

Tax Risks. The Fund intends to elect to be treated, and to qualify each year, as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). To maintain its qualification for federal income tax purposes as a RIC under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to shareholders) and income available for distribution will be reduced. For additional information on the requirements imposed on RICs and the consequences of a failure to qualify, see “Material U.S. Federal Income Tax Considerations” below.

Leverage Risks. The use of leverage through the issuance of preferred shares or debt securities, and any borrowings, reverse repurchase agreements or other transactions involving indebtedness (other than for temporary or emergency purposes), would be considered “senior securities” for purposes of the 1940 Act and create risks. Leverage is a speculative technique that may adversely affect Common Shareholders. If the return on investments acquired with borrowed funds or other leverage proceeds does not exceed the cost of the leverage, the use of leverage could cause the Fund to lose money. Successful use of leverage depends on the Adviser’s ability to predict or hedge correctly interest rates and market movements, and there is no assurance that the use of a leveraging strategy will be successful during any period in which it is used. Because the fee paid to the Adviser will be calculated on the basis of Managed Assets, the fees will increase when leverage is utilized, giving the Adviser an incentive to utilize leverage.

The issuance of senior securities involves offering expenses and other costs, including interest payments, that are borne indirectly by Common Shareholders. Fluctuations in interest rates could increase interest or distribution payments on senior securities and could reduce cash available for distributions on Common Shares. Increased operating costs, including the financing costs associated with any leverage, may reduce the total return to Common Shareholders.

The 1940 Act and/or the rating agency guidelines applicable to senior securities impose asset coverage requirements, distribution limitations, voting right requirements (in the case of the senior equity securities) and restrictions on the Fund’s portfolio composition and the use of certain investment techniques and strategies. The terms of any senior securities or other borrowings may impose additional requirements, restrictions and limitations that are more stringent than those currently required by the 1940 Act and the guidelines of the rating agencies that rate outstanding senior securities. These requirements may have an adverse effect on the Fund and may affect the Fund’s ability to pay distributions on Common Shares and preferred shares. To the extent necessary, the Fund currently intends to redeem any senior securities to maintain the required asset coverage. Doing so may require that the Fund liquidate portfolio securities at a time when it would not otherwise be desirable to do so.

Capital Markets Risks. In the event of an economic downturn or increased financial stress, the cost of raising capital in the debt and equity capital markets, and the ability to raise capital, may be limited. In particular, concerns about the general stability of financial markets, and specifically the solvency of lending counterparties, may impact the cost of raising capital from the credit markets through increased interest rates, tighter lending standards, difficulties in refinancing debt on existing terms or at all and reduced, or in some cases ceasing to provide, funding to borrowers. In addition, lending counterparties may be unwilling or unable to meet their obligations under the agreements. As a result of any of the foregoing, the Fund may be unable to obtain new debt or equity financing on acceptable terms. If funding is not available when needed, or is available only on unfavorable terms, the Fund may not be able to meet its investment objective.

Legal and Regulatory Risks. Legal and regulatory changes could occur that may adversely affect the Fund, the investments and the Fund’s ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed, and additional changes are expected. New or revised laws or regulations may be imposed by the SEC, the U.S. Commodity Futures Trading Commission (the “CFTC”), the IRS, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Instability in financial markets during and following the 2007–2009 global financial crisis led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. While economic and financial conditions in the United States and elsewhere have been recovering for several years, volatility remains and a perception that conditions remain fragile persists to some extent. Withdrawal of government support or investor perception that such efforts are not succeeding could adversely affect the market value and liquidity of certain securities.

In the event of future instability in financial markets, U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable and on an “emergency” basis with little or no notice, with the consequence that some market participants’ ability to continue to implement certain strategies or to manage the risk of their outstanding positions has been suddenly and/or substantially eliminated or otherwise negatively impacted. Given the complexities of the global financial markets and the limited time frame within which governments may be required to take action, these interventions may result in confusion and uncertainty, which in itself may be materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes and regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Adviser historically have been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions.

Changes in U.S. social, political, regulatory and economic conditions or in laws and policies governing foreign trade, manufacturing, development, investment and support for clean energy initiatives, and any negative sentiments towards the United States as a result of such changes, could adversely affect the business of the essential asset companies in which the Fund expects to invest. In addition, reduced immigration into the United States of educated professionals from overseas or negative sentiments towards the United States among non-U.S. employees or prospective employees could adversely affect the ability of the companies in which the Fund expects to invest to hire and retain highly skilled employees. Any of these developments could have an adverse effect on the value of the Fund’s investments.

Limitations on Transactions with Affiliates Risk. The 1940 Act limits the Fund’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company that is considered an affiliate under the 1940 Act. However, the Fund may under certain circumstances purchase any such portfolio company’s securities, which could create a conflict for the Adviser between the interests of the Fund and the interests of the portfolio company, in that the ability of the Adviser, as applicable, to recommend actions in the Fund’s best interests might be impaired.

The 1940 Act also prohibits certain “joint” transactions with certain of the affiliates, including Other 361 Accounts, which could include investments in the same issuer (whether at the same or different times). To the extent there is a joint transaction among the Fund and Other 361 Accounts requiring exemptive relief, the Adviser and certain the Fund intend to apply for an exemptive order from the SEC that would permit, among other things, co-investments with certain other persons, including certain Other 361 Accounts, subject to certain terms and conditions. The Fund would be able to rely on such relief; however, such relief may not cover all circumstances, and the Fund may be precluded from participating in certain transactions due to regulatory restrictions on transactions with affiliates.

Anti-Takeover Provisions Risks. The Fund’s Declaration of Trust (the “Declaration of Trust”) and Bylaws (the “Bylaws”) include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open end status. See “Certain Provisions in the Declaration of Trust and Bylaws.”

Leverage

Use of Leverage

The borrowing of money, the entering into of reverse repurchase agreements and the issuance of preferred shares and debt securities represent the leveraging of the Common Shares. Although the Fund does not currently anticipate the use of leverage, the Fund reserves the right at any time to use financial leverage to the extent permitted by the 1940 Act, or the Fund may elect to reduce the use of leverage or use no leverage at all. The Fund considers market conditions at the time leverage is incurred and monitors asset coverage ratios under the 1940 Act and the financial covenants of any borrowing arrangements on a regular basis.. In the event the Fund incurs debt to finance a share repurchase, the maximum amount of leverage that may be incurred for said purpose is 33 1/3%. In addition, the percentage of the Fund’s assets attributable to leverage may vary significantly during periods of extreme market volatility and will increase during periods of declining market prices of the Fund’s portfolio holdings. The Fund generally will not use leverage unless the Fund believes that leverage will serve the best interests of the shareholders. The Fund anticipates that leverage will consist of borrowings pursuant to a credit facility and reverse repurchase agreements. The Fund may also issue debt securities and preferred shares. The principal factor used in making this determination is whether the potential return is likely to exceed the cost of leverage.

Currently, under the 1940 Act, the Fund is not permitted to issue preferred shares unless, immediately after such issuance, the value of its total assets (including the proceeds of such issuance) less all liabilities and indebtedness not represented by senior securities is at least equal to 200% of the total of the aggregate amount of senior securities representing indebtedness plus the aggregate liquidation value of any outstanding preferred shares. Stated another way, the Fund may not issue preferred shares that, together with outstanding preferred shares and debt securities, have a total aggregate liquidation value and outstanding principal amount of more than 50% of the value of its total assets, including the proceeds of such issuance, less liabilities and indebtedness not represented by senior securities. In addition, the Fund is not permitted to declare any distribution on the Common Shares or to purchase any of the Common Shares (through tender offers or otherwise) unless the Fund would satisfy this 200% asset coverage requirement test after deducting the amount of such distribution or share price, as the case may be. The Fund may, as a result of market conditions or otherwise, be required to purchase or redeem preferred shares or sell a portion of the Fund’s investments when it may be disadvantageous to do so in order to maintain the required asset coverage. Common Shareholders would bear the costs of issuing additional preferred shares, which may include offering expenses and the ongoing payment of distributions. Currently, under the 1940 Act, the Fund may issue only one class of preferred shares.

Currently under the 1940 Act, the Fund is not permitted to issue debt securities or incur other indebtedness constituting senior securities unless immediately thereafter, the value of its total assets (including the proceeds of the indebtedness) less all liabilities and indebtedness not represented by senior securities representing indebtedness is at least equal to 300% of the amount of the outstanding indebtedness. Stated another way, the Fund may not issue debt securities or incur other indebtedness representing senior securities with an aggregate principal amount of more than 33 1/3% of the value of its total assets, including the amount borrowed, less all liabilities and indebtedness not represented by senior securities representing indebtedness. The Fund must maintain this 300% “asset coverage” for as long as the indebtedness is outstanding. The 1940 Act currently provides that the Fund may not declare any distribution with respect to any class of shares, or purchase any of its shares (through tender offers or otherwise), unless the Fund would satisfy this 300% asset coverage requirement after deducting the amount of the distribution or share purchase price, as the case may be, except that distributions may be declared upon any preferred shares if such senior security representing indebtedness has an asset coverage of at least 200% at the time of declaration of such distribution and after deducting the amount of such distribution. If the asset coverage for senior securities representing indebtedness declines to less than 300% as a result of market fluctuations or otherwise, the Fund may be required to reduce its leverage or sell a portion of its investments when it may be disadvantageous to do so. Currently, under the 1940 Act, the Fund may issue only one class of senior securities representing indebtedness.

The use of leverage creates an opportunity for increased income and capital appreciation for Common Shareholders, but at the same time it creates special risks that may adversely affect Common Shareholders. Because the management fee is based upon a percentage of Managed Assets, the management fee is higher when the Fund uses leverage. Therefore, the Adviser has a financial incentive to use leverage, which will create a conflict of interest between the Adviser and the Common Shareholders, who will bear the costs of the leverage.

Annual Expenses

The table presented below estimates the Fund’s annual expenses stated as a percentage of the Fund’s Managed Assets, which includes assets attributable to leverage. The assumptions used in the table presented below are the same assumptions used in the table found under the heading “Summary of Fund Expenses” on page 7.

Management of the Fund

Trustees and Officers

The Fund’s business and affairs are managed under the direction of its Board of Trustees. Accordingly, the Board of Trustees provides broad oversight over the Fund’s affairs, including oversight of the duties performed by the Adviser. The Fund’s officers are responsible for the Fund’s day-to-day operations. Each trustee and officer will hold office until his or her successor is duly elected and qualifies or until he or she resigns or is removed in the manner provided by law and the Declaration of Trust and Bylaws. Unless otherwise indicated, the address of each trustee and officer is 235 West Galena Street, Milwaukee, Wisconsin 53212. Additional information regarding the Board and its committees, and the officers, is set forth under “Management of the Fund” in the Fund’s statement of additional information. The Board of Trustees currently consists of a majority of trustees who are not interested persons (as defined in the 1940 Act) of the Adviser or its affiliates.

Investment Adviser

The Adviser was formed in 2018 and is wholly-owned by 361 Capital LLC, (the Adviser together with 361 Capital LLC, “361 Capital”). 361 Capital LLC is a boutique investment firm with nearly two decades of experience investing in public and private offerings. Founded in 2001, 361 Capital LLC is an independent, majority employee-owned firm with strategic investments from Lovell Minnick Partners, a private equity firm and Lighthouse Investment Partners. Senior leadership at the firm has over 100 years combined experience in alternative investing, both public and private. 361 Capital LLC offers various investment products based on distinctive investment approaches, including traditional, long-only strategies, and various hedge or tactical strategies that fall under the “alternatives” label. As of November 30, 2019, 361 Capital LLC managed discretionary client assets valued at approximately $1.53 billion.

Subject to the general oversight of the Board of Trustees, the Adviser is responsible for managing the Fund in accordance with its investment objectives and policies using the approaches described in this prospectus.

Portfolio Managers

The Fund is managed by an investment committee of the Adviser consisting of Tom Florence, John Riddle, CFA Chad Greenberg, CPA/PFS, Mark Jaeger, CFA, CPA and Jay Paonessa, CPA. The investment committee’s purpose is to oversee the acquisition and ongoing management of assets of the Fund. Each member of the investment committee has served since the Fund's inception. The committee meets on a regular basis to review investment policy and portfolio guidelines, review current portfolio holdings, and evaluate new investment opportunities. All investment decisions are made by the investment committee of the Fund.

Tom Florence is the CEO of 361 Infrastructure Partners, and its parent 361 Capital LLC, and is responsible for the strategic direction and overall management of the firms. He has over 35 years of experience in the financial services industry with exposure to both public and private investing. Before joining 361 Capital LLC in 2009, Mr. Florence was Managing Partner of Dividend Capital Group, a real estate investment management company managing in excess of $5 billion in private real estate assets (now Black Creek Capital). In addition, he was a co-founder and President of Dividend Capital Investments, a registered investment adviser managing portfolios of public real estate securities. Prior to this, Mr. Florence was Managing Director at Morningstar and served on the Firm’s Executive Management Committee. Mr. Florence began his career in 1985 at Merrill Lynch and additionally spent five years at Fidelity in Boston. Mr. Florence has served on the Board of Trustees of two asset management companies, including Janus (now Janus Henderson). Mr. Florence is a member of the Advisory Board of Sustainability Partners.

John R. Riddle, CFA is Chief Investment Officer of 361 Capital LLC and is responsible for managing the investment department, including oversight of strategy development, investment research and portfolio management. Mr. Riddle serves as lead portfolio manager of the firm's behavioral-driven equity strategies, including large cap, mid cap and small cap equity. He is also author of the foundational academic research that supports our behavioral-driven investment philosophy and process. Mr. Riddle has over 39 years of experience in the financial services industry. Mr. Riddle joined 361 Capital LLC through the acquisition of BRC Investment Management in 2016, a firm he co-founded and served as Managing Principal and Chief Investment Officer. Previously, he was President and Chief Investment Officer of Duff & Phelps and CEO and Chief Investment Officer of Capital West Asset Management. During his tenure at these firms, he served as lead portfolio manager for a variety of long/short, market neutral, portable alpha, 130-30 risk mitigated and short-only investment strategies for large institutional pension clients. Mr. Riddle received an MBA from the University of Connecticut and a Bachelor of Arts in Finance from the University of Hawaii. Mr. Riddle has earned the designation of Chartered Financial Analyst®. Mr. Riddle is a member of the Denver Society of Security Analysts.

Chad Greenberg, CPA/PFS is the Managing Director of the Adviser. Mr. Greenberg has more than 20 years of experience in accounting, investments and financial services. He is a former practicing CPA and investment adviser as well as a Personal Financial Specialist. Mr. Greenberg joined 361 Capital LLC in 2018. Prior to his current role, Mr. Greenberg was a Regional Director for 361 Capital LLC, with a focus on serving family offices, institutions and investment advisers. His primary responsibilities included product design and strategy expertise, knowledge of the alternative investment landscape, and investment product sales and distribution. Prior to joining 361 Capital, Mr. Greenberg began his career as a CPA and investment adviser where he ran a successful investment advisory practice. Mr. Greenberg graduated from the University of Colorado with a B.S. in Accounting and is a member of the American Institute of Certified Public Accountants.

Mark Jaeger, CFA, CPA is a Managing Director at 361 Capital LLC and is responsible for quantitative risk analysis and portfolio management of the firm's behavioral-driven equity strategies, including large cap, mid cap and small cap equity. He has 33 years of experience in the financial services industry. Mr. Jaeger joined 361 Capital LLC through the acquisition of BRC Investment Management in 2016, where he was a Principal and Portfolio Manager, Director of Quantitative Investments and Chief Compliance Officer. Previously, Mr. Jaeger was Managing Director of Equity at Duff & Phelps. Prior to that he was Controller of the Mountain division of Comcast. Mr. Jaeger holds a Bachelor of Science degree in Accounting from the University of Denver. He has earned the designation of Chartered Financial Analyst®. He is also a member of the American Institute of Certified Public Accountants and the Colorado Society of Certified Public Accountants.

Jay Paonessa, CPA, serves as Chief Financial Officer of the Adviser where he is responsible for overseeing all financial and accounting aspects of the firm, in addition to assisting in strategic initiatives. Mr. Paonessa joined 361 Capital LLC in 2018. Before joining 361 Capital LLC, Mr. Paonessa worked for more than nine years at Mantucket Capital Management Corporation, as an employee and then consultant for one of its local portfolio companies. As Vice President of Finance for Mantucket Capital, a family office and private equity firm, he led financial due diligence efforts on several acquisitions, provided post-acquisition services to portfolio companies and led systems implementations. Additionally, Mr. Paonessa was responsible for budgeting, financial modeling and reporting. He began his career as an auditor at Deloitte & Touche and held finance and accounting roles at Sun Microsystems, Inc. and ZettaCore, Inc. Mr. Paonessa is a Certified Public Accountant (CPA) in Colorado and holds a Bachelor of Science in Accounting and a Master of Accountancy from University of Florida.

The SAI provides additional information about the investment committee members' compensation, portfolio holdings and Common Share ownership.

Relationship with Sustainability Partners

Sustainability Partners is a leading provider of infrastructure solutions. 361 Capital serves as investment adviser to various alternative investment products. 361 Capital and Sustainability Partners are working together to develop financing solutions to deferred maintenance issues in the social infrastructure sector and currently have, and may in the future have, various business relationships. Currently, Sustainability Partners receives certain revenue sharing payments from 361 Capital with respect to investment products not including the Fund. Mr. Florence has served on a non-voting advisory board of Sustainability Partner since September 2017. Mr. Florence owns voting interests in Sustainability Partners of less than 2%, which interests are entitled to a preferred return. Mr. Greenberg own non-voting equity interests in Sustainability Partners, which represent less than 1% of equity interests in the aggregate and are subject to vesting requirements. These relationships can create certain conflicts of interest by creating an incentive for 361 Capital and its principals to invest in projects of Sustainability Partners over other types of investments, as well as creating a disincentive to take actions that are adverse to Sustainability Partners such as upon a default. See “Investment Advisory and Other Services-Conflicts of Interest” in the Statement of Additional Information.

Control Persons

A control person is any person who owns beneficially more than 25% of the Common Shares or who is otherwise deemed to “control” the Fund. Such person may be able to determine or significantly influence the outcome of matters submitted to a vote of the Fund’s shareholders. As of the date of this prospectus, the Adviser is the sole shareholder of the Fund, and therefore a control person.

Compensation and Expenses

Under the Advisory Agreement, the Fund will pay the Adviser quarterly, as compensation for the services rendered by it, a fee equal on an annual basis to 1.25% of the Fund’s average daily Managed Assets calculated daily. “Managed Assets” means the Fund’s total assets minus the sum of accrued liabilities other than (1) debt entered into for the purpose of leverage and (2) the aggregate liquidation preference of any outstanding preferred shares. Because the fee paid to the Adviser is determined on the basis of the Fund’s Managed Assets, the Adviser’s interest in determining whether the Fund should incur additional leverage will conflict with the Fund’s interests.

The Fund will bear all expenses not specifically assumed by the Adviser incurred in the Fund’s operations and will bear the expenses of all future offerings. Expenses the Fund bears include, but are not limited to, the following: (i) fees payable to the Adviser pursuant to the Advisory Agreement; (ii) the cost (including brokerage commissions, transaction fees or charges, if any) incurred in connection with purchases and sales of the Fund’s portfolio securities and other investments and any losses in connection therewith; (iii) expenses of organizing the Fund; (iv) filing fees and expenses relating to registering and qualifying and maintaining the registration and qualification of the Fund’s shares for sale under federal and state securities laws; (v) the Fund’s share of compensation, fees and reimbursements paid to the Fund’s non-interested Trustees; (vi) fees or expenses of custodians, transfer agents, registrars, independent pricing vendors or other service providers (except sub-advisors); (vii) legal and accounting expenses, including costs for local representation in the Fund’s jurisdiction of organization and fees and expenses of special counsel, if any, for the Fund’s non-interested Trustees; (viii) all federal, state and local taxes (including stamp, excise, income and franchise taxes) and the preparation and filing of all returns and reports in connection therewith; (ix) cost of certificates, if any, and delivery to purchasers; (x) expenses of preparing and filing reports with federal and state regulatory authorities; (xi) the Fund’s share of expenses of shareholders’ meetings, meetings of the Board or any committee thereof, and other meetings of the Fund; (xii) expenses of preparing, printing and distributing proxy statements (unless otherwise agreed to by the Fund and the Advisor); (xiii) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (xiv) any costs, expenses or losses arising out of any liability of or claim for damage or other relief asserted against the Fund for violation of any law; (xv) expenses of preparing, typesetting, printing and distributing prospectuses and statements of additional information and any supplements thereto, and reports, statements, notices and dividends to the Fund’s shareholders and prospective shareholders; (xvi) shareholder servicing fees; (xvii) interest; (xviii) governmental fees; (xix) costs, including interest expenses and loan commitment fees, of borrowing money; (xx) website costs; (xxi) the Fund’s share of compensation, fees and expenses of the Fund’s chief compliance officer and any employees of the Fund; (xxii) audit fees; and (xxiii) fees and expenses in connection with repurchase offers and any repurchases of Fund shares; and (xxiv) the Fund’s share of litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, expenses relating to the Fund’s obligation to indemnify others.

Duration and Termination

The Advisory Agreement was approved by the Board of Trustees on December 11, 2019. The basis for the Board of Trustees’ initial approval of the Advisory Agreement will be provided in the Fund’s initial shareholder report to Common Shareholders. Unless terminated earlier as described below, the agreement will continue in effect for a period of two (2) years from the effective date and will remain in effect from year to year thereafter if approved annually by the Board of Trustees or by the affirmative vote of the holders of a majority of the Fund’s outstanding voting securities, and in either case, upon approval by a majority of the trustees who are not interested persons or parties to such agreement. The basis for subsequent continuations of the Fund’s Advisory Agreement will be provided in annual or semi-annual reports to Common Shareholders for the periods during which such continuations occur.

The Advisory Agreement provides that it may be terminated by the Fund at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Adviser, provided that the termination is directed by either a vote of the majority of the Board of Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it may be terminated by the Adviser at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Fund. The Advisory Agreement also provides that it will automatically terminate in the event of an “assignment” (as defined in the 1940 Act).

Purchase of Common Shares

Common Shares

The Fund continuously offers Institutional Class I Shares. The Fund and the Adviser intend to apply for exemptive relief from the SEC that will permit the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early withdrawal fees; there is no assurance, however, that such relief will be granted. Until the Fund and the Adviser receive such exemptive relief, the Fund will offer only Institutional Class I Shares. Upon receiving the exemptive relief, the Fund may offer additional classes of Common Shares.

Buying Shares

Common Shares of the Fund are purchased at the next NAV per share calculated after your purchase order is received in good order by the Fund (as defined below). Common Shares may be purchased directly from the Fund or through the Distributor, or a financial intermediary, including, but not limited to, certain brokers, dealers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans, or certain packaged investment products.

Common Shares of the Fund have not been registered and are not offered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses or in certain other circumstances in which the Fund concludes that such sale is appropriate and is not in contravention of U.S. law.

A service fee, currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear. The Fund will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

Minimum Investment

The minimum initial investment for the Institutional Class I Shares is $25,000 per account, and the minimum subsequent investment in the Fund per account is $1,000, except that the minimum investment may be modified or waived by the Fund or the Adviser. The Fund and the Distributor reserves the right to reject a purchase order for any reason. Your initial order will not be accepted until a completed account application (an “Account Application”) is received by the Fund or the Transfer Agent.

Distributor

Foreside Fund Services, LLC is located at Three Canal Plaza, Portland, ME 04101 and serves as distributor and principal underwriter to the Funds. The Distributor is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.

The Distributor acts as the distributor of the Common Shares and uses commercially reasonable efforts to distribute the Common Shares, subject to various conditions, pursuant to the terms of a distribution agreement. The Distributor is not obligated to sell any specific amount of Common Shares of the Fund.

Common Shares of the Fund will be continuously offered through the Distributor. As discussed below, the Fund may authorize one or more intermediaries (e.g., broker-dealers and other financial firms) to receive orders on its behalf. The Common Shares will be offered at NAV per share calculated as each regular business day. Please see “Determination of Net Asset Value.”

The Fund and the Distributor will have the sole right to accept orders to purchase Common Shares and reserve the right to reject any order in whole or in part.

No market currently exists for the Fund’s Common Shares. The Fund will not list its Common Shares for trading on any securities exchange. There is currently no secondary market for the Fund’s Common Shares and the Fund does not anticipate that a secondary market will develop for its Common Shares. Neither the Adviser nor the Distributor intends to make a market in the Fund’s Common Shares.

The Fund has agreed to indemnify the Distributor and certain of the Distributor’s affiliates against certain liabilities, including certain liabilities arising under the federal securities laws. The Distributor has agreed to indemnify the Fund, each Director against certain liabilities arising out of or based upon the Distributor’s breach of its agreement with the Fund, its failure to comply with applicable law or such other conditions described in the distribution agreement.

Purchases through Financial Intermediaries

For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary. Your financial intermediary is responsible for sending your purchase order and payment to the Transfer Agent. Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Fund. Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with it.

If you place an order for the Fund’s shares through a financial intermediary that is authorized by the Fund to receive purchase orders on its behalf (an “Authorized Intermediary”), your order will be processed at the applicable price next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations. Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase orders on the Fund’s behalf.

If your financial intermediary is not an Authorized Intermediary, your order will be processed at the applicable price next calculated after the Transfer Agent receives your order from your financial intermediary. Your financial intermediary must agree to send immediately available funds to the Transfer Agent in the amount of the purchase price in accordance with the Transfer Agent’s procedures. If payment is not received in a timely manner, as determined by the Transfer Agent, the Transfer Agent may rescind the transaction, and your financial intermediary will be held liable for any resulting fees or losses. Financial intermediaries that are not Authorized Intermediaries may set cutoff times for the receipt of orders that are earlier than the cutoff times established by the Fund.

For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary is an Authorized Intermediary, you should contact your financial intermediary directly.

Purchase Requests Must Be Received in Good Order

Your share price will be based on the next NAV per share calculated after the Transfer Agent or an Authorized Intermediary receives your purchase request in good order. “Good order” means that your purchase request includes:

●	the name of the Fund;

●	the class of shares to be purchased;

●	the dollar amount of shares to be purchased;

●	your Account Application or investment stub; and

●	a check payable to the name of the Fund or a wire transfer received by the Fund.

An Account Application or subsequent order to purchase Common Shares is subject to acceptance by the Fund and is not binding until so accepted. The Fund reserves the right to reject any Account Application or to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so. For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund. Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation. Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.

Purchase by Mail. To purchase Fund shares by mail, simply complete and sign the Account Application or investment stub and mail it, along with a check made payable to the Fund:

Regular Mail:

361 Capital Funds
P.O. Box 2175
Milwaukee WI 53201

Overnight or Certified Mail:

361 Capital Funds
C/O UMBFS
235 W. Galena St
Milwaukee WI 53212

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at a post office box, of purchase orders does not constitute receipt by the Transfer Agent. Receipt of purchase orders is determined as of the time the order is received at the Transfer Agent’s offices. All purchase checks must be in U.S. dollars drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.

Purchase by Wire. If you are making your first investment in the Fund, the Transfer Agent must have a completed Account Application before you wire the funds. You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Prior to sending the wire, please call the Transfer Agent at 1-888-735-7443 (888-735-SIIF) to advise it of the wire and to ensure proper credit upon receipt. Your bank must include the name of the Fund, the class of shares, your name and your account number so that your wire can be correctly applied. Your bank should transmit immediately available funds by wire to:

Wire to:

UMB Bank, n.a.
1010 Grand Blvd
Kansas City MO 64106

ABA (Routing #): 101000695
A/C: 9872325311
For Credit to: 361 Social Infrastructure Fund

For further credit to:

●	Investor Account Number
●	Name or Account Registration
●	SSN or TIN
●	Name of Fund to be purchased

Investing by Telephone. You may not make initial purchases of Fund shares by telephone. If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund and your account has been open for at least fifteen (15) calendar days, you may purchase additional shares by telephoning the Fund toll-free at 1-888-735-7443 (888-735-SIIF). This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. The minimum telephone purchase amount is $25,000. If your order is received prior to the close of the NYSE (generally 4:00 p.m., eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed. Shareholders may encounter higher-than-usual call waiting times during periods of high market activity. Please allow sufficient time to place your telephone transaction. The Fund is not responsible for delays due to communications or transmission outages or failures. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., eastern time).

Subsequent Investments. Subject to the minimum subsequent investment amounts described above, you may add to your account at any time by purchasing shares by mail, telephone or wire. You must call to notify the Fund at 1-888-735-7443 (888-735-SIIF) before wiring. An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail. All subsequent purchase requests must include the Fund name and your shareholder account number. If you do not have the stub from your account statement, include your name, address, Fund name and account number on a separate piece of paper.

Automatic Investment Plan. For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under the AIP, after your initial investment, you may authorize the Fund to automatically withdraw any amount of at least $1,000 that you wish to invest in the Fund, on a monthly or quarterly basis, from your personal checking or savings account. In order to participate in the AIP, your bank must be a member of the ACH network. If you wish to enroll in the AIP, the appropriate section in the Account Application must be completed. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent five (5) days prior to the next scheduled investment. A fee will be charged if your bank does not honor the AIP draft for any reason.

Payments to Financial Intermediaries

The Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to intermediaries, including affiliates of the Adviser, for the sale of Fund shares and related services. These payments and compensation are in addition to service fees paid by the Fund, if any. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, or in other sales programs. Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report, when available, will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Fund, call the Fund at 1-888-735-7443 (888-735-SIIF). You will receive the additional copy within thirty (30) days after receipt of your request by the Fund. Alternatively, if your shares are held through a financial institution, please contact the financial institution directly.

Periodic Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund. To provide investors liquidity and the ability to receive net asset value on a disposition of at least a portion of their Common Shares, the Fund makes periodic offers to repurchase Common Shares. No shareholder will have the right to require the Fund to repurchase its Common Shares, except as permitted by the Fund’s interval structure. No public market for the Common Shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Common Shares by the Fund, and then only on a limited basis.

Repurchase Offers

The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Common Shares at NAV quarterly. Although the policy permits repurchases of between 5% and 25% of the Fund’s outstanding Common Shares, for each quarterly repurchase offer, the Fund currently expects to offer the repurchase of 5% of the Fund’s outstanding Common Shares at NAV subject to approval of the Board. The Fund will make quarterly repurchase offers every three (3) months. The Fund expects the first quarterly repurchase offer in the month of September and each December, March, June, and September thereafter.

Written notification of each quarterly repurchase offer (the “Repurchase Offer Notice”) will be sent to Common Shareholders at least twenty-one (21) calendar days before the repurchase request deadline (i.e., the date by which Common Shareholders can tender their Common Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). As discussed below, the date on which the repurchase price for Common Shares is determined will occur no later than the 14th day after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day).

The date by which shareholders wishing to tender Common Shares for repurchase must respond to the repurchase offer typically falls approximately seven (7) days before the Repurchase Pricing Date (defined below). When a repurchase offer commences, the Fund sends, at least twenty-one (21) days before the Repurchase Request Deadline, written notice to each shareholder setting forth, among other things:

●	The percentage of outstanding Common Shares that the Fund is offering to repurchase, and how the Fund will purchase Common Shares on a pro rata basis if the offer is oversubscribed

●	The date on which a shareholder’s repurchase request is due

●	The date that will be used to determine the Fund’s NAV applicable to the repurchase offer (the “Repurchase Pricing Date”)

●	The date by which the Fund will pay to shareholders the proceeds from their Common Shares accepted for repurchase

●	The NAV of the Common Shares as of a date no more than seven (7) days before the date of the written notice, and the means by which shareholders may ascertain the NAV

●	The procedures by which shareholders may tender their Common Shares, and the right of shareholders to withdraw or modify their tenders before the Repurchase Request Deadline

●	The circumstances in which the Fund may suspend or postpone the repurchase offer

This notice may be included in a shareholder report or other Fund document. The Repurchase Request Deadline will be strictly observed. If a shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the shareholder will be unable to liquidate Common Shares until a subsequent repurchase offer and will have to resubmit a request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good form at any point before the Repurchase Request Deadline.

The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day). The Fund expects to distribute payment to shareholders between one (1) and three (3) business days after the Repurchase Pricing Date, and such payment will occur no later than seven (7) calendar days after the Repurchase Pricing Date. The Fund’s NAV per share may change materially between the date a repurchase offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and Repurchase Pricing Date. The method by which the Fund calculates NAV is discussed below under “Determination of Net Asset Value.” During the period in which an offer to repurchase is open, shareholders may obtain the current NAV by visiting www.361capital.com or by calling the Fund’s Transfer Agent at 1-888-735-7443 (888-735-SIIF).

The Fund may impose a repurchase fee of up to 2.00% of the amount of Common Shares accepted for repurchase by the Fund. The repurchase fee will be retained by the Fund and is intended to compensate the Fund for expenses directly related to the repurchases. The repurchase fee is imposed on a first-in, first-out basis, which means that you will tender Common Shares in the order of their purchase. The Fund has elected not to impose the repurchase fee on repurchases of Common Shares acquired through the reinvestment of distributions. The Fund may, in its sole discretion, choose to reduce or waive the repurchase fee. For example, the Fund may waive or reduce the repurchase fee if the Adviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

Your financial adviser or other financial intermediary may charge service fees for handling Common Share repurchases. In such cases, there may be fees imposed by the intermediary on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

Suspension or Postponement of a Repurchase Offer

The Fund may suspend or postpone a repurchase offer in limited circumstances set forth in Rule 23c-3 under the 1940 Act, as described below, but only with the approval of a majority of the trustees, including a majority of trustees who are not “interested persons” of the Fund, as defined in the 1940 Act. The Fund may suspend or postpone a repurchase offer only: (1) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under Subchapter M of the Code; (2) for any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (3) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (4) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

In addition to the periodic repurchase offers described herein, the Board may, in its discretion, offer to repurchase additional Common Shares of the Fund at unscheduled times. In such event, shareholders would be provided with information before the repurchase offer in accordance with applicable law and the Fund’s Declaration of Trust and Bylaws.

Oversubscribed Repurchase Offers

There is no minimum number of Common Shares that must be tendered before the Fund will honor repurchase requests. However, the Fund’s Trustees set for each repurchase offer a maximum percentage of Common Shares that may be repurchased by the Fund, which is currently expected to be 5% of the Fund’s outstanding Common Shares. In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but it is not required to repurchase, additional Common Shares up to a maximum amount of 2% of the outstanding Common Shares of the Fund. If the Fund determines not to repurchase additional Common Shares beyond the repurchase offer amount, or if shareholders tender an amount of Common Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase first accept all tenders by shareholders holding fewer than 100 shares then repurchase the Common Shares tendered on a pro rata basis.

If any Common Shares that you wish to tender to the Fund are not repurchased because of proration, you will have to wait until the next repurchase offer and resubmit a new repurchase request, and your repurchase request will not be given any priority over other shareholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Common Shares you wish to have repurchased in a given repurchase offer or in any subsequent repurchase offer. In anticipation of the possibility of proration, some shareholders may tender more Common Shares than they wish to have repurchased in a particular quarterly period, increasing the likelihood of proration.

There is no assurance that you will be able to tender your Common Shares when or in the amount that you desire.

Consequences of Repurchase Offers

From the time the Fund distributes or publishes each Repurchase Offer Notice until the Repurchase Pricing Date for that offer, the Fund must maintain liquid assets at least equal to the percentage of its Common Shares subject to the repurchase offer. For this purpose, “liquid assets” means assets that may be sold or otherwise disposed of in the ordinary course of business, at approximately the price at which the Fund values them, within the period between the Repurchase Request Deadline and the repurchase payment deadline, or which mature by the repurchase payment deadline. The Fund is also permitted to borrow up to the maximum extent permitted under the 1940 Act in order to meet repurchase requests.

If the Fund borrows in order to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. Payment for repurchased Common Shares, however, may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. There is no assurance that the Fund will be able sell a significant amount of additional Common Shares so as to mitigate these effects.

Liquidity Requirements

From the time that the notification is sent to shareholders until the repurchase payment deadline, the Fund will ensure that a percentage of its net assets equal to at least 100% of the repurchase offer amount consists of assets: (i) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the repurchase payment deadline or (ii) that mature by the repurchase payment deadline.

The Board has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase policy and the liquidity requirements described in the previous paragraph.

The Fund intends to finance repurchase offers with cash on hand, cash raised through borrowings, or cash raised through the liquidation of portfolio securities. There is some risk that the need to sell portfolio securities to fund repurchase offers may affect the value of those portfolio securities. In turn, this could diminish the Fund’s NAV.

Redemption of Senior Securities

Borrowings or other indebtedness issued by the Fund, as well as the terms of any preferred shares, must either mature by the next Repurchase Request Deadline or provide for their redemption, call or repayment by the next Repurchase Request Deadline without penalty or premium in order to be considered assets that may support such repurchase. Although the Fund ordinarily does not expect to redeem any senior security, including preferred shares, it may be required to redeem such securities if, for example, the Fund does not meet an asset coverage ratio required by law or correct a failure to meet a rating agency guideline in a timely manner.

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service your account. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on Account Applications and other forms, such as your name, address and Social Security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address and alternate telephone number) and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balances and account holdings).

The Fund does not disclose any nonpublic Personal Information about its shareholders or former shareholders other than for everyday business purposes, such as to process a transaction, service an account, respond to court orders and legal investigations, or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, the Fund may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your nonpublic Personal Information is shared with unaffiliated third parties.

Determination of Net Asset Value

The offering price of the Fund’s shares is the NAV per share of that class. The Fund’s NAV is calculated as of 4:00 p.m., eastern time, on the normal close of regular trading on the New York Stock Exchange (the “NYSE”), on any day that the NYSE is open for trading from Monday through Friday and on which there is a purchase or redemption of shares of the Fund. The Fund will be closed and its portfolio securities will not be priced on any day that the NYSE is closed. The NYSE is scheduled to close on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV for each class is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest) allocable to such class, less all liabilities (including accrued expenses) allocable to such class, by the total number of outstanding shares of such class. The Fund’s NAV may be calculated earlier if permitted by the SEC. The NYSE is closed on weekends and most U.S. national holidays. However, foreign securities listed primarily on non-U.S. markets may trade on weekends or other days on which the Fund does not value its shares, which may significantly affect the Fund’s NAV on days when you are not able to purchase Fund shares. The Fund’s most recent NAVs are available on the Fund’s website, www.361funds.com.

Securities are valued at market value when market quotations are available. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Trust’s Valuation Committee pursuant to these procedures adopted by the Board. Fair value pricing also is permitted if, in the Valuation Committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the time as of which the Fund’s NAV is to be calculated that may affect a security’s value, or the Valuation Committee is aware of any other data that calls into question the reliability of market quotations. The Adviser is expected to assist the Board, the Valuation Committee, Trust Officers and the Transfer Agent in implementing the Fund’s Valuation Policies and Procedures; however, determinations of pricing methodologies and fair value pricing are the responsibility of the Board and the Valuation Committee, not the Adviser.

Valuing securities at fair value involves reliance on the judgment of the Valuation Committee and may result in a different price being used in the calculation of a Fund’s NAVs from quoted or published prices for the same securities. Fair value determinations are made in good faith in accordance with procedures adopted by the Board. There can be no assurance that the Fund will obtain the fair value assigned to a security if it sells the security.

The Valuation Committee intends to use the services of an independent valuation firm to periodically review the fair value of debt securities issued by SPVs in which the Fund invests. The Valuation Committee anticipates that the independent valuation firm will review the Valuation Committee’s valuations at least monthly. The types of factors that may be considered in fair value pricing of the debt securities issued by the SPVs include, as applicable, the nature and realizable value of any collateral, the issuer’s ability to make payments, the markets in which the issuer does business, comparison to publicly traded companies, discounted cash flow and other relevant factors. Because such valuations, and particularly valuations of non-traded instruments, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The determination of fair value by the Valuation Committee may differ materially from the values that would have been used if a liquid trading market for these instruments existed. The Fund’s NAV could be adversely affected if the determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposition of such instruments.

Distributions

Distributions from the Fund’s net investment income are accrued and declared quarterly and distributed on a quarterly basis. In addition, on an annual basis, the Fund intends to distribute capital gains realized during the fiscal year. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income each year both to avoid federal income tax on the distributed taxable income and to avoid a potential excise tax. If the Fund’s ability to make distributions on its Common Shares is limited, such limitations could, under certain circumstances, impair the Fund’s ability to maintain its qualification for taxation as a RIC, which would have adverse consequences for the Fund’s shareholders.

The 1940 Act generally limits the long-term capital gain distributions to one per year, except for certain permitted distributions related to qualification as a RIC. This limitation does not apply to that portion of the distributions that is not characterized as long-term capital gain. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income each year both to avoid federal income tax on the distributed income and to avoid a potential excise tax. If the ability to make distributions on the Common Shares is limited, such limitations could, under certain circumstances, impair the ability to maintain the Fund’s qualification for taxation as a RIC, which would have adverse consequences for the shareholders. See “Material U.S. Federal Income Tax Considerations.”

Various factors will affect the level of the Fund’s income. See “Risk Factors—Operational Risks—Distribution Risks.” If a shareholder’s shares are registered directly with the Fund or with a brokerage firm that participates in the DRIP, distributions will be automatically reinvested in additional Common Shares under the DRIP unless a shareholder elects to receive distributions in cash. If a shareholder elects to receive distributions in cash, payment will be made by check. See “Automatic Dividend Reinvestment Plan.”

Automatic Dividend Reinvestment Plan

Pursuant to the Fund’s automatic dividend reinvestment plan (previously defined as “DRIP” or the “Plan”), all Common Shareholders will have all distributions, including dividends, capital gains or return of capital, reinvested automatically in additional Common Shares by UMB Fund Services, Inc., as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. Such shareholders may not be able to transfer their shares to another bank or broker and continue to participate in the Plan.

Common Shares received under the Plan will be issued to you at their NAV on the payment date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund prior to the payment date of the distribution in order to be effective for that distribution. An investor holding shares that participates in the Plan in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

The Plan Agent provides written confirmation of all transactions in the shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Common Shares you have received under the Plan.

Automatically reinvesting distributions does not mean that you do not have to pay income taxes due on such distributions. See “Material U.S. Federal Income Tax Considerations.”

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Plan Agent. The Plan Agent may be contacted at 1-888-735-7443 (888-735-SIIF) or by mail at UMB Fund Services, Inc., 235 W. Galena Street, Milwaukee, Wisconsin 53212-3948.

Description of Securities

The information contained under this heading is only a summary and is subject to the provisions contained in the Declaration of Trust and Bylaws and the laws of the State of Delaware.

Set forth below is a chart describing the classes of the Fund’s securities outstanding as of [ ], 2019:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Account Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount under Column (3)
Institutional Class I Shares	Unlimited	--	[ ]

Common Shares

General. The Declaration of Trust authorizes the Fund to issue an unlimited number of shares of beneficial interest. The Board of Trustees may, without any action by shareholders, classify and reclassify any unissued Common Shares and preferred shares into other classes or series of shares from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. The Fund may also issue a class or series of shares that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the shareholders’ best interests. Under Delaware law, shareholders generally are not liable for the Funds’ debts or obligations.

All Common Shares offered pursuant to this prospectus will be, upon issuance, duly authorized, fully paid and non-assessable. All outstanding Common Shares offered pursuant to this prospectus will be of the same class and will have identical rights, as described below. Common Shareholders have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All Common Shares have equal distribution, liquidation and other rights. The Fund and the Adviser intend to apply for exemptive relief from the SEC that will permit the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early withdrawal fees; there is no assurance, however, that such relief will be granted. Until the Fund and the Adviser receive such exemptive relief, the Fund will offer only Institutional Class I Shares. Upon receiving the exemptive relief, the Fund may offer additional classes of Common Shares. Distributions may vary among the classes as a result of the different fee structure of the classes.

Limitations on Distributions. Common Shareholders are entitled to receive distributions only when authorized by the Board of Trustees and declared by the Fund out of assets legally available for the payment of distributions. Distributions so declared and payable will be paid to the extent permitted under Delaware law. In addition, if any shares of preferred shares are outstanding, holders of Common Shares will not be entitled to receive any distributions from the Fund unless the Fund has paid all accumulated distributions on preferred shares and unless asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to such distributions. See “Leverage.”

If any senior securities representing indebtedness are outstanding, holders of shares will not be entitled to receive any distributions from the Fund unless the Fund has paid all accrued interest on such senior indebtedness and unless asset coverage (as defined in the 1940 Act) with respect to any outstanding senior indebtedness would be at least 300% after giving effect to such distributions.

Liquidation Rights. In the event of the liquidation or dissolution of the Fund, the shareholders of the Institutional Class I Shares outstanding will be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Institutional Class I Shares over the liabilities attributable to the such shares. The distributable assets will be distributed among such Shareholders in proportion to the number of Institutional Class I Shares held by them and recorded on the books of the Fund. The rights of Common Shareholders upon liquidation, dissolution or winding up would be subordinated to the rights of holders of any preferred shares or senior securities representing indebtedness.

Voting Rights. Each outstanding share of Common Shares entitles the holder to one vote on all matters submitted to a vote of shareholders, including the election of trustees. The Declaration of Trust provides that, in the event that the Board of Trustees determines that any matter affects only one or more classes of common shares, only the holders of the affected classes will be entitled to vote on the matter. The presence in person or by proxy of one-third of the holders of Shares entitled to vote shall be a quorum for the transaction of business at a Shareholders' meeting. The Declaration of Trust provides that, except as otherwise provided in the Bylaws, trustees will be elected by the affirmative vote of the holders of a of a plurality of shares. There is no cumulative voting in the election of trustees. Pursuant to the 1940 Act, holders of preferred shares will have the right to elect two trustees at all times. Pursuant to the Declaration of Trust, the Board of Trustees may amend the Declaration of Trust or Bylaws to alter the vote required to elect trustees.

Certain Provisions in THE Declaration of Trust and Bylaws

The following description of certain provisions of the Declaration of Trust and Bylaws is only a summary. For a complete description, please refer to the Declaration of Trust and Bylaws, which have been filed as exhibits to the Fund’s registration statement on Form N-2 (the “Registration Statement”), of which this prospectus forms a part.

The Declaration of Trust and Bylaws include provisions that could delay, defer or prevent other entities or persons from acquiring control of us, causing the Fund to engage in certain transactions or modifying the Fund’s structure. Furthermore, these provisions can have the effect of depriving shareholders of the opportunity to sell their shares at a premium over prevailing market prices by discouraging third parties from seeking to obtain control of us. These provisions, all of which are summarized below, may be regarded as “anti-takeover” provisions.

Board of Trustees; Election of Trustees

The Declaration of Trust provides that the number of trustees may be established only by the Board of Trustees may not be more than twenty. Subject to any applicable limitations of the 1940 Act, any vacancy may be filled by the Trustees in the manner provided in the Bylaws. As permitted by Delaware law, the Fund is not required to hold an annual meeting of shareholders in any year in which the election of trustees is not required under the 1940 Act and the Fund does not intend to hold regular annual meetings of shareholders. Accordingly, trustees will be elected to serve indefinite terms between annual meetings of shareholders.

Removal of Trustees

The Declaration of Trust provides that, subject to the rights of holders of one or more classes of preferred shares, a trustee may be removed with or without cause by (i) written instrument, signed by at least two-thirds (2/3) of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective; (ii) by vote of shareholders holding not less than two-thirds (2/3) of the shares then outstanding, cast in person or by proxy at any meeting called for the purpose; or (iii) by a written declaration signed by shareholders holding not less than two-thirds (2/3) of the shares then outstanding.

Approval of Extraordinary Corporate Action; Conversion to Open-End Fund; Amendment of the Declaration of Trust and Bylaws; Shareholder Nominees

Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board of Trustees may make certain amendments to the Declaration of Trust without any vote of shareholders. Pursuant to the Declaration of Trust and Bylaws, the Board of Trustees has the exclusive power to amend or repeal the Bylaws or adopt new bylaws at any time.

The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s assets or liquidation.

To convert the Fund to an open-end investment company, the Declaration of Trust requires the favorable vote of a majority of the Board followed by the favorable vote of the holders of at least 75% of the outstanding shares entitled to vote thereon, unless such conversion has been approved by a majority of the trustees, in which case “a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund shall be required. The foregoing vote would satisfy a separate requirement in the 1940 Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, the Fund anticipates that conversion of the Fund to an open-end investment company might not occur until ninety (90) days after the shareholders’ meeting at which such conversion was approved and would also require at least ten (10) days’ prior notice to all shareholders. Conversion of the Fund to an open-end investment company would require the redemption of any outstanding preferred shares, which could eliminate or alter the leveraged capital structure of the Fund with respect to the Shares. Following any such conversion, it is also possible that certain of the Fund’s investment policies and strategies would have to be modified in order to assure sufficient portfolio liquidity. Shareholders of an open-end investment company may require the company to redeem their shares at any time, except in certain circumstances as authorized by or under the 1940 Act, at NAV, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but it reserves the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is possible that new shares would be sold at NAV plus a sales load. The Board of Trustees believes, however, that the closed-end structure is desirable in light of the Fund’s investment objective and policies. Therefore, you should assume that it is not likely that the Board of Trustees would vote to convert the Fund to an open-end fund.

The Fund generally requires that advance notice be given to the Fund in the event a shareholder desires to nominate a person for election to the Board or to transact any other business at a special meeting of shareholders. Notice of any such nomination or business must be sent to the Secretary of the Fund by registered mail, return receipt requested, requesting the Secretary to call a special meeting. Any notice by a shareholder must be accompanied by certain information as provided in the Bylaws.

Shareholder-Requested Special Meetings

The Bylaws provide that special meetings of shareholders may be called by the Board of Trustees and certain of the Fund’s officers. In addition, the Declaration of Trust provides that, the Trustees shall promptly call and give notice of any meeting of Shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by Shareholders holding in the aggregate not less than 10% of the Shares then outstanding.

Action by Shareholders

The Declaration of Trust provides that shareholder action can be taken only at a meeting of shareholders or by written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the shareholders with respect to any matter submitted to a vote of the shareholders.

Derivative Actions

The Declaration of Trust also requires that prior to bringing a derivative action, a demand must first be made on the Board of Trustees by shareholders eligible to bring such derivative action under the Delaware Statutory Trust Act. A decision by a majority of the trustees, including a majority of the trustees who are independent (the “Independent Trustees”), or, if the trustees have appointed a committee to consider the demand, the majority of that committee, that maintaining a such an action is not likely to succeed and to reject the demand, shall be final and binding upon the shareholders. There may also be additional requirements or restrictions on shareholder derivative lawsuits involving the Fund imposed by law.

The Declaration of Trust provides that, in accordance with the Delaware Statutory Trust Act, any suit against the Fund, any class, or the trustees or officers of the Fund shall be brought exclusively in the State of Delaware. The Declaration of Trust also includes a provision that any Shareholder bringing an action against the Fund, any class, or the trustees or officers of the Fund waives the right to trial by jury to the fullest extent permitted by law.

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting shareholders to demand and receive the fair value of their shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Common Shares shall not entitle shareholders to appraisal rights.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Material U.S. Federal Income Tax Considerations

The following discussion is a general summary of material U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion reflects applicable U.S. federal income tax laws as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal income, estate, gift, state, local or foreign tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the specific tax consequences to them of investing in the Fund, including applicable federal, state, local and foreign tax consequences to them or the effect of possible changes in tax laws.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status, such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt organization, dealer in securities or currencies, person holding shares of the Fund as part of a hedging, integrated or conversion transaction, or a constructive sale or straddle, trader in securities that has elected the mark-to-market method of accounting for its securities, investor with “applicable financial statements” within the meaning of section 451(b) of the Internal Revenue Code of 1986, as amended (the “Code”), U.S. holder (as defined below) whose functional currency is not the U.S. dollar or Non-U.S. holder. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes that the Fund’s shares are held by U.S. holders and that such shares are held as capital assets.

A “U.S. holder” is a beneficial owner that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

A “Non-U.S. holder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. holder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally will depend upon the status of the partner and the activities of the partnership. The discussion below may not be applicable to investors who are a partner in a partnership holding Fund shares. Such investors should consult their own tax adviser regarding the tax consequences of investing in the Fund.

Taxation as a RIC

The Fund intends to elect to be treated as, and to qualify each year for the special tax treatment afforded, a regulated investment company (a “RIC”) under Subchapter M of the Code. As long as the Fund meets certain requirements that govern the Fund’s source of income, diversification of assets and distribution of earnings to shareholders, the Fund will not be subject to U.S. federal income tax on income distributed (or treated as distributed, as described below) to its shareholders. With respect to the source of income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (1) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (2) net income derived from interests in qualified publicly traded partnerships. A qualified publicly traded partnership is generally defined as a publicly traded partnership under section 7704 of the Code, but it does not include a publicly traded partnership if 90% or more of its gross income is described in clause (1) above. For purposes of the income test, if the Fund holds an equity interest in a partnership that is not a qualified publicly traded partnership, the Fund will be treated as receiving directly its share of the gross income of such partnership.

With respect to the diversification of assets requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (1) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If the Fund qualifies as a RIC and distributes to its shareholders at least 90% of the sum of (1) its “investment company taxable income,” as that term is defined in the Code (which includes, among other items, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (2) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates on the amount retained. The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest and net capital gain. Under the Code, the Fund generally will also be subject to a nondeductible 4% federal excise tax on the undistributed portion of its ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (1) 98% of the Fund’s ordinary income (computed on a calendar-year basis), (2) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (3) certain amounts from previous years to the extent such amounts have not been treated as distributed or been subject to tax under Subchapter M of the Code. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal conditions, does not currently expect to be subject to this excise tax.

Failure to Qualify as a RIC

If the Fund fails to qualify as a RIC in any taxable year, it will be taxed in the same manner as an ordinary corporation on its taxable income, and distributions to the Fund’s shareholders will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would be taxed to shareholders as dividend income. Such distributions would generally be eligible for the dividends received deduction available to corporate shareholders, and noncorporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholder’s tax basis in his, her or its Fund shares, and any remaining distributions would be treated as a capital gain. Current earnings and profits are generally treated, for federal income tax purposes, as first being used to pay distributions on preferred shares and then, to the extent remaining, if any, to pay distributions on common shares. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source of income, the asset diversification and the annual distribution requirements for that year and to dispose of any earnings and profits from any year in which the Fund failed to qualify as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify as a RIC that are recognized within the subsequent five years, unless the Fund made an election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation of Certain Fund Investments

Debt Instruments

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income, including such income it is required to accrue, in order to qualify as a RIC and (with respect to its ordinary income and capital gain) avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances in order to generate cash, or it may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Fund may acquire debt securities that are market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary taxable income to the extent of the accrued market discount unless the Fund elects to include the market discount in taxable income as it accrues.

The Fund’s investment in lower-rated or unrated debt securities may present tax risks for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

The Fund expects that it will invest less than 50% of its total assets in municipal securities. As a result, the Fund does not expect to be eligible to pay “exempt-interest dividends” to its shareholders, and interest on municipal securities will be taxable to shareholders of the Fund when received as a distribution from the Fund. In addition, gains realized by the Fund on the sale or exchange of municipal securities will be taxable to shareholders of the Fund when distributed to them.

Other Considerations

The application of certain requirements for qualification as a RIC and the application of certain other federal income tax rules may be unclear in some respects in connection with certain investments. As a result, the Fund may be required to limit the extent to which it invests in such investments, and it is also possible that the IRS may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of certain investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a RIC and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain investments in the future.

Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (1) convert distributions that would otherwise constitute qualified dividend income into ordinary income taxed at the higher rate applicable to ordinary income, (2) treat distributions that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment, (3) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (4) convert long-term capital gain into short-term capital gain or ordinary income, (5) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (6) cause the Fund to recognize income or gain without a corresponding receipt of cash, (7) adversely affect the time as to when a purchase or sale of shares or securities is deemed to occur, (8) adversely alter the characterization of certain complex financial transactions and (9) produce income that will not be included in the sources of income from which a RIC must derive at least 90% of its gross income each year. While it may not always be successful in doing so, the Fund will seek to avoid or minimize any adverse tax consequences of its investment practices.

Generally, the character of the income or capital gains that the Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as RICs. However, to the extent that another investment company that qualifies as a RIC realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

The Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% U.S. federal income tax deduction in the case of individuals, trusts and estates. If the Fund receives qualified REIT dividends, it may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from the Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If the Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITs may be entitled to the deduction.

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”), or such REITs themselves may constitute TMPs. Under a notice issued by the IRS, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice provides that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

Recent tax legislation commonly referred to as the Tax Cuts and Jobs Act of 2017 provides a limitation on the deductibility of business interest. Generally, the provision limits the deduction for net business interest expenses to 30% of a taxpayer’s adjusted taxable income. The deduction for interest expenses is not limited to the extent of any business interest income, which is interest income attributable to a trade or business and not investment income. The IRS has issued proposed regulations clarifying that all interest expense and interest income of a RIC is treated as properly allocable to a trade or business for purposes of the limitation on the deductibility of business interest. As a result, this limitation may impact the Fund’s ability to use leverage (e.g., borrow money, issue debt securities, etc.).

Taxation for U.S. Shareholders

Assuming the Fund qualifies as a RIC, distributions paid to you by the Fund from its investment company taxable income generally will be taxable to you as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. A portion of such distributions (if designated by the Fund) may qualify (1) in the case of corporate shareholders, for the dividends received deduction under section 243 of the Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from certain entities, including REITs, or (2) in the case of individual shareholders, as qualified dividend income eligible to be taxed at the federal income tax rates applicable to net capital gain under section 1(h)(11) of the Code to the extent that the Fund receives qualified dividend income, and provided in each case that certain holding period and other requirements are met at both the Fund and shareholder levels. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (for example, generally, if the issuer is incorporated in a possession of the United States or in a country with a qualified comprehensive income tax treaty with the United States, or if the shares with respect to which such dividend is paid are readily tradeable on an established securities market in the United States). To be treated as qualified dividend income, the shareholder must hold the shares paying otherwise-qualifying dividend income more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or, in the case of certain preferred shares, more than 90 days during the 181-day period beginning 90 days before the ex-dividend date). A shareholder’s holding period may be reduced for purposes of this rule if the shareholder engages in certain risk reduction transactions with respect to the shares. A qualified foreign corporation generally excludes any foreign corporation that, for the taxable year of the corporation in which the dividend was paid or the preceding taxable year, is a passive foreign investment company or that is a surrogate foreign corporation that is not treated as a domestic corporation under section 7874(b) of the Code. The Fund does not expect that a significant portion of its distributors will be eligible for qualified dividend income treatment or the dividends received deduction. Distributions made to you from an excess of net long-term capital gain over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to you but retained by the Fund, will be taxable to you as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time you have owned the shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated by you, first, as a tax-free return of capital, which is applied against and will reduce the adjusted basis of your shares and, after such adjusted basis is reduced to zero, generally will constitute capital gain to you. After the close of its taxable year, the Fund will provide you with information on the federal income tax status of the dividends and distributions you received from the Fund during the year.

The Fund intends in general to apportion items of tax preference for purposes of the alternative minimum tax in the same proportion that dividends (other than capital gain dividends) paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction). For shareholders subject to the alternative minimum tax, this may affect the shareholders’ alternative minimum tax liability.

Sales and other dispositions of the Fund’s shares generally are taxable events. You should consult your own tax adviser with reference to your individual circumstances to determine whether any particular transaction in the Fund’s shares is properly treated as a sale or exchange for federal income tax purposes and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund generally will result in capital gain or loss to you, equal to the difference between the amount realized and your adjusted basis in the shares sold or exchanged (taking into account any reductions in such basis resulting from prior returns of capital), and will be long-term capital gain or loss if your holding period for the shares is more than one (1) year at the time of sale. Any loss upon the sale or exchange of shares held for six (6) months or less will be treated as long-term capital loss to the extent of any capital gain dividends you received (including amounts credited as an undistributed capital gain dividend) with respect to such shares. A loss you realize on a sale or exchange of shares of the Fund generally will be disallowed if you acquire other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or other substantially identical stock or securities within a 61-day period beginning thirty (30) days before and ending thirty (30) days after the date that you dispose of the shares. In such case, the basis of the stock or securities acquired will be adjusted to reflect the disallowed loss. Present federal income law taxes both long-term and short-term capital gain of corporations at the same rate applicable to ordinary income. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at the long-term capital gain rates. Capital losses are subject to certain limitations.

For purpose of determining (1) whether the annual distribution requirement to maintain RIC status is satisfied for any year and (2) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a distribution that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the distribution in the taxable year in which the distribution is made. However, if the Fund pays you a distribution in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such distribution will be treated for federal income tax purposes as being paid by the Fund and received by you on December 31 of the year in which the distribution was declared. A shareholder may elect not to have all distributions automatically reinvested in Fund shares pursuant to the Plan. If a shareholder elects not to participate in the Plan, such shareholder will receive distributions in cash. For taxpayers subject to U.S. federal income tax, all distributions generally will be taxable, as discussed above, regardless of whether a shareholder takes them in cash or they are reinvested pursuant to the Plan in additional shares of the Fund.

If a shareholder’s distributions are automatically reinvested pursuant to the Plan, for U.S. federal income tax purposes, the shareholder generally will be treated as having received a taxable distribution in the amount of the cash dividend that the shareholder would have received if the shareholder had elected to receive cash. Under certain circumstances, however, if a shareholder’s distributions are automatically reinvested pursuant to the Plan and the Plan Agent invests the distribution in newly issued shares of the Fund, the shareholder may be treated as receiving a taxable distribution equal to the fair market value of the shares the shareholder receives.

The Fund intends to distribute substantially all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (1) will be required to include in income as long-term capital gain their proportionate shares of such undistributed amount and (2) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the basis of the shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

The repurchase of Common Shares through a periodic repurchase offer will be a taxable transaction for U.S. federal income tax purposes, either as a “sale or exchange,” or under certain circumstances, as a “dividend.” In general, the transaction should be treated as a sale or exchange of shares if the receipt of cash (1) is “substantially disproportionate” with respect to the shareholder, (2) results in a “complete redemption” of the shareholder’s interest, or (3) is “not essentially equivalent to a dividend” with respect to the shareholder. A “substantially disproportionate” distribution generally requires a reduction of at least 20% in the shareholder’s proportionate interest in the Fund and also requires the shareholder to own less than 50% of the voting power of all classes of the Fund entitled to vote immediately after the repurchase. A “complete redemption” of a shareholder’s interest generally requires that all shares of the Fund owned by such shareholder be disposed of. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s proportionate interest in the Fund, which should result if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his, her or its proportionate interest in the Fund. In determining whether any of these tests has been met, any Fund shares actually owned, as well as shares considered to be owned by the shareholder by reason of certain constructive ownership rules set forth in section 318 of the Code, generally must be taken into account. If the repurchase of your Common Shares meets any of these three tests for “sale or exchange” treatment, you will recognize gain or loss equal to the difference between the amount of cash and the fair market value of other property received pursuant to the repurchase and the adjusted basis of the Common Shares sold.

If none of the tests described above are met with respect to a repurchase, you may be treated as having received, in whole or in part, a dividend, return of capital or capital gain, depending on (1) whether there are sufficient current and accumulated earnings and profits to support dividend treatment and (2) your basis in the relevant Common Shares. In such case, the basis in the Common Shares tendered to the Fund will be transferred to any remaining Common Shares held by you in the Fund.

If a sale of Common Shares pursuant to a repurchase offer is treated as a “dividend” to a tendering stockholder under the rules discussed above, a constructive dividend under certain provisions of the Code may result to other shareholders of the Fund whose proportionate interests in the earnings and profits or assets of the Fund has been increased as a result of such tender.

Backup Withholding

The Fund is required in certain circumstances to backup withhold at a current rate of 24% on distributions and certain other payments paid to certain holders of the Fund’s shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, their Social Security number) and certain certifications or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

Medicare Tax

An additional 3.8% tax is imposed on the net investment income of certain individuals with a modified adjusted gross income of over $200,000 ($250,000 in the case of joint filers) and on the undistributed net investment income of certain estates and trusts. For these purposes, “net investment income” generally will include interest, dividends, annuities, royalties, rent, net gain attributable to the disposition of property not held in a trade or business (including net gain from the sale, exchange or other taxable disposition of shares of the Fund) and certain other income, but will be reduced by any deductions properly allocable to such income or net gain. Thus, certain of the taxable distributions, including constructive distributions, made by the Fund and gains on the sale of the shares by shareholders may be subject to this additional tax.

Administrator, Custodian and Transfer agent

Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, California 91740, and UMB Fund Services, Inc., 235 W. Galena Street, Milwaukee, Wisconsin 53212, serve as co-administrators to the Fund and provide certain administrative services. As compensation for their services, the Fund will pay the co-administrators a fee for administration services. The fee is payable monthly based on the Fund’s average daily net assets.

UMB Fund Services, Inc. acts as the Fund’s fund accountant, transfer agent and dividend disbursing agent pursuant to separate agreements.

UMB Bank n.a., 1010 Grand Boulevard, Kansas City, Missouri 64105 serves as the Fund’s custodian.

Legal Matters

Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Vedder Price P.C., Chicago, Illinois.

Available Information

We will be subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and the Fund will be required to file reports, including annual and semi-annual reports, proxy statements and other information with the SEC. The Fund intends to voluntarily file quarterly shareholder reports. These documents will be available on the SEC’s EDGAR system.

This prospectus does not contain all of the information in the Fund’s Registration Statement, including amendments, exhibits and schedules. Statements in this prospectus about the contents of any contract or other document are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by this reference.

Additional information about the Fund can be found in the Registration Statement (including amendments, exhibits and schedules) on Form N-2 filed with the SEC. The SEC maintains a website (http://www.sec.gov) that contains the Registration Statement, other documents incorporated by reference and other information the Fund has filed electronically with the SEC.

Table of Contents of the Statement of Additional Information

Investment Policies and Practices	1
Investment Limitations	1
Repurchase Offer Fundamental Policy	3
Principal Investment Strategies, Policies and Risks	4
Management of the Fund	19
Code of Ethics	25
Proxy Voting Policies and Procedures	25
Investment Advisory and Other Services	25
Control Persons	29
Determination of Net Asset Value	29
Material U.S. Federal Income Tax Considerations	30
Independent Registered Public Accounting Firm	37
Other Service Providers	37
Additional Information	38
Report of Independent Registered Public Accounting Firm	39
Financial Statements	40
APPENDIX A Ratings of Investments	A-1
APPENDIX B Proxy Voting Policies	B-1

361 Social Infrastructure Fund

INSTITUTIONAL CLASS I SHARES

PROSPECTUS
[•], 2019

All dealers that buy, sell or trade the Fund’s shares, whether or not participating in this offering, may be required to deliver a prospectus in accordance with the terms of the dealers’ agreements with the Fund’s Distributor.

You should rely only on the information contained in or incorporated by reference into this Prospectus. The Fund has not authorized anyone to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer of these securities in any jurisdiction where the offer is not permitted.

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where an offer or sale is not permitted.

SUBJECT TO COMPLETION

Preliminary Statement of Additional Information dated December 20, 2019

361 Social Infrastructure FUND

STATEMENT OF ADDITIONAL INFORMATION

361 Social Infrastructure Fund (the “Fund”), is a closed-end management investment company that continuously offers common shares of beneficial interest (the “Common Shares”) and is operated as an “interval fund.” The Fund currently offers Institutional Class I Shares. The Fund is a Delaware statutory trust that was organized on August 7, 2019.

This statement of additional information relates to an offering of the Common Shares and does not constitute a prospectus, but should be read in conjunction with the Fund’s Prospectus relating hereto dated [•], 2019 (the “Prospectus”). This statement of additional information does not include all information that a prospective investor should consider before purchasing Common Shares. You should obtain and read the Prospectus prior to purchasing any of the Common Shares. A copy of the Fund’s Prospectus may be obtained without charge from us by calling toll-free at 1-888-735-7443 (888-735-SIIF) or by writing the Fund at 361 Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201. You also may obtain a copy. You also may obtain a copy of the Fund’s Prospectus on the SEC’s website (http://www.sec.gov). Capitalized terms used but not defined in this statement of additional information have the meanings ascribed to them in the Prospectus.

This statement of additional information is dated [•], 2019.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Investment Policies and Practices	1
Investment Limitations	1
Repurchase Offer Fundamental Policy	3
Principal Investment Strategies, policies and r isks	4
Management of the Fund	19
Code of Ethics	25
Proxy Voting Policies and Procedures	25
Investment Advisory and Other Services	25
Control Persons	29
Determination of Net Asset Value	29
Material U.S. Federal Income Tax Considerations	30
Independent Registered Public Accounting Firm	37
Other Service Providers	37
Additional Information	38
Report of Independent Registered Public Accounting Firm	39
Financial Statements	40
APPENDIX A Ratings of Investments	A-1
APPENDIX B Proxy Voting Policies	B-1

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Investment Policies and Practices

The Fund is classified as a non-diversified fund, which means it is not subject to the diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, government securities and securities of other investment companies. Although the Fund is not required to comply with the above requirement, the Fund intends to diversify its assets to the extent necessary to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

The investment objective and principal investment strategies of the Fund, as well as principal risks associated with the investment strategies of the Fund, are set forth in the Prospectus. Certain additional information is set forth below.

Investment Limitations

This section supplements the disclosure in the Prospectus and provides additional information on the Fund’s investment limitations. Investment limitations identified as fundamental may be changed only with the approval of the holders of a majority of the Fund’s outstanding voting securities. For this purpose, a majority of the Fund’s outstanding voting securities means the lesser of (1) 67% of the voting shares present in person or by proxy at a meeting at which more than 50% of the outstanding voting shares are present in person or by proxy, or (2) more than 50% of the outstanding voting shares.

Investment limitations stated as a maximum percentage of the Fund’s assets are applied only immediately after, and because of, an investment or a transaction by the Fund to which the limitation is applicable (other than the limitations on borrowing). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund’s investment limitations. All limitations are based on a percentage of the Fund’s total assets (including assets obtained through leverage).

Fundamental Investment Limitations

The following are the Fund’s fundamental investment limitations set forth in their entirety. The Fund may not:

(1)	issue senior securities, borrow money or pledge its assets, except as permitted under the 1940 Act;

(2)	act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio;

(3)	invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry except that the Fund will concentrate in the essential facility infrastructure asset sectors (other than securities issued by the U.S. Government, its agencies or instrumentalities);

(4)	purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as real estate investment trusts (“REITs”));

(5)	make loans of money, except (a) for purchases of debt securities consistent with the investment policies of a Fund, (b) by engaging in repurchase agreements or (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets;

(6)	purchase or sell commodities, except that a Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts or, may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, may purchase or sell precious metals directly and may purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws.

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All other investment policies are considered non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board of Trustees”, the “Trustees” or the “Board”) without prior approval of the Fund’s outstanding voting securities.

Non-Fundamental Investment Policies

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in debt securities of special purpose vehicles (“SPVs”) or other entities that will acquire, install, maintain and manage essential facility infrastructure assets. This investment policy is non-fundamental.

The Board of Trustees may change the Fund’s non-fundamental investment policies without shareholder approval and will provide notice to shareholders of material changes (including notice through shareholder reports), although a change in the policy of investing at least 80% of the Fund’s total assets in essential facility infrastructure assets will require at least 60 days’ prior written notice to shareholders. Unless otherwise stated, these investment restrictions apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market price fluctuations.

General. Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation.

In addition, to comply with federal income tax requirements for qualification as a RIC, the Fund’s investments will be limited so that at the close of each quarter of each taxable year (1) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of the Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or the securities of one or more qualified publicly traded partnerships (which generally includes MLPs). These tax-related limitations may be changed by the Fund’s Board of Trustees to the extent appropriate in light of changes to applicable tax requirements.

During the period in which the Fund is investing the net proceeds of this offering, the Fund may deviate from the Fund’s investment policies by investing the net proceeds in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high-quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities. Under adverse market or economic conditions, the Fund may invest up to 100% of its total assets in these securities. To the extent the Fund invests in these securities on a temporary basis or for defensive purposes, the Fund may not achieve its investment objective.

Currently, under the 1940 Act, the Fund is not permitted to issue preferred stock unless immediately after such issuance, the value of the Fund’s total assets (including the proceeds of such issuance) less all liabilities and indebtedness not represented by senior securities is at least equal to 200% of the total of the aggregate amount of senior securities representing indebtedness plus the aggregate liquidation value of any outstanding preferred stock. Stated another way, the Fund may not issue preferred stock, together with outstanding preferred stock and debt securities, that has a total aggregate liquidation value and outstanding principal amount of more than 50% of the value of the Fund’s total assets, including the proceeds of such issuance, less liabilities and indebtedness not represented by senior securities. In addition, the Fund is not permitted to declare any distribution on the Fund’s common shares or purchase any common shares (through tender offers or otherwise) unless the Fund would satisfy this 200% asset coverage requirement test after deducting the amount of such distribution or stock price, as the case may be. The Fund may, as a result of market conditions or otherwise, be required to purchase or redeem preferred stock, or sell a portion of the Fund’s investments when it may be disadvantageous to do so in order to maintain the required asset coverage. Common shareholders would bear the costs of issuing additional preferred stock, which may include offering expenses and the ongoing payment of distributions. Currently under the 1940 Act, the Fund may issue only one class of preferred stock.

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Currently under the 1940 Act, the Fund is not permitted to issue debt securities or incur other indebtedness constituting senior securities unless immediately thereafter, the value of the Fund’s total assets (including the proceeds of the indebtedness) less all liabilities and indebtedness not represented by senior securities representing indebtedness is at least equal to 300% of the amount of the outstanding indebtedness. Stated another way, the Fund may not issue debt securities or incur other indebtedness constituting senior securities with an aggregate principal amount of more than 33 1/3% of the value of the Fund’s total assets, including the amount borrowed, less all liabilities and indebtedness not represented by senior securities representing indebtedness. The Fund must maintain this 300% “asset coverage” for as long as the indebtedness is outstanding. The 1940 Act currently provides that the Fund may not declare any distribution with respect to any class of stock of the Fund’s stock, or purchase any of its stock (through tender offers or otherwise), unless the Fund would satisfy this 300% asset coverage requirement after deducting the amount of the distribution or stock purchase price, as the case may be, except that distributions may be declared upon any preferred stock if such senior security representing indebtedness has an asset coverage of at least 200% at the time of declaration of such distribution and after deducting the amount of such distribution. If the asset coverage for senior securities representing indebtedness declines to less than 300% as a result of market fluctuations or otherwise, the Fund may be required to reduce the Fund’s leverage or sell a portion of its investments when it may be disadvantageous to do so. Currently, under the 1940 Act, the Fund may issue only one class of senior securities representing indebtedness.

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Both transactions involving indebtedness and any preferred stock issued by the Fund would be considered senior securities under the 1940 Act, and as such, are subject to the asset coverage requirements discussed above.

Currently, under the 1940 Act, the Fund is not permitted to lend money or property to any person, directly or indirectly, if such person controls or is under common control with the Fund, except for a loan from the Fund to a company that owns all of the Fund’s outstanding securities. Currently, under interpretative positions of the staff of the SEC, the Fund may not have on loan at any given time securities representing more than one-third of its total assets.

The Fund interprets its policies with respect to borrowing and lending to permit such activities as may from time to time be lawful, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to an exemptive order of the SEC.

For purposes of the industry concentration policy, the Fund will associate, to the extent practicable, asset-backed securities and interest in SPVs or other privately issued securities held by the Fund which are collateralized by specific assets or project revenues with a particular “industry” associated with the type(s) of assets and revenues that collateralize the security, as determined by the Adviser.

Currently, under the 1940 Act, the Fund may, but do not currently intend to, invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, provided that the investment does not represent more than 3% of the voting shares of the acquired investment company at the time such shares are purchased. As a shareholder in any investment company, the Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of its advisory fees and other expenses with respect to assets so invested. Holders of common shares would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies also may be leveraged and will therefore be subject to the same leverage risks described herein and in the Prospectus. The net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. A material decline in net asset value may impair the Fund’s ability to maintain asset coverage on any preferred shares and debt securities, including any interest and principal for debt securities.

Repurchase Offer Fundamental Policy

In addition, the Fund has adopted the following fundamental policies with respect to repurchase offers that may be changed only with approval of a majority of the Fund’s outstanding voting securities:

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(1)	The Fund will make quarterly repurchase offers pursuant to Rule 23c-3 under the 1940 Act, as it may be amended from time to time.

(2)	The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer.

(3)	There will be a maximum fourteen (14) calendar day period (or the next business day if the 14th calendar day is not a business day) between the Repurchase Request Deadline and the date on which the Fund’s net asset value applicable to the repurchase offer is determined.

Principal Investment Strategies, policies and risks

Debt Securities

General. The Fund may invest in debt securities. Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. Some debt securities pay a periodic coupon that is not fixed; instead payments “float” relative to a reference rate, such as LIBOR. This “floating rate” debt may pay interest at levels above or below the previous interest payment.

Lower rated debt securities, those rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) and/or BB or below by Standard & Poor’s Ratings Group (“S&P”) or unrated by S&P Moody’s or another Nationally Recognized Statistical Rating Organization (“NRSRO”) but determined by the Adviser to be of comparable quality, are described by the rating agencies as speculative and involve greater risk of default or price changes than higher rated debt securities due to changes in the issuer’s creditworthiness or the fact that the issuer may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to sell or to determine the value of lower rated debt securities.

Interest Rate Risk. Prices of debt securities tend to move inversely with changes in interest rates. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a debt security. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. These risks are greater during periods of rising inflation. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate and adjustable rate debt securities will not generally increase in value if interest rates decline. When the Fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Investments in debt securities pose the risk that the Adviser’s forecast of the direction of interest rates might be incorrect.

Sensitivity to Interest Rate and Economic Changes. Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or periods of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, obtain additional financing, and service their principal and interest payment obligations. Furthermore, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) related to the security or other assets or indices.

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Payment Expectations. Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate environment, the Fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity. Liquidity risk may result from the lack of an active market, or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. Finally, liquidity risk also refers to the risk of unusually high repurchase requests or other unusual market conditions that may make it difficult for the Fund to fully honor repurchase requests within the prescribed time period. Meeting such repurchase requests could require the Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

Bond Ratings. Credit ratings of debt securities provided by rating agencies indicate a measure of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between corporate developments and the time a rating is assigned and updated. Debt securities held by the Fund may be unrated. Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Please refer to Appendix A for more information about credit ratings.

Direct Investment in Project Finance Debt Securities. The Fund will invest in directly negotiated debt instruments of SPVs and other issuers operating in the essential facility infrastructure sector, which investments may include, among others: (1) senior, subordinated, mezzanine or other debt instruments of SPVs that acquire, install, maintain and manage essential facility infrastructure assets; (2) other types of project finance debt securities’; (3) other privately structured investments; and (4) securities issued by governmental entities or other qualifying issuers of states, municipalities, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, private nonprofit organizations, 501(c)(3) organizations, public nonprofit organizations and other entities authorized to issue private activity and municipal bonds. The Fund will invest primarily in debt securities issued by SPVs or other structured vehicles that finance specific essential facility infrastructure projects. Essential facility infrastructure assets are assets that perform essential services and are depreciable personal property and include, but are not limited to, heating, ventilation and air conditioning (HVAC) systems, roofing systems, windows, lighting, water pumps, escalators and elevators, motors and compressors, boilers, turbines and related equipment. The SPVs in which the Fund intends to invest are designed to procure essential facility infrastructure assets to replace or upgrade facilities of municipalities, state and federal entities and agencies, universities, schools, airports, hospitals and other entities with long-lived facilities (“End Users”).

Project finance is the financing of long-term infrastructure, industrial projects and public services using a non-recourse or limited-recourse financial structure. Debt issued by SPVs and other structured vehicles in which the Fund intends to invest to finance essential facility infrastructure projects are paid back from the cash flow generated by the project. Project financing is a loan structure that relies typically on the project’s cash flow for repayment, with the project’s assets, rights and interests held as secondary collateral. The primary assets held by such SPV are expected to be the essential infrastructure assets that are installed on the premises of a particular End User, as well as utility-based service agreements with the End User.

SPVs may enter into bank lending facilities and may issue various types of debt securities including, without limitation, senior secured debt, subordinated debt and mezzanine debt. The Fund may invest across the capital structure in any types of debt securities issued by such SPVs or other structure vehicles. Such securities are issued in private placements and are “restricted securities.” There is no trading market in such securities and no trading market is expected to develop.

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The Fund may invest in direct investments in debt securities that finance essential facility infrastructure projects of any maturity and credit quality, but such securities are expected to be unrated. Under normal market conditions, it is anticipated that the Fund will typically invest over the long term in direct investment securities and expects to invest in such securities with the intention of holding them to maturity.

Corporate Debt Securities. The Fund may invest in corporate debt securities, including corporate bonds and notes, project finance debt securities, and bank loans and loan participations of companies in essential asset sectors. Corporate bonds and notes are debt securities issued by U.S. and non-U.S. businesses to borrow money from investors for a variety of reasons, including to finance operations, provide working capital, refinance existing debt, engage in acquisitions, pay dividends or finance stock buy-backs or recapitalize. The issuer of a bond or note pays the investors a fixed, variable or floating rate of interest and normally must repay the amount borrowed on or before a stated maturity date. Certain bonds and notes in which the Fund may invest may be convertible into equity securities of the issuer or its affiliates. The corporate bonds and notes in which the Fund may invest may be unsecured or may be may be secured by a lien on specified assets of the issuer and/or its affiliates. Any such lien may be subordinated to liens securing the issuer’s senior debt. The corporate bonds or notes in which the Fund may invest may pay interest in cash or in kind. With respect to payment-in-kind securities, the issuer pays interest in the form of additional securities rather than cash.

The investment return of a corporate bond or note reflects the interest payments received and changes in the market price of the bond or note during the holding period. The market price of a corporate bond or note may be expected to rise and fall inversely with market interest rates generally and in response to actual or perceived changes in the creditworthiness of the issuer. Because of the wide range of types and maturities of corporate bonds and notes, as well as the range of creditworthiness of their issuers, the risk-return profiles of corporate bonds and notes vary widely. For example, notes issued by a large established corporation that is rated investment grade may offer a modest return but carry relatively limited risk. On the other hand, a long-term bond issued by a smaller, less established corporation that is rated below investment grade may have the potential for relatively large returns but carries a relatively high degree of risk.

Bank Loans and Loan Participations. The Fund’s investments in corporate debt securities may include investments in senior and subordinated bank loans to U.S. and non-U.S. businesses. Companies may borrow money from banks for a variety of reasons, including those set forth above under “Corporate Bonds and Notes.” The borrower under a bank loan typically pays interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread, during the term of the loan. The amount borrowed under a bank loan is typically repaid during the term of the loan in accordance with an agreed amortization schedule, but certain bank loans may permit interest-only payments during all or a portion of the loan term.

The bank loans in which the Fund may invest will generally be secured by a lien on specified assets of the borrower and/or its affiliates. Senior loans occupy the highest position in the borrower’s capital structure and entitle the lender to a first-priority lien on the collateral securing the loan. The lien securing a subordinated loan is contractually subordinated to the rights of the borrower’s senior lenders. The terms governing bank loans typically impose restrictive covenants on the borrower intended to protect the economic interest of the lender.

The Fund may invest in bank loans through assignments, whereby the Fund assumes the position of the lender to the borrower, or loan participations, whereby the Fund purchases all or a portion of the economic interest in a loan. The purchaser of a loan participation typically has a contractual relationship with the lender selling the participation but not with the borrower and will generally have rights that are more limited than the rights of a lender or of a person who acquires a loan by assignment.

The investment return of a bank loan or loan participation reflects the interest payments received and changes in the market price of the loan or participation during the holding period. Similar to corporate bonds and notes, the market price of a bank loan or loan participation may be expected to rise and fall inversely with market interest rates generally and in response to actual or perceived changes in the creditworthiness of the issuer. However, the floating-rate feature of many bank loans serves to lower the loans’ effective duration and prevent significant price fluctuations in response to changes in market interest rates.

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Municipal-Related Securities. The Fund expects that most of its investments in the social infrastructure sector will be comprised of municipal-related securities. Municipal-related securities are debt securities issued either by U.S. state and local governmental entities or by non-governmental entities, including private nonprofit, 501(c)(3) and for-profit entities, to raise funds to support activities with a public or, in certain circumstances, a private purpose. Public purposes for which municipal-related securities may be issued include the construction of a wide range of public infrastructure and facilities (including housing), essential social, health and/or public service sector programs and initiatives, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of securities are issued by or on behalf of public authorities, such as, to finance privately owned or operated facilities, including in respect of electric energy or gas, sewage, solid waste disposal and other specialized facilities. In addition, other private activity securities, the proceeds of which are used, for example, for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, but current federal tax laws place substantial limitations on the size of such issues. Private activities that may be funded by municipal-related securities include housing, medical and educational facility construction, or privately owned industrial development and pollution control projects.

The two principal classifications of municipal-related securities are “general obligation” and “revenue” or “special obligation” securities (including private activity securities). General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source and may be repaid only from the revenues of a specific facility or source. The Fund also may purchase securities that represent lease obligations, municipal notes, pre-refunded municipal bonds, private activity bonds, tender option bonds and other forms of municipal bonds and securities.

The interest on the Fund’s investments in municpal-related securities may bear a fixed rate or be payable at a variable or floating rate. The yields on municipal-related securities depend on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of municipal-related securities will vary with changes in interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments.

The municipal-related securities in which the Fund invests will generally be directly originated municipal securities. Directly originated securities represent obligations structured directly by a single purchaser, or a limited number of institutional purchasers, and the issuer, and are typically not rated by credit rating agencies. The Fund expects that the directly originated municipal-related securities in which the Fund invests generally will be deemed by the Adviser to be of comparable quality to securities rated below investment grade and that such securities will belong to relatively small issues.

Private issuers of municipal-related securities in the education sectors include charter schools, student housing and other education subsectors, including, for example, private schools, parochial schools and vocational and technical schools. Private issuers of municipal-related securities in the healthcare sectors include issuers in the senior care and housing, hospitals and providers and other healthcare subsectors, including, for example, assisted living and skilled nursing facilities. The Fund also may invest in municipal-related securities of private issuers in the industrial and infrastructure sectors as well as in municipal-related securities of general nonprofit organizations, human services providers and issuers in the non-student and non-senior housing subsectors. In addition, the Fund may invest in municipal-related securities issued by or on behalf of public authorities to finance or refinance privately owned or operated facilities, including in respect of electric energy or gas, sewage, solid waste disposal and other specialized facilities. Other private activity securities, the proceeds of which may be used for, as an example, the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute municipal-related securities, but current federal tax laws place substantial limitations on the size of such issues.

Municipal Leases and Certificates of Participation. The Fund may purchase securities that represent lease obligations and certificates of participation in such leases. These securities carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from U.S. federal income tax, as well as from state and local income taxes in the state of issuance. However, the Fund does not expect to qualify to pass through to shareholders the tax-exempt character of such income. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment or facilities. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering, or the failure to recover fully, the Fund’s original investment. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. In order to reduce this risk, the Fund will purchase securities representing lease obligations only where the Adviser believes the issuer has a strong incentive to continue making appropriations until maturity.

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A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates are typically issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’ notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.

Municipal Notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal Housing Authority secure these notes, however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.

Private Activity Bonds. Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. Under current law, a significant portion of the private activity bond market is comprised of bonds the interest on which is subject to the federal alternative minimum tax. The distribution of the Fund’s interest income from private activity bonds may subject certain investors to the federal alternative minimum tax. See “Material U.S. Federal Income Tax Considerations.”

Pre-Refunded Municipal Securities. The principal of, and interest on, pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. The interest paid on advance refunding bonds issued after December 31, 2017, however, will not be exempt from federal income tax.

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Special Taxing Districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. They often are exposed to real estate development-related risks and can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds. Further, the fees, special taxes or tax allocations and other revenues that are established to secure such financings are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the districts.

Other Municipal-Related Securities:

●	Tender Option Bonds. The Fund may enter into tender option bond transactions, whereby the Fund will transfer municipal debt securities or other municipal securities into a special purpose entity and in return the Fund retains a residual interest in the special purpose entity.

●	Variable Rate Demand Obligations (“VRDOs”). VRDOs are floating-rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution.

●	Transactions in Financial Futures Contracts. The Fund’s investments may include financial futures contracts based on a long-term municipal bond index developed by the Chicago Board of Trade and The Bond Buyer (the “Municipal Bond Index”). The Municipal Bond Index is comprised of 40 tax-exempt municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated A or higher by at least one NRSRO and must have a remaining maturity of 19 years or more.

●	Municipal Interest Rate Swap Transactions. In order to hedge the value of the Fund’s investments against interest rate fluctuations or to enhance its returns, the Fund may enter into interest rate swap transactions such as Municipal Market Data AAA Cash Curve swaps or Securities Industry and Financial Markets Association Municipal Swap Index swaps.

●	Insured Municipal Bonds. The Fund’s investments may be covered by insurance that guarantees that interest payments on the bond will be made on time and the principal will be repaid when the bond matures. Either the Fund purchases the insurance or the issuer of the bond purchases the insurance.

●	Participation Notes. The Fund may buy participation notes from a bank or broker-dealer that entitle it to a return measured by the change in value of an identified underlying security or basket of securities. Investment in a participation note is not the same as investment in the constituent shares of an entity since a participation note represents only an obligation of the issuer to provide the Fund with the economic performance equivalent to holding shares of an underlying security (i.e., shares of the underlying security are not in any way owned by us). However each participation note is intended to synthetically replicate the economic benefit of holding shares in the underlying security or basket of securities.

Pay-in-Kind Notes. The Fund’s investments may include notes that provide for payments-in-kind, which have an effect of deferring current cash payments.

High Yield and Unrated Securities. The debt securities in which the Fund invests may include high yield debt securities, which are commonly referred to as “junk” bonds and are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These securities will be rated below investment grade at the time of investment by at least one NRSRO or deemed to be of comparable quality by the Adviser. The directly originated municipal securities in which the Fund invests generally will be unrated. In addition, certain of the corporate debt securities in which the Fund invests may be unrated. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their debt securities. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed by the Adviser to determine whether to purchase, hold or sell unrated debt securities.

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Variable- and Floating-Rate Securities. Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Fund may invest in floating-rate debt instruments and engage in credit spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every three to six months. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the market value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The Fund also may invest in inverse floating-rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.

When-Issued and Delayed-Delivery Securities. The Fund may purchase securities on a when-issued or delayed-delivery basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The prices of these securities are subject to market fluctuations. For debt securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and reflect the market prices of the securities when determining the Fund’s net asset value. At the time of settlement, a when-issued or delayed-delivery security may be valued below the amount of its purchase price.

In connection with these transactions, the Fund will earmark or maintain a segregated account with its custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities earmarked or held in the segregated account and/or from cash flow. When-issued and delayed-delivery transactions may allow the Fund to hedge against changes in interest rates.

Zero-Coupon Securities. Zero-coupon securities make no periodic interest payments but are sold at a discount from their face value. The purchaser recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as on market interest rates, the liquidity of the security and the issuer’s actual or perceived creditworthiness. Because zero-coupon securities bear no interest, their prices typically fluctuate more than the prices of other types of debt securities.

U.S. Government Obligations. The Fund may invest in U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.

Agency Obligations. The Fund may invest in agency obligations, such as obligations of the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Government National Mortgage Association, commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mac,” and the Student Loan Marketing Association (“SLMA”), commonly known as “Sallie Mae.” Some of these obligations, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.

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REITs

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income and gains distributed to shareholders provided they comply with the applicable requirements of the Code. The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

The Fund may be subject to certain risks associated with a REIT’s direct investment in real property and real estate-related loans. A REIT that invests in real estate-related loans may be affected by the quality of the credit extended, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties, interest rate risk, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for favorable tax treatment under the Code or its failure to maintain exemption from registration under the 1940 Act.

Mortgage and Asset-Backed Securities

The Fund may invest in mortgage-backed securities and asset-backed securities. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.

Mortgage-backed securities may be secured by mortgage loans on residential or commercial properties. Mortgage-backed securities in which the Fund may invest include those issued or guaranteed by federal agencies and/or U.S. government-sponsored instrumentalities, such as the Government National Mortgage Administration (“Ginnie Mae”), the Federal Housing Administration (“FHA”), the FNMA and the FHLMC as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. The Fund may also invest in mortgage-backed securities which are collateralized mortgage-backed securities structured on pools of mortgage pass-through certificates or mortgage loans issued or guaranteed by private entities and derivative multiple-class mortgage-backed securities. The Fund’s investments in asset-backed securities may be comprised of loans or leases secured by motor vehicles or other equipment, consumer receivables from sources such as credit cards or student loans, or cash flows from operating assets such as royalties and leases.

Payment of principal and interest on mortgage-backed securities and asset-backed securities are dependent upon the cash flows derived from or generated by the loans, leases or assets backing the securities, and, in certain cases, are supported by letters of credit, surety bonds or other credit enhancements.

The Fund may invest in mortgage-backed securities or asset-backed securities issued or guaranteed as to principal and interest by federal agencies and/or U.S. government-sponsored instrumentalities. Payment of principal and interest on these investments may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Investments in mortgage-backed securities and asset-backed securities carry interest rate risk like other debt securities. However, since the timing of principal payments on loans varies with changes in interest rates, they are also subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). Prepayment risk leads to foregoing future interest income on the portion of the principal repaid early, may result in the Fund reinvesting investment proceeds at lower interest rates, and if the Fund purchases or holds a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium in the event of prepayment. Extension risk from loans repaying principal later than expected may lock in a below-market interest rate for an extended period of time and amplify the decline in mortgage-backed securities and asset-backed securities market prices beyond the impact from the rise in interest rates alone. Other risks related to mortgage-backed securities or asset-backed securities include credit risk and possible illiquidity, as well as increased susceptibility to adverse market and economic developments.

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An unexpectedly high rate of defaults on the underlying loans and leases may lead to credit risk by limiting substantially the issuer’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in extreme cases rendering them worthless. The risk of such defaults is generally higher in the case of loans made to subprime borrowers. Subordinated securities are disproportionately affected by credit risk. If the Fund invests in mortgage-backed securities or asset-backed securities that are subordinated to other interests, the Fund may only receive payments after the obligations to other investors have been satisfied. During periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price.

Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Adviser purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities’ return to the Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are guaranteed as to timely payment of the principal and interest by Fannie Mae. Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions. The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by the Fund. Additionally, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans.

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These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage related securities, thereby resulting in a decrease in the value of such mortgage-related securities. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities.

These economic conditions may reduce the cash flow that the Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In addition, interest rate spreads for mortgage backed securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions. In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by the Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount.

Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which certain of the Fund may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities. As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by the Fund may experience further declines after they are purchased by the Fund.

The recent rise in the rate of foreclosures of properties has resulted in legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures. Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities. Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities.

The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain. Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by the Fund, and could adversely affect the yields on the mortgage related securities owned by the Fund and could have the effect of reducing returns to the Fund that has invested in mortgage-related securities collateralized by these residential mortgage loans.

Structured Investments

The Fund may invest in structured investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, on specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Certain issuers of structured investments may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Fund’s investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments.

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Unrated Debt Securities

The Fund may also invest in unrated debt securities and such securities may represent a significant portion of the Fund’s portfolio. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated debt securities.

Private Placements and Restricted Securities

The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions. Private placement securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale. They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange. While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value. Certain of the Fund’s investments may be placed in smaller, less seasoned issuers that present a greater risk due to limited product lines and/or financial resources. The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade. Additionally, the Fund could obtain material nonpublic information from the issuer of such securities that would restrict the Fund’s ability to conduct transactions in underlying securities.

Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in a limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. The Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement. Because of the limited market, the Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

Privately placed securities cannot be resold to the public unless they have been registered under the Securities Act or pursuant to an exemption, such as Rule 144A. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market. The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(a)(2) of the Securities Act.

Derivatives

The Fund may utilize a variety of derivatives contracts, such as futures, options, swaps and forward contracts, both for investment purposes and for hedging purposes. Hedging involves special risks including the possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s assessment of certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if hedging had not been used. Nonetheless, with respect to certain investment positions, the Fund may not be sufficiently hedged against market fluctuations, in which case an investment position could result in a loss greater than if the Adviser had been sufficiently hedged with respect to such position.

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The Adviser will not, in general, attempt to hedge all market or other risks inherent in the Fund’s positions, and may hedge certain risks, if at all, only partially. Specifically, the Adviser may choose not, or may determine that it is economically unattractive, to hedge certain risks, either in respect of particular positions or in respect of the Fund’s overall portfolio. Moreover, it should be noted that the Fund’s portfolio always will be exposed to unidentified systematic risk factors and to certain risks that cannot be completely hedged, such as credit risk (relating both to particular securities and counterparties).

Certain additional risk factors related to derivatives are discussed below:

Derivatives Risk. Under recently adopted rules by the CFTC, transactions in some types of interest rate swaps and index credit default swaps on North American and European indices will be required to be cleared. In a cleared derivatives transaction, the Fund’s counterparty is a clearing house (such as CME Clearing, ICE Clearing or LCH. Clearnet), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members, who are futures commission merchants that are members of the clearing houses and who have the appropriate regulatory approvals to engage in swap transactions. The Fund will make and receive payments owed under cleared derivatives transactions (including margin payments) through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

Counterparty Risk. Counterparty risk with respect to OTC derivatives may be affected by new regulations promulgated by the CFTC and SEC affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions will be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Clearing members are required to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, which may also invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member transfers to the clearing house the amount of margin required by the clearing house for cleared derivatives transactions, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. For commodities futures positions, the clearing house may use all of the collateral held in the clearing member’s omnibus account to meet a loss in that account, without regard to which customer in fact supplied that collateral. Accordingly, in addition to bearing the credit risk of its clearing member, each customer to a futures transaction also bears “fellow customer” risk from other customers of the clearing member. However, with respect to cleared swaps positions, recent regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing house that is attributable to each customer. Because margin in respect of cleared swaps must be earmarked for specific clearing member customers, the clearing house may not use the collateral of one customer. However, if the clearing member does not provide accurate reporting, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, a clearing member may generally choose to provide to the clearing house the net amount of variation margin required for cleared swaps for all of the clearing member’s customers in the aggregate, rather than the gross amount of each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default.

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Subsidiaries

If the Adviser determines it to be appropriate or necessary, the Fund may form one or more wholly owned subsidiaries in one or more jurisdictions (each, a “Subsidiary,” and together, the “Subsidiaries”), each of which would be treated as a corporation for U.S. federal income tax purposes. Any Subsidiary will share the same portfolio management team as the Fund. The Fund may invest either directly or indirectly through the Subsidiaries. The Fund will be the sole shareholder of any Subsidiary, and it is currently expected that shares of any Subsidiary will not be sold or offered to other investors.

The Fund may invest an aggregate of up to 25% of its total assets in Subsidiaries. The Fund typically expects to invest indirectly through the Subsidiaries if the Adviser believes it is desirable to do so to comply with the requirements for qualification as a RIC under the Code. The Fund initially anticipates investing in certain private clean energy-related issuers indirectly through the Subsidiaries.

The Subsidiaries will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or any jurisdiction in which a Subsidiary is formed could result in the Fund’s inability or the inability of the Subsidiaries to operate as described in the Prospectus and the statement of additional information and could adversely affect the Fund. The Board of Trustees will have oversight responsibility for the investment activities of the Fund, including the Fund’s investments in any Subsidiary, and the Fund’s role as the sole shareholder of any Subsidiary.

The assets of any Subsidiaries and the assets of the Fund, taken as a whole, will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. As a result, the Adviser, in managing any Subsidiary’s investment portfolio, will be subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of the valuation of any Subsidiary’s portfolio investments and shares of any Subsidiary.

Investment Company Securities

General. The Fund may invest in shares of other investment companies (each, an “Underlying Fund”), including open-end funds, closed-end funds, unit investment trusts and exchange-traded funds (“ETFs”), to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI. The Fund’s investment in other investment companies may include investment in other funds managed by the Adviser.

Under Sections 12(d)(1)(A) of the 1940 Act, the Fund and any companies controlled by the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of such Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. The Fund may exceed these limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs.

Acquired funds typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses as Fund shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Fund.

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Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until the Adviser determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisors to the registered investment companies in which the Fund invests are made independently of the Fund. At any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. As a result, under these circumstances the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.

Closed-End Funds. The Fund may invest in shares of closed-end funds. Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in the Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s).

Exchange-Traded Funds. The Fund may invest in ETFs. ETFs are pooled investment vehicles that generally seek to track the performance of specific indices. ETFs may be organized as open-end funds or as unit investment trusts. Their shares are listed on stock exchanges and can be traded throughout the day at market-determined prices.

An ETF generally issues index-based investments in aggregations of 50,000 shares known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the applicable index (the “Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the ETF’s portfolio securities since the last dividend payment by the ETF, net of expenses and liabilities, and (c) a cash payment or credit designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

Shares of ETFs are not individually redeemable, except upon termination of the ETF. To redeem shares of an ETF, an investor must accumulate enough shares of the ETF to reconstitute a Creation Unit. The liquidity of small holdings of ETF shares, therefore, will depend upon the existence of a secondary market for such shares. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of ETF shares is based upon (but not necessarily identical to) the value of the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of ETF shares is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for ETF shares is based on a basket of stocks. Disruptions in the markets for the securities underlying ETF shares purchased or sold by the Fund could result in losses on such shares. There is no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of any ETF will continue to be met.

Exchange Traded Notes (“ETNs”)

The Fund may invest in ETNs. An investment in an ETN involves risks, including possible loss of principal. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment and illiquidity. Additionally, the investor fee will reduce the amount of return on maturity or at redemption, and as a result the investor may receive less than the principal amount at maturity or upon redemption, even if the value of the relevant index has increased. An investment in an ETN may not be suitable for all investors.

Other Pooled Investment Vehicles

The Fund may invest in pooled investment vehicles, including limited partnerships. Examples of such vehicles include private equity funds and private equity funds of funds. A private equity fund generally invests in nonpublic companies that the fund’s manager believes will experience significant growth over a certain time period. A private equity fund of funds invests in other private equity funds of the type described. Investments in private equity funds, once made, typically may not be redeemed for several years, though they may be sold to other investors under certain circumstances.

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To the extent that the Fund invests in pooled investment vehicles, such investments may be deemed illiquid. In addition, the Fund will bear its ratable share of such vehicles’ expenses, including its management expenses and performance fees. Performance fees are fees paid to the vehicle’s manager based on the vehicle’s investment performance (or returns) as compared to some benchmark. The fees the Fund pays to invest in a pooled investment vehicle may be higher than the fees it would pay if the manager of the pooled investment vehicle managed the Fund’s assets directly. Further, the performance fees payable to the manager of a pooled investment vehicle may create an incentive for the manager to make investments that are riskier or more speculative than those it might make in the absence of an incentive fee.

Master Limited Partnerships (“MLPs”)

The Fund may invest in MLPs. An MLP is an entity receiving partnership taxation treatment under the Code and whose interests or “units” are traded on securities exchanges like shares of corporate stock. A typical MLP consists of a general partner and limited partners; however, some entities receiving partnership taxation treatment under the Code are established as limited liability companies. The general partner manages the partnership; has an ownership stake in the partnership, typically a 2% general partner equity interest and usually additional common units and subordinated units; and is typically eligible to receive an incentive distribution. The limited partners provide capital to the partnership, have a limited (if any) role in the operation and management of the partnership, and receive cash distributions. An MLP typically pays an established minimum quarterly distribution to common unit holders, as provided under the terms of its partnership agreement. Common units have arrearage rights in distributions to the extent that the MLP fails to make minimum quarterly distributions. Once the MLP distributes the minimum quarterly distribution to common units, subordinated units then are entitled to receive distributions of up to the minimum quarterly distribution, but have no arrearage rights. At the discretion of the general partners’ Boards of Trustees, any distributable cash that exceeds the minimum quarterly distribution that the MLP distributed to the common and subordinated units is then distributed to both common and subordinated units, typically on a pro rata basis. An incentive distribution to the general partner provides that as the distribution to limited partnership interests increases, the general partner may receive a proportionately larger share of the total distribution. Incentive distributions are designed to encourage the general partner, who controls and operates the partnership, to maximize the partnership’s cash flow and increase distributions to the limited partners.

Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Temporary Investments and Defensive Investments

The Fund may invest offering proceeds in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high-quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities. The Fund also may invest in these instruments on a temporary basis to meet working capital needs, including, but not limited to, for collateral in connection with certain investment techniques, to hold a reserve pending payment of distributions and to facilitate the payment of expenses and settlement of trades.

Under adverse market or economic conditions, the Fund may invest up to 100% of its total assets in these securities. The yield on these securities may be lower than the returns on equity securities or yields on lower rated debt securities. To the extent the Fund invests in these securities for defensive purposes, the Fund may not achieve its investment objective.

Cybersecurity Risk

Investment companies, such as the Fund, and its service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, the Fund’s custodian, or transfer agent, or intermediaries or other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. While the Fund and its service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cyber security attacks, such plans and systems have inherent limitations due in part to the ever-changing nature of technology and cyber security attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot control any cyber security plans or systems implemented by its service providers.

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Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value.

Management of the Fund

The Board of Trustees oversees the affairs of the Fund.

Trustees and Officers

The overall management of the business and affairs of the Fund is vested with its Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the agreements with the Adviser, co-administrators, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to its officers, except that the Adviser is responsible for making day-to-day investment decisions in accordance with the Fund’s investment objectives, strategies and policies, all of which are subject to general supervision by the Board.

The trustees, and officers of the Fund, their years of birth and positions with the Fund, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held during the past five years are listed in the table below.

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[d]	Other Public Company Trusteeships Held by Trustee During the Past Five Years
“Independent Trustees”
Charles H. Miller[a] (born 1947) Trustee	Since December 2019	Retired (2013–present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997–2012).	8	Investment Managers Series Trust, a registered investment company (includes 53 portfolios).

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Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[d]	Other Public Company Trusteeships Held by Trustee During the Past Five Years
Ashley ToomeyRabun [a] (born 1952) Trustee and Chairperson of the Board	Since December 2019	Retired (2016–present). President and Founder, InvestorReach, Inc. a financial services consulting firm (1996–2015).	8	Investment Managers Series Trust, a registered investment company (includes 53 portfolios) and Select Sector SPDR Trust, a registered investment company (includes 11 portfolios)
William H. Young[a] (born 1950) Trustee	Since December 2019	Retired (2014–present). Independent financial services consultant (1996–2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003–2006). Senior Vice President, Oppenheimer Management Company (1983–1996). Chairman NICSA, an investment management trade association (1993–1996).	8	Investment Managers Series Trust, a registered investment company (includes 53 portfolios).
John P. Zader[a] (born 1961) Trustee	Since December 2019	Retired (June 2014–present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund. (December 2006–June 2014). President, Investment Managers Series Trust (December 2007–June 2014).	8	Investment Managers Series Trust, a registered investment company (includes 53 portfolios) and Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Interested Trustees
Eric M. Banhazlb† (born 1957) Trustee	Since December 2019	Chairman (2016–present), and President (2006–2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007–March 2016). Chairman (2018–present), Foothill Capital Management, LLC, a registered investment adviser.	8	Investment Managers Series Trust, a registered investment company (includes 53 portfolios) and Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).

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Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[d]	Other Public Company Trusteeships Held by Trustee During the Past Five Years
Maureen Quilla* (born 1963) Trustee and President	Since December 2019	President, UMB Distribution Services (March 2013–present). EVP/Executive Director Registered Funds (January 2018–present), Chief Operating Officer (June 2014–January 2018), and Executive Vice President (January 2007–June 2014), UMB Fund Services, Inc. President (June 2014–present) and Vice President (December 2013–June 2014), Investment Managers Series Trust.	8	Investment Managers Series Trust, a registered investment company (includes 53 portfolios) and Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Officers of the Trust
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2019	Co-Chief Executive Officer (2016–present), and Vice President (2006 –2015), Mutual Fund Administration, LLC. Co-President (2018–present), Foothill Capital Management, LLC, a registered investment advisor.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since December 2019

Co-Chief Executive Officer (2016–present), and Vice President (2006 –2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007–March 2016). Co-President (2018–present), Foothill Capital Management, LLC, a registered investment advisor.

			N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since December 2019

Senior Counsel, Mutual Fund Administration, LLC (October 2015–present). Chief Compliance Officer (2018–2019), Foothill Capital Management, LLC, a registered investment advisor. Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010–2015).

			N/A	N/A
Martin Dziura[b] (born 1959) Chief Compliance Officer	Since December 2019	Principal, Dziura Compliance Consulting, LLC (October 2014–present). Managing Director, Cipperman Compliance Services (2010–September 2014). Chief Compliance Officer, Hanlon Investment Management (2009–2010). Vice President – Compliance, Morgan Stanley Investment Management (2000–2009).	N/A	N/A

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a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.

b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.

d	The term “Fund Complex” includes fund(s) managed by the Adviser or its affiliates under the Investment Manager Series Trust II.

†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Compensation

Each Independent Trustee receives from the Trust $1,000 for each regular meeting attended and $500 for each special meeting attended. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The Trustees may elect to defer payment of their compensation from the Fund(s) pursuant to the Trust’s non-qualified Deferred Compensation Plan for Trustees which permits the Trustees to defer receipt of all or part of their compensation from the Trust. Amounts deferred are deemed invested in shares of one or more series of the Trust, as selected by the Trustee from time to time. A Trustee’s deferred compensation account will be paid in cash at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan.

	Charles H. Miller, Independent Trustee, and Valuation Committee Chair[4]	Ashley Toomey Rabun, Independent Trustee and Chairperson	William H. Young, Independent Trustee and Audit Committee Chair	John P. Zader, Independent Trustee and Nominating Governance and Regulatory Review Committee Chair[4]
361 Social Infrastructure Fund[1]	$4,000	$4,000	$4,000	$4,000
Pension or Retirement Benefits Accrued as Part of Fund’s Expenses	---	---	---	---
Estimated Annual Benefits Upon Retirement	---	---	---	---
Total Compensation from Fund and Fund Complex Paid to Trustees [2,3]	$13,967	$15,578	$13,967	$13,967

[1]	Estimated annual compensation for the first fiscal year.

[2]	For the fiscal year ended October 31, 2019.

[3]	The term “Fund Complex” includes fund(s) managed by the Adviser or its affiliates under the Investment Manager Series Trust.

[4]	Messrs. Miller and Zader each elected to defer payment of their compensation from the Fund under the Trust’s non-qualified Deferred Compensation Plan for Trustees under which trustees may defer receipt of all or part of their compensation from the Fund. Amounts deferred are deemed invested in shares of one or more series of the Trust, as selected by the Trustee from time to time. A Trustee’s deferred compensation account will be paid in cash at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan. Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification. The total amount of deferred compensation payable from the Fund Complex to Messrs. Miller and Zader was $26,000 and $84,500 respectively as of October 31, 2019.

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Mr. Banhazl and Ms. Quill are not compensated for their service as Trustees because of their affiliation with the Trust’s service providers. Officers of the Trust are not compensated by the Fund for their services.

Additional Information Concerning the Board and the Trustees

The Trustees have the broad experience needed to oversee a registered investment company comprised of multiple series employing a variety of different investment strategies. As a group, the Board has extensive experience in many different aspects of the financial services and asset management industries.

The Trustees were selected to join the Board based upon the following factors, among others: character and integrity; willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; as to each Trustee other than Mr. Banhazl and Ms. Quill satisfying the criteria for not being classified as an “interested person” of the Trust as defined in the 1940 Act; and, as to Mr. Banhazl, his position with Mutual Fund Administration, LLC, one of the Trust’s co-administrators; and as to Ms. Quill, her position with UMB Fund Services, Inc., the other of the Trust’s co-administrators. In addition, the Trustees have the following specific experience, qualifications, attributes and/or skills relevant to the operations of the Trust:

●	Ms. Rabun has substantial senior executive experience in mutual fund marketing and distribution and serving in senior executive and board positions with mutual funds, including multiple series trusts similar to the Trust.

●	Mr. Miller has significant senior executive experience with respect to marketing and distribution of mutual funds, including multiple series trusts similar to the Trust.

●	Mr. Young has broad senior executive experience with respect to the operations and management of mutual funds and administrative service providers, including multiple series trusts similar to the Trust.

●	Mr. Banhazl has significant experience serving in senior executive and board positions for mutual funds and with respect to the organization and operation of mutual funds and multiple series trusts similar to the Trust.

●	Mr. Zader has substantial experience serving in senior executive positions at mutual fund administrative service providers.

●	Ms. Quill has substantial experience serving in senior executive positions at mutual fund administrative service providers.

In its periodic self-assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. The summaries set forth above as to the qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

The Board of Trustees has three standing committees: the Audit Committee, the Nominating, Governance and Regulatory Review Committee (the “Nominating Committee”), and the Valuation Committee.

●	The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the series’ annual audit and any matters bearing on the audit or the series’ financial statements and to assist the Board’s oversight of the integrity of the series’ pricing and financial reporting. The Audit Committee is comprised of all of the Independent Trustees and is chaired by Mr. Young. It does not include any Interested Trustees. The Audit Committee is expected to meet at least twice a year with respect to each series of the Trust.

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The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer.

●	The Nominating Committee is responsible for reviewing matters pertaining to composition, committees, and operations of the Board, as well as assisting the Board in overseeing matters related to certain regulatory issues. The Nominating Committee meets from time to time as needed. The Nominating Committee will consider trustee nominees properly recommended by the Trust’s shareholders. Shareholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Trust’s Secretary. The Independent Trustees comprise the Nominating Committee, and the Committee is chaired by Mr. Zader.

●	The function of the Valuation Committee is to recommend to the Board for its approval methodologies for valuing securities held by any series of the Trust for which current and reliable market quotations are not readily available; monitor prices determined by officers of the Trust pursuant to such methodologies; and approve fair valued security prices that are not determined pursuant to an approved methodology. The actions of the Valuation Committee are subsequently reviewed by the Board. The Valuation Committee is comprised of all the Trustees and is chaired by Mr. Miller, but action may be taken by any one of the Trustees. The Valuation Committee meets as needed.

Independent Trustees comprise 2/3 of the Board and Ashley Toomey Rabun, an Independent Trustee, serves as Chairperson of the Board. The Chairperson serves as a key point person for dealings between the Trust’s management and the other Independent Trustees. As noted above, through the committees of the Board the Independent Trustees consider and address important matters involving each series of the Trust, including those presenting conflicts or potential conflicts of interest. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its organization and leadership structure are appropriate in light of its fiduciary and oversight obligations, the special obligations of the Independent Trustees, and the relationship between the Interested Trustees and the Trust’s co-administrators. The Board also believes that its structure facilitates the orderly and efficient flow of information to the Independent Trustees from management.

Consistent with its responsibility for oversight of the Fund in the interests of shareholders, the Board among other things oversees risk management of the Fund’s investment programs and business affairs directly and through the Audit Committee. The Board has emphasized to the Adviser the importance of maintaining vigorous risk management programs and procedures.

The Fund faces a number of risks, such as investment risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. Under the overall supervision of the Board, the Adviser and other service providers to the Fund employs a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Trust’s Chief Compliance Officer (the “CCO”), the Adviser’s management, and other service providers (such as the Fund’s independent registered public accounting firm) make periodic reports to the Board or to the Audit Committee with respect to various aspects of risk management. The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s investment objective, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Fund Shares Beneficially Owned by Trustees

Because the Fund has not yet commenced operations, none of the trustees own Fund shares as of the date of this statement of additional information.

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Code of Ethics

The Fund and the Adviser each have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC at http://www.sec.gov, and may also be obtained after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Fund Policies”) on behalf of the Fund, which delegates the responsibility for voting the Fund’s proxies to the Adviser, subject to the Board’s continuing oversight. The Fund Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund. The Fund Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Voting Policies and Procedures (“Proxy Policies”) and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. See Appendix B for the Proxy Policies and the Fund Policies. The Fund Policies and the Proxy Policies are intended to serve as a guideline and to further the economic value of each security held by the Fund. The Fund’s Chief Compliance Officer (“CCO”) will review the Fund Policies and the Proxy Policies annually. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

If a proxy proposal raises a material conflict between the Adviser’s or its affiliates interests and the Fund’s interests, the Adviser will resolve the conflict by following the Adviser’s or policy guidelines or the recommendation of an independent third party.

The Fund is required to annually file Form N-PX, which lists a Fund’s complete proxy voting record for the 12-month period ending June 30 of each year. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-888-735-7443 (888-735-SIIF) and on the SEC’s website at http://www.sec.gov.

Because the Fund invests primarily in debt securities, it is not expected to vote proxies on a regular basis.

Investment Advisory and Other Services

The Adviser

The Fund will enter into an investment advisory agreement with 361 Infrastructure Partners, LLC, a registered investment adviser, pursuant to which it will serve as the Fund’s investment adviser (the “Advisory Agreement”).

The principal business address of the Adviser is 4600 South Syracuse Street, Denver, Colorado 80237. The Adviser is wholly-owned by 361 Capital LLC (the Adviser together with 361 Capital LLC, “361 Capital”). Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Adviser provides the Fund with such investment advice and supervision, as it deems necessary for the proper supervision of the Fund’s investments. The Adviser also continuously monitors and maintains the Fund’s investment criteria and determines from time to time what securities may be purchased by the Fund.

The Adviser also serves as investment adviser to private funds. As of November 30, 2019 the Adviser and its affiliates managed discretionary client assets valued at approximately $1.53 billion and did not manage any client assets on a non-discretionary basis.

In addition to portfolio management services, the Adviser is obligated to supply the Board and officers with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. Under the Advisory Agreement, the Fund pays the Adviser quarterly, as compensation for the services rendered by it, a fee equal on an annual basis to 1.25% of the Fund’s average daily Managed Assets. Managed Assets means the Fund’s total assets minus the sum of accrued liabilities other than (1) debt entered into for the purpose of leverage and (2) the aggregate liquidation preference of any outstanding preferred shares (“Managed Assets”).

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Because the fee paid to the Adviser is determined on the basis of the Fund’s Managed Assets, the Adviser’s interest in determining whether the Fund should incur additional leverage will conflict with the Fund’s interests. The Fund’s average daily Managed Assets are determined for the purpose of calculating the management fee by taking the average of the daily determinations of Managed Assets during a given calendar quarter. The fees are payable for each calendar quarter within five days after the end of that quarter.

The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with SEC Form N-2), leverage interest, taxes, dividend and interest expenses on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.00% of the average daily net assets of the Fund's Institutional Class I Shares. This agreement is in effect until February 28, 2021, and it may be terminated before that date only by the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

The Fund will bear all expenses not specifically assumed by the Adviser incurred in the Fund’s operations and will bear the expenses of all future offerings. Expenses the Fund bears include, but are not limited to, the following: (i) fees payable to the Adviser pursuant to the Advisory Agreement; (ii) the cost (including brokerage commissions, transaction fees or charges, if any) incurred in connection with purchases and sales of the Fund’s portfolio securities and other investments and any losses in connection therewith; (iii) expenses of organizing the Fund; (iv) filing fees and expenses relating to registering and qualifying and maintaining the registration and qualification of the Fund’s shares for sale under federal and state securities laws; (v) the Fund’s share of compensation, fees and reimbursements paid to the Fund’s noninterested Trustees; (vi) fees or expenses of custodians, transfer agents, registrars, independent pricing vendors or other service providers (except sub-advisors); (vii) legal and accounting expenses, including costs for local representation in the Fund’s jurisdiction of organization and fees and expenses of special counsel, if any, for the Fund’s non-interested Trustees; (viii) all federal, state and local taxes (including stamp, excise, income and franchise taxes) and the preparation and filing of all returns and reports in connection therewith; (ix) cost of certificates, if any, and delivery to purchasers; (x) expenses of preparing and filing reports with federal and state regulatory authorities; (xi) the Fund’s share of expenses of shareholders’ meetings, meetings of the Board or any committee thereof, and other meetings of the Fund; (xii) expenses of preparing, printing and distributing proxy statements (unless otherwise agreed to by the Fund and the Adviser); (xiii) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (xiv) any costs, expenses or losses arising out of any liability of or claim for damage or other relief asserted against the Fund for violation of any law; (xv) expenses of preparing, typesetting, printing and distributing prospectuses and statements of additional information and any supplements thereto, and reports, statements, notices and dividends to the Fund’s shareholders and prospective shareholders; (xvi) shareholder servicing fees; (xvii) interest; (xviii) governmental fees; (xix) costs, including interest expenses and loan commitment fees, of borrowing money; (xx) website costs; (xxi) the Fund’s share of compensation, fees and expenses of the Fund’s chief compliance officer and any employees of the Fund; (xxii) audit fees; (xxiii) fees and expenses in connection with repurchase offers and any repurchases of Fund shares; and (xxiv) the Fund’s share of litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, expenses relating to the Fund’s obligation to indemnify others.

The Advisory Agreement has a term ending two years from its effective date and may be continued from year to year thereafter as provided in the 1940 Act. The Advisory Agreement will be submitted to the Board of Trustees for renewal each year following its initial term. The Advisory Agreement will continue from year to year, provided such continuance is approved by a majority of the Board or by vote of the holders of a majority of the Fund’s outstanding voting securities. In addition, the Advisory Agreement must be approved annually by vote of a majority of the Independent Trustees. The Advisory Agreement provides that it may be terminated by the Fund at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Adviser, provided that the termination is directed by either a vote of the majority of the Board of Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it may be terminated by the Adviser at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Fund. The Advisory Agreement also provides that it will automatically terminate in the event of an “assignment” (as defined in the 1940 Act).

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Investment Committee

The Fund is managed by the Investment Committee of the Adviser consisting of Tom Florence, Chad Greenberg, Mark Jaeger, Jay Paonessa and John Riddle. The Investment Committee’s purpose is to oversee the acquisition and ongoing management of assets of the Fund. The Investment Committee meets on a regular basis to review investment policy and portfolio guidelines, review current portfolio holdings, and evaluate new investment opportunities. All investment decisions are made by the Investment Committees for the Fund. Biographical information for the members of the Investment Committee is set forth in the Prospectus under the heading “Management of the Fund—Portfolio Managers.”

The following table provides information about the number of and total assets in other accounts managed on a day-to-day basis by each member of the Investment Committee as of November 30, 2019.

Name of Manager	Number of Accounts	Total Assets of Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Fee Total Assets of Accounts Paying a Performance Fee
Tom Florence
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$1.00	0	$0
Other accounts	0	$0	0	$0
John R. Riddle, CFA
Registered investment companies	5	$456.98	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	130	$174.90	0	$0
Chad Greenberg, CPA/PFS
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$1.00	0	$0
Other accounts	0	$0	0	$0
Mark Jaeger, CFA, CPA
Registered investment companies	3	$282.67	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	130	$174.90	0	$0
Jay Paonessa, CPA
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Each member of the Investment Committee receives a fixed base salary from the Adviser. In addition, each member of the Investment Committee shares in the profitability of 361 Capital LLC from his equity ownership of the firm. The portfolio managers’ compensation arrangements are not determined on the basis of specific funds or accounts managed. Because the Fund has not commenced operations, no member of the Investment Committee beneficially owns any security issued by the Fund as of the date of this statement of additional information.

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Conflicts of Interest

Sustainability Partners is a leading provider of infrastructure solutions. 361 Capital serves as investment adviser to various alternative investment products. 361 Capital and Sustainability Partners are working together to develop financing solutions to deferred maintenance issues in the social infrastructure sector and currently have, and may in the future have, various business relationships. Currently, Sustainability Partners receives certain revenue sharing payments from 361 Capital with respect to investment products not including the Fund. Mr. Florence has served on a non-voting advisory board of Sustainability Partner since September 2017. Mr. Florence owns voting interests in Sustainability Partners of less than 2%, which interests are entitled to a preferred return. Mr. Greenberg own non-voting equity interests in Sustainability Partners, which represent less than 1% of equity interests in the aggregate and are subject to vesting requirements. These relationships can create certain conflicts of interest by creating an incentive for 361 Capital and its principals to invest in projects of Sustainability Partners over other types of investments, as well as creating a disincentive to take actions that are adverse to Sustainability Partners such as upon a default.

In addition, actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. It is possible that conflicts of interest may arise in connection with the Investment Committee’s management of the Fund’s investments on the one hand and the investments of other accounts or vehicles for which the Investment Committee is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Adviser. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Adviser strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments, it is the policy of the Adviser to allocate investment ideas pro rata to all accounts with the same primary investment objective.

The goal of the Adviser is to provide high-quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the foregoing conflicts.

Portfolio Transactions

Execution of Portfolio Transactions

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases of portfolio securities for the Fund will generally be made directly from issuers or from underwriters. Purchases from underwriters may include a concession paid by the issuer to the underwriter. The purchases and sales of securities on exchanges or in the over-the-counter market will generally be executed by using a broker for the transaction.

Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund is trading unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the broker-dealer involved, the risk in positioning the block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement, to be useful in varying degrees, but of indeterminable value.

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While it is the Fund’s general policy to seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts that may be managed or advised by the Adviser. Nevertheless, it is possible that at times, identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client accounts in the same issuer may vary and the holding period may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time as the Adviser’s other client accounts.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The brokers may also supply the Fund with research, statistical and other services.

Portfolio Turnover

The Fund’s annual portfolio turnover rate may vary greatly from year to year. The Fund may engage in frequent and active trading of portfolio securities, but does not intend to do so under normal conditions. The Fund expects to maintain a relatively low turnover rate following the investment of the initial proceeds of this offering in accordance with its investment strategy.

Control Persons

A control person is a person who owns, either directly or indirectly, beneficially more than 25% of the voting securities of a company. Such person may be able to determine or significantly influence the outcome of matters submitted to a vote of the Fund’s shareholders. Immediately prior to the commencement of this offering the Fund could be deemed to be under the control of Adviser, which has voting authority with respect to all of the outstanding interests in the Fund.

Determination of Net Asset Value

The Fund’s procedure for determining the net asset value of its shares is described in the Prospectus under the heading “Determination of Net Asset Value.”

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Material U.S. Federal Income Tax Considerations

The following discussion is a general summary of material U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion reflects applicable U.S. federal income tax laws as of the date of the Prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal income, estate, gift, state, local or foreign tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the specific tax consequences to them of investing in the Fund, including applicable federal, state, local and foreign tax consequences to them or the effect of possible changes in tax laws.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status, such as a financial institution, REIT, insurance company, regulated investment company (a “RIC”), individual retirement account, other tax-exempt organization, dealer in securities or currencies, person holding shares of the Fund as part of a hedging, integrated or conversion transaction, or a constructive sale or straddle, trader in securities that has elected the mark-to-market method of accounting for its securities, investor with “applicable financial statements” within the meaning of section 451(b) of the Internal Revenue Code of 1986, as amended (the “Code”), U.S. holder (as defined below) whose functional currency is not the U.S. dollar or Non-U.S. holder. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes that the Fund’s shares are held by U.S. holders and that such shares are held as capital assets.

A “U.S. holder” is a beneficial owner that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

A “Non-U.S. holder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. holder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally will depend upon the status of the partner and the activities of the partnership. The discussion below may not be applicable to investors who are a partner in a partnership holding Fund shares. Such investors should consult their own tax adviser regarding the tax consequences of investing in the Fund.

Taxation of the Fund

The Fund intends to elect to be treated as, and to qualify each year for the special tax treatment afforded, a RIC under Subchapter M of the Code. As long as the Fund meets certain requirements that govern the Fund’s source of income, diversification of assets and distribution of earnings to shareholders, the Fund will not be subject to U.S. federal income tax on income distributed (or treated as distributed, as described below) to its shareholders. With respect to the source of income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (1) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (2) net income derived from interests in qualified publicly traded partnerships. A qualified publicly traded partnership is generally defined as a publicly traded partnership under section 7704 of the Code, but it does not include a publicly traded partnership if 90% or more of its gross income is described in clause (1) above. For purposes of the income test, if the Fund holds an equity interest in a partnership that is not a qualified publicly traded partnership, the Fund will be treated as receiving directly its share of the gross income of such partnership.

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With respect to the diversification of assets requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (1) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and that are determined to be engaged in the same, similar or related trades or businesses or the securities of one or more qualified publicly traded partnerships.

If the Fund qualifies as a RIC and distributes to its shareholders at least 90% of the sum of (1) its “investment company taxable income,” as that term is defined in the Code (which includes, among other items, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (2) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates on the amount retained. The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest and net capital gain. Under the Code, the Fund generally will also be subject to a nondeductible 4% federal excise tax on the undistributed portion of its ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (1) 98% of the Fund’s ordinary income (computed on a calendar year basis), (2) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31), and (3) certain amounts from previous years to the extent such amounts have not been treated as distributed or been subject to tax under Subchapter M of the Code. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal conditions, does not currently expect to be subject to this excise tax. In addition, a domestic Subsidiary generally will be subject to U.S. federal income tax at regular corporate rates on its taxable income, which taxes (and any other taxes borne by Subsidiaries) would adversely affect the returns from investments held through the Subsidiaries.

The Fund may invest a portion of its assets in MLPs. Net income derived from an interest in a qualified publicly traded partnership, which generally includes MLPs, is included in the sources of income from which a RIC must derive 90% of its gross income. The Fund intends to invest only in MLPs that will constitute qualified publicly traded partnerships for purposes of the RIC rules.

Failure to Qualify as a RIC

If the Fund fails to qualify as a RIC in any taxable year, it will be taxed in the same manner as an ordinary corporation on its taxable income and distributions to the Fund’s shareholders will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would be taxed to shareholders as dividend income. Such distributions would generally be eligible for the dividends received deduction available to corporate shareholders, and noncorporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholder’s tax basis in his, her or its Fund shares, and any remaining distributions would be treated as a capital gain. Current earnings and profits are generally treated, for federal income tax purposes, as first being used to pay distributions on preferred shares and then to the extent remaining, if any, to pay distributions on common shares. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify as a RIC that are recognized within the subsequent five years, unless the Fund made an election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

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Taxation of Certain Fund Investments

Certain Debt Instruments

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income, including such income it is required to accrue, in order to qualify as a RIC and (with respect to its ordinary income and capital gain) avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances in order to generate cash, or it may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Fund may acquire debt securities that are market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary taxable income to the extent of the accrued market discount unless the Fund elects to include the market discount in taxable income as it accrues.

The Fund’s investment in lower-rated or unrated debt securities may present tax risks for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

The Fund expects that it will invest less than 50% of its total assets in municipal securities. As a result, the Fund does not expect to be eligible to pay “exempt-interest dividends” to its shareholders, and interest on municipal securities will be taxable to shareholders of the Fund when received as a distribution from the Fund. In addition, gains realized by the Fund on the sale or exchange of municipal securities will be taxable to shareholders of the Fund when distributed to them.

Other Considerations

The application of certain requirements for qualification as a RIC and the application of certain other federal income tax rules may be unclear in some respects in connection with certain investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of certain investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a RIC and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain investments in the future.

Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (1) convert distributions that would otherwise constitute qualified dividend income into ordinary income taxed at the higher rate applicable to ordinary income, (2) treat distributions that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment, (3) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (4) convert long-term capital gain into short-term capital gain or ordinary income, (5) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (6) cause the Fund to recognize income or gain without a corresponding receipt of cash, (7) adversely affect the time as to when a purchase or sale of shares or securities is deemed to occur, (8) adversely alter the characterization of certain complex financial transactions, and (9) produce income that will not be included in the sources of income from which a RIC must derive at least 90% of its gross income each year. While it may not always be successful in doing so, the Fund will seek to avoid or minimize any adverse tax consequences of its investment practices.

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Generally, the character of the income or capital gains that the Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as RICs. However, to the extent that another investment company that qualifies as a RIC realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

The Fund may invest to a limited degree in MLPs that are treated as qualified publicly traded partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership is included in the sources of income from which a RIC must derive 90% of its gross income. However, under the diversification requirements under Subchapter M of the Code, no more than 25% of the value of a RIC’s total assets at the end of each fiscal quarter may be invested in securities of qualified publicly traded partnerships. If an MLP in which the Fund invests is taxed as a partnership for federal income tax purposes, the Fund will be taxable on its allocable share of the MLP’s income regardless of whether the Fund receives any distribution from the MLP. Thus, the Fund may be required to sell other securities in order to satisfy the distribution requirements to qualify as a RIC and to avoid federal income and excise taxes. Distributions to the Fund from an MLP that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the MLP. If the Fund’s basis is reduced to zero, distributions will generally constitute capital gain for federal income tax purposes.

The Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) and qualified publicly traded partnership income are eligible for a 20% U.S. federal income tax deduction in the case of individuals, trusts and estates. If the Fund receives qualified REIT dividends, it may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from the Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If the Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITs may be entitled to the deduction. Unlike qualified REIT dividend income, a RIC currently cannot pass through to its shareholders the special character of qualified publicly traded partnership income that would be eligible for the 20% deduction. It is uncertain whether future legislation or other guidance will enable a RIC to pass the special character of such income through to its shareholders. As a result, a shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified publicly traded partnership income while direct investors in MLPs or other publicly traded partnerships may be entitled to the deduction.

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”), or such REITs themselves may constitute TMPs. Under a notice issued by the IRS, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice provides that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

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For federal income tax purposes, each foreign Subsidiary will be treated as a controlled foreign corporation (“CFC”) and the Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund will be required to include in gross income for federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all or a substantial portion of each foreign Subsidiary’s income will be “subpart F income.” The Fund’s recognition of a Subsidiary’s “subpart F income” will increase the Fund’s basis in its shares of the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s basis in its shares of the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. Therefore, the Fund’s investment in a Subsidiary may cause the Fund to realize more ordinary income than would be the case if the Fund invested directly in the investments held by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset other income earned by the Fund.

As noted above, to qualify as a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain specified sources. The IRS has issued regulations under which the subpart F income of a RIC attributable to the RIC’s investment in a CFC is qualifying income to the RIC to the extent that such income is derived with respect to the RIC’s business of investing in stock, securities or currencies. The Fund expects its subpart F income attributable to its investment in a Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies. Accordingly, the Fund expects its subpart F income attributable to its investment in a Subsidiary to be treated as qualifying income. The IRS, however, may assert that the Fund's income attributable to a Subsidiary is not qualifying income. In such a case, the Fund could fail to qualify as a RIC, could be limited in its ability to implement its current investment strategies and may need to significantly change its investment strategies, which could adversely affect the Fund.

Recent tax legislation commonly referred to as the Tax Cuts and Jobs Act of 2017 provides a limitation on the deductibility of business interest. Generally, the provision limits the deduction for net business interest expenses to 30% of a taxpayer’s adjusted taxable income. The deduction for interest expenses is not limited to the extent of any business interest income, which is interest income attributable to a trade or business and not investment income. The IRS has issued proposed regulations clarifying that all interest expense and interest income of a RIC is treated as properly allocable to a trade or business for purposes of the limitation on the deductibility business interest. As a result, this limitation may impact the Fund’s ability to use leverage (e.g., borrow money, issue debt securities, etc.).

Taxation for U.S. Stockholders

Assuming the Fund qualifies as a RIC, distributions paid to you by the Fund from its investment company taxable income generally will be taxable to you as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional stock. A portion of such distributions (if designated by the Fund) may qualify (1) in the case of corporate shareholders, for the dividends received deduction under section 243 of the Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from certain entities, including REITs, or (2) in the case of individual shareholders, as qualified dividend income eligible to be taxed at the federal income tax rates applicable to net capital gain under section 1(h)(11) of the Code to the extent that the Fund receives qualified dividend income, and provided in each case that certain holding period and other requirements are met at both the Fund and shareholder levels. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (for example, generally, if the issuer is incorporated in a possession of the United States or in a country with a qualified comprehensive income tax treaty with the United States, or if the stock with respect to which such dividend is paid is readily tradeable on an established securities market in the United States). To be treated as qualified dividend income, the shareholder must hold the stock paying otherwise qualifying dividend income more than sixty (60) days during the 121-day period beginning sixty (60) days before the ex-dividend date (or, in the case of certain preferred stock, more than ninety (90) days during the 181-day period beginning ninety (90) days before the ex-dividend date). A shareholder’s holding period may be reduced for purposes of this rule if the shareholder engages in certain risk reduction transactions with respect to the shares. A qualified foreign corporation generally excludes any foreign corporation that, for the taxable year of the corporation in which the dividend was paid or the preceding taxable year, is a passive foreign investment company or that is a surrogate foreign corporation that is not treated as a domestic corporation under section 7874(b) of the Code. The Fund does not expect that a significant portion of its distributors will be eligible for qualified dividend income treatment or the dividends received deduction. Distributions made to you from an excess of net long-term capital gain over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to you but retained by the Fund, will be taxable to you as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time you have owned shares of the Fund.

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Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated by you, first, as a tax-free return of capital, which is applied against and will reduce the adjusted basis of your shares and, after such adjusted basis is reduced to zero, generally will constitute capital gain to you. After the close of its taxable year, the Fund will provide you with information on the federal income tax status of the dividends and distributions you received from the Fund during the year.

The Fund intends in general to apportion items of tax preference for purposes of the alternative minimum tax in the same proportion that dividends (other than capital gain dividends) paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction). For shareholders subject to the alternative minimum tax, this may affect the shareholders’ alternative minimum tax liability.

Sales and other dispositions of the Fund’s shares generally are taxable events. You should consult your own tax adviser with reference to your individual circumstances to determine whether any particular transaction in the Fund’s shares is properly treated as a sale or exchange for federal income tax purposes and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund generally will result in capital gain or loss to you, equal to the difference between the amount realized and your adjusted basis in the shares sold or exchanged (taking into account any reductions in such basis resulting from prior returns of capital), and will be long-term capital gain or loss if your holding period for the shares is more than one (1) year at the time of sale. Any loss upon the sale or exchange of shares held for six (6) months or less will be treated as long-term capital loss to the extent of any capital gain dividends you received (including amounts credited as an undistributed capital gain dividend) with respect to such shares. A loss you realize on a sale or exchange of shares of the Fund generally will be disallowed if you acquire other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or other substantially identical stock or securities within a 61-day period beginning thirty (30) days before and ending thirty (30) days after the date that you dispose of the shares. In such case, the basis of the stock or securities acquired will be adjusted to reflect the disallowed loss. Present federal income law taxes both long-term and short-term capital gain of corporations at the same rate applicable to ordinary income. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at the long-term capital gain rates. Capital losses are subject to certain limitations.

For purpose of determining (1) whether the annual distribution requirement to maintain RIC status is satisfied for any year and (2) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a distribution that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the distribution in the taxable year in which the distribution is made. However, if the Fund pays you a distribution in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such distribution will be treated for federal income tax purposes as being paid by the Fund and received by you on December 31 of the year in which the distribution was declared. A shareholder may elect not to have all distributions automatically reinvested in Fund shares pursuant to the Fund’s Automatic Dividend Reinvestment Plan. If a shareholder elects not to participate in the Plan, such shareholder will receive distributions in cash. For taxpayers subject to U.S. federal income tax, all distributions generally will be taxable, as discussed above, regardless of whether a shareholder takes them in cash or they are reinvested pursuant to the Plan in additional shares of the Fund.

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If a shareholder’s distributions are automatically reinvested pursuant to the Plan, for U.S. federal income tax purposes, the shareholder generally will be treated as having received a taxable distribution in the amount of the cash dividend that the shareholder would have received if the shareholder had elected to receive cash. Under certain circumstances, however, if a shareholder’s distributions are automatically reinvested pursuant to the Plan and the Plan Agent invests the distribution in newly issued shares of the Fund, the shareholder may be treated as receiving a taxable distribution equal to the fair market value of the shares the shareholder receives.

The Fund intends to distribute substantially all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (1) will be required to include in income as long-term capital gain their proportionate shares of such undistributed amount and (2) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the basis of the shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

The repurchase of Common Shares through a periodic repurchase offer will be a taxable transaction for U.S. federal income tax purposes, either as a “sale or exchange,” or under certain circumstances, as a “dividend.” In general, the transaction should be treated as a sale or exchange of shares if the receipt of cash (1) is “substantially disproportionate” with respect to the shareholder, (2) results in a “complete redemption” of the shareholder’s interest, or (3) is “not essentially equivalent to a dividend” with respect to the shareholder. A “substantially disproportionate” distribution generally requires a reduction of at least 20% in the shareholder’s proportionate interest in the Fund and also requires the shareholder to own less than 50% of the voting power of all classes of the Fund entitled to vote immediately after the repurchase. A “complete redemption” of a shareholder’s interest generally requires that all shares of the Fund owned by such shareholder be disposed of. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s proportionate interest in the Fund, which should result if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his, her or its proportionate interest in the Fund. In determining whether any of these tests has been met, any Fund shares actually owned, as well as shares considered to be owned by the shareholder by reason of certain constructive ownership rules set forth in section 318 of the Code, generally must be taken into account. If the repurchase of your Common Shares meets any of these three tests for “sale or exchange” treatment, you will recognize gain or loss equal to the difference between the amount of cash and the fair market value of other property received pursuant to the repurchase and the adjusted basis of the Common Shares sold.

If none of the tests described above are met with respect to a repurchase, you may be treated as having received, in whole or in part, a dividend, return of capital or capital gain, depending on (1) whether there are sufficient current and accumulated earnings and profits to support dividend treatment and (2) your basis in the relevant Common Shares. In such case, the basis in the Common Shares tendered to the Fund will be transferred to any remaining Common Shares held by you in the Fund.

If a sale of Common Shares pursuant to a repurchase offer is treated as a “dividend” to a tendering stockholder under the rules discussed above, a constructive dividend under certain provisions of the Code may result to other shareholders of the Fund whose proportionate interests in the earnings and profits or assets of the Fund has been increased as a result of such tender.

Backup Withholding

The Fund is required in certain circumstances to backup withhold at a current rate of 28% on distributions and certain other payments paid to certain holders of the Fund’s shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, their Social Security number) and certain certifications or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

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Medicare Tax

An additional 3.8% tax is imposed on the net investment income of certain individuals with a modified adjusted gross income of over $200,000 ($250,000 in the case of joint filers) and on the undistributed net investment income of certain estates and trusts. For these purposes, “net investment income” generally will include interest, dividends, annuities, royalties, rent, net gain attributable to the disposition of property not held in a trade or business (including net gain from the sale, exchange or other taxable disposition of shares of the Fund) and certain other income, but will be reduced by any deductions properly allocable to such income or net gain. Thus, certain of the Fund’s taxable distributions including constructive distributions, and gains on the sale of its shares by shareholders may be subject to this additional tax.

Independent Registered Public Accounting Firm

[●], serves as the Fund’s independent registered public accounting firm.  [●] provides audit and audit-related services, tax return preparation and assistance and consultation in connection with review of the Fund’s filings with the SEC.

Other Service Providers

Pursuant to a Co-Administration Agreement (the “Co-Administration Agreement”), UMB Fund Services, Inc. (“UMBFS”), 235 West Galena Street, Milwaukee, Wisconsin 53212, and Mutual Fund Administration, LLC (“MFAC” and together with UMBFS, the “Co-Administrators”), 2220 E. Route 66, Suite 226, Glendora, California 91740, act as co-administrators for the Fund. The Co-Administrators provide certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Fund of all documents required to be filed for compliance with applicable laws and regulations including those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; arranging for the maintenance of books and records of the Fund; and providing, at their own expense, office facilities, equipment and personnel necessary to carry out their duties. In this capacity, the Co-Administrators do not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. The Co-Administration Agreement provides that neither Co-Administrator shall be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its series, except for losses resulting from a Co-Administrator’s willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

As compensation for their services, the Fund pays the Co-Administrators a fee for administration services. The fee is payable monthly based on the Fund’s average daily net assets.

UMBFS. also acts as the Fund’s fund accountant, transfer agent and dividend disbursing agent pursuant to separate agreements.

UMB Bank, n.a. (the “Custodian”), an affiliate of UMBFS, is the custodian of the assets of the Fund pursuant to a custody agreement between the Custodian and the Fund, whereby the Custodian provides services for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1010 Grand Boulevard, Kansas City, Missouri 64106. The Custodian does not participate in decisions pertaining to the purchase and sale of securities by the Fund.

Vedder Price, P.C., 222 North LaSalle Street, Chicago, Illinois 60601 serves as legal counsel to the Trust.

Paul Hastings LLP, 101 California Street, 48th Floor, San Francisco, California 94111, serves as legal counsel to the Independent Trustees.

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Additional Information

A registration statement on Form N-2, including amendments thereto, relating to the common shares offered hereby, has been filed by the Fund with the SEC. The Prospectus and this statement of additional information do not contain all of the information set forth in the registration statement, including exhibits and schedules thereto. Please refer to the registration statement for further information with respect to the Fund and the offering of its securities. Statements contained in the Prospectus and this statement of additional information as to the contents of any contract or other document are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference. Copies of the registration statement or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC.

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Report of Independent Registered Public Accounting Firm

[TO BE PROVIDED BY AMENDMENT]

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Financial Statements

[TO BE PROVIDED BY AMENDMENT]

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APPENDIX A

Ratings of Investments

S&P Global Ratings—A brief description of the applicable S&P Global Ratings, a business unit of Standard & Poor’s Financial Services LLC (“Standard & Poor’s” or “S&P”), rating symbols and their meanings (as published by S&P) follows:

An S&P Global Ratings issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based in varying degrees, on S&P Global Ratings’ the following considerations:

1.       the likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.       the nature and provisions of the financial obligation, and the promise imputed; and

3.       the protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA

An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A

An obligation rated ‘”A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “B”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC

An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC

An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D

An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the due date, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.

Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B

A short-term obligation rated “B” is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C

A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D

A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.

Moody’s Investors Service, Inc.—A brief description of the applicable Moody’s Investors Service, Inc. (“Moody’s”) rating symbols and their meanings (as published by Moody’s) follows:

Global Long-Term Rating Scale

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

A

Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

U.S. Municipal Short-Term Obligation Ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

U.S. Municipal Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings, Inc.—A brief description of the applicable Fitch Ratings, Inc. (“Fitch”) ratings symbols and meanings (as published by Fitch) follows:

Long-Term Credit Ratings

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB

Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B

Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC

Substantial credit risk. Default is a real possibility.

CC

Very high levels of credit risk. Default of some kind appears probable.

C

Exceptionally high levels of credit risk. Default appears imminent or inevitable.

D

Default. Indicates a default. Default generally is defined as one of the following:

●	Failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

●	bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

●	distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” National Rating category, or categories below “CCC”.

Specific limitations relevant to the structured, project and public finance obligation rating scale include:

●	The ratings do not predict a specific percentage of default likelihood or failure likelihood over any given time period.

●	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

●	The ratings do not opine on the liquidity of the issuer’s securities or stock.

●	The ratings do not opine on the possible loss severity on an obligation should an issuer (or an obligation with respect to structured finance transactions) default except in the following cases:

●	Ratings assigned to individual obligations of issuers in corporate finance, banks, non-bank financial institutions, insurance and covered bonds.

●	In limited circumstances for U.S. public finance obligations where Chapter 9 of the Bankruptcy Code provides reliably superior prospects for ultimate recovery to local government obligations that benefit from a statutory lien on revenues or during the pendency of a bankruptcy proceeding under the Bankruptcy Code if there is sufficient visibility on potential recovery prospects.

●	The ratings do not opine on any quality related to a transaction’s profile other than the agency’s opinion on the relative vulnerability to default of an issuer and/or of each rated tranche or security.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader’s convenience.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

F1

Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3

Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B

Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C

High short-term default risk. Default is a real possibility.

RD

Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically, applicable to entity ratings only.

D

Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Notes to Long-term and Short-term ratings:

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

“NR” indicates that Fitch does not rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

“Rating Watch”: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating that a rating could stay at its present level or potentially be upgraded, “Negative”, to indicate that the rating could stay at its present level or potentially be downgraded, or “Evolving”, if ratings may be raised, lowered or affirmed. However, ratings can be raised or lowered without being placed on Rating Watch first.

Rating Outlook: Rating Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached or been sustained the level that would cause a rating action, but which may do so if such trends continue. A Positive Rating Outlook indicates an upward trend on the rating scale. Conversely, a Negative Rating Outlook signals a negative trend on the rating scale. Positive or Negative Rating Outlooks do not imply that a rating change is inevitable, and similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as “Evolving.”

Appendix B

INVESTMENT MANAGERS SERIES TRUST

361 Social Infrastructure Fund

PROXY VOTING POLICIES AND PROCEDURES

Investment Managers Series Trust is registered as an open-end investment company and 361 Social Infrastructure Fund (each, a “Trust”) is a closed-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each, a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisors

The Board believes that the investment advisor of each Fund (each, an “Advisor” and, collectively, the “Advisors”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust will therefore defer to, and rely on, the Advisor of each Fund to make decisions on how to cast proxy votes on behalf of such Fund. An Advisor may delegate this responsibility to a Fund’s Sub-Advisor(s).

The Trust hereby designate the Advisor of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Advisor shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Advisor will perform these duties in accordance with the Advisor’s proxy voting policy, a copy of which will be presented to the Board for its review. Each Advisor will promptly provide to the Trust’s CCO updates to its proxy voting policy as they are adopted and implemented, and the CCO will then report such updates to the Board.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund or an Advisor has a website, a copy of the Advisor’s proxy voting policy and this Policy may be posted on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s transfer agent will notify the Advisor of any such request of proxy voting procedures. The Advisor shall reply to any Fund shareholder request within three (3) business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Advisor will provide a completed annual voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as advisor, to the Trust’s co-administrator no later than July 31 of each year. The Trust’s co-administrator, MFAC, will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

Each advisor is responsible for providing its current proxy voting policies and procedures and any subsequent amendments to the Trust’s Chief Compliance Officer (“CCO”).

SEC Form N-PX is filed with respect to each Fund by MFAC (acting as filing agent), by no later than August 31st of each year. Each such filing details all proxies voted on behalf of the Fund for the prior twelve months ended June 30th. In connection with each filing on behalf of the Fund, the Advisor’s Chief Compliance Officer must sign and return to MFAC no later than July 30th the attached Form N-PX Certification (attached to Appendix N, Exhibit A) stating that the Advisor has adopted proxy voting policies and procedures in compliance with the SEC’s Proxy Voting Rule.

B-1

PART C — OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1. Financial Statements:

Part A: Not applicable, as the 361 Social Infrastructure Fund (the “Registrant” or the “Fund”) has not yet commenced operations.

Part B: Financial Statements of the Registrant to be filed by amendment.

2. Exhibits:

Exhibit No.	Description of Document

a.1.	Certificate of Trust of 361 Social Infrastructure Fund.(1)

a.2.	Declaration of Trust of 361 Social Infrastructure Fund – filed herewith.

b.	Bylaws – filed herewith.

c.	None.

d.	Incorporated by reference to Exhibits (a)(2) and (b) above.

e.	Included in Registrant's Prospectus.

f.	Not applicable.

g.	Investment Advisory Agreement with 361 Infrastructure Partners, LLC – filed herewith.

g.1	Operating Expenses Limitation Agreement - filed herewith.

h.	Distribution Agreement – filed herewith.

i.	Not applicable.

j.	Custody Agreement – filed herewith.

k.1.	Co-Administration Agreement – filed herewith.

k.2	Fund Accounting Agreement - filed herewith

k.3	Transfer Agency Agreement – filed herewith.

k.4	Power of Attorney – filed herewith.

l.	Opinion and consent of Vedder Price P.C. – to be filed by amendment.

m.	Not applicable.

n.	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

o.	Not applicable.

p.	Subscription Agreement for providing initial capital – filed herewith.

q.	Not applicable.

r.1.	Code of Ethics of the Registrant – filed herewith.

r.2.	Code of Ethics of 361 Infrastructure Partners, LLC – filed herewith.

______________________

(1)	Previously filed with Registrant’s Registration Statement filed with the Commission on October 13, 2019.

Item 26. Marketing Arrangements

Reference is made to the Form of Distribution Agreement to be filed as Exhibit h hereto.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

FINRA filing fee	$*
Securities and Exchange Commission fees	$*
New York Stock Exchange listing fee	$*
Directors’ fees and expenses	$*
Accounting fees and expenses	$*
Legal fees and expenses	$*
Printing Expenses	$*
Transfer Agent’s fees	$*
Miscellaneous	$*
Total	$*

______________________

*	To be filed by amendment.

Item 28. Persons Controlled by or Under Common Control

None.

Item 29. Number of Holders of Securities

The Fund has not yet commenced operations and, therefore, has no record holders of shares to report.

Item 30. Indemnification

Sections 8.5, 8.6 and 8.7 of Article 8 of the Registrant’s Agreement and Declaration of Trust provides:

8.5 Indemnification of Trustees, Officers, etc. Subject to the limitations, if applicable, hereinafter set forth in this Section 8.4, the Trust shall indemnify to the fullest extent permitted by law (from the assets of the Series or Series to which the conduct in question relates) each of its Trustees, former Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether brought in the right of the Trust or otherwise, whether civil, criminal or administrative in nature, before any court or administrative or legislative body, including any appeal therefrom, in which such Covered Person may be or may have been involved as a party, potential party, non-party witness or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding (the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. In making such a determination, the Board of Trustees of the Trust shall act in conformity with then applicable law and administrative interpretations, and shall afford a Trustee requesting indemnification who is not an "interested person" of the Trust, as defined in Section 2(a)(19) of the 1940 Act, a rebuttable presumption that such Trustee did not engage in disabling conduct while acting in his capacity as a Trustee. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. The rights to indemnification set forth in this Declaration of Trust for Covered Persons shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives.

8.6 Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 8.4 hereof, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of a quorum of the disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (i) or by independent legal counsel pursuant to clause (ii) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with either of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office.

8.7 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article 8 shall not be exclusive of or affect any other rights to which any such Covered Person or shareholder may be entitled. As used in this Article 8, a "disinterested" Person is one against whom none of the actions, suits or other proceedings in question, and no other action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article 8 shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other Persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such Person.

Item 31. Business and Other Connections of Investment Adviser

The information in the prospectus under the caption “Management of the Fund—Portfolio Managers” and the Statement of Additional Information under the caption “Management of the Fund—Trustees and Officers” is hereby incorporated by reference.

Item 32. Location of Accounts and Records

The Registrant’s accounts, books, and other documents are maintained at the offices of:

Registrant’s Investment Adviser	361 Infrastructure Partners, LLC 3600 South Syracuse Street Suite 500 Denver, Colorado 80239
Registrant’s Co-Administrators	UMB Fund Services, Inc. 235 West Galena Street Milwaukee, Wisconsin 53212 Mutual Fund Administration, LLC 2220 E. Route 66 Suite 226 Glendora, California 91740
Registrant’s Custodian	UMB Bank, n.a. 1010 Grand Boulevard Kansas City, Missouri 64106
Registrant’s Transfer Agent, Fund Accountant and Dividend Disbursing Agent	UMB Fund Services, Inc. 235 West Galena Street Milwaukee, Wisconsin 53212

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1. The Registrant undertakes to suspend the offering of the common shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. The Registrant undertakes:

a. to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the 1933 Act;

(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

b. that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c. to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

d. that, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C, each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

e. that for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(2) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5. Not applicable.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 20th day of December, 2019.

361 Social Infrastructure Fund

By:	/s/ Maureen Quill
Maureen Quill,
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 20th day of December, 2019, by the following persons in the capacities set forth below.

Signature	Title

†
Ashley Toomey Rabun	Trustee

†
William H. Young	Trustee

†
Charles H. Miller	Trustee

†
John P. Zader	Trustee

†
Eric M. Banhazl	Trustee

/s/ Maureen Quill
Maureen Quill	Trustee and Principal Executive Officer

/s/ Rita Dam
Rita Dam	Principal Financial Officer

† By	/s/ Rita Dam
Attorney-in-fact, pursuant to power of attorney filed herewith.

Exhibit Index

Declaration of Trust of 361 Social Infrastructure Fund	EX99.25(2)(a)(2)
By-Laws of 361 Social Infrastructure Fund	EX99.25(2)(b)
Investment Advisory Agreement with 361 Infrastructure Partners, LLC	EX99.25(2)(g)
Operating Expenses Limitation Agreement	EX99.25(2)(g)(1)
Distribution Agreement	EX99.25(2)(h)
Custody Agreement	EX99.25(2)(j)
Co-Administration Agreement Agreement	EX99.25(2)(k)(1)
Fund Accounting Agreement	EX99.25(2)(k)(2)
Transfer Agency Agreement	EX99.25(2)(k)(3)
Power of Attorney	EX99.25(2)(k)(4)
Subscription Agreement for providing initial capital	EX99.25(2)(p)
Code of Ethics of 361 Social Infrastructure Fund	EX99.25(2)(r)(1)
Code of Ethics of 361 Infrastructure Partners, LLC	EX99.25(2)(r)(2)